UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-05361

Variable Insurance Products Fund V
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2015

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

FundsManager 85% Portfolio

September 30, 2015

1.837323.109
VF85-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 88.9%
	Shares	Value
Domestic Equity Funds - 61.4%
Fidelity Air Transportation Portfolio (a)	6,642	$436,825
Fidelity Banking Portfolio (a)	439,652	11,118,797
Fidelity Blue Chip Growth Fund (a)	84,886	5,467,511
Fidelity Blue Chip Value Fund (a)	207,438	3,140,612
Fidelity Brokerage and Investment Management Portfolio (a)	11,029	711,233
Fidelity Chemicals Portfolio (a)	24,694	2,968,245
Fidelity Computers Portfolio (a)	41,462	2,886,167
Fidelity Construction and Housing Portfolio (a)	88,155	4,975,474
Fidelity Consumer Discretionary Portfolio (a)	713,189	23,492,459
Fidelity Consumer Staples Portfolio (a)	194,559	17,315,717
Fidelity Contrafund (a)	52,818	5,132,310
Fidelity Defense and Aerospace Portfolio (a)	20,670	2,221,228
Fidelity Dividend Growth Fund (a)	286	8,226
Fidelity Electronics Portfolio (a)	22,826	1,674,518
Fidelity Energy Portfolio (a)	288,453	10,395,843
Fidelity Energy Service Portfolio (a)	20,909	891,765
Fidelity Financial Services Portfolio (a)	263,301	21,445,889
Fidelity Global Commodity Stock Fund (a)	1,859	17,249
Fidelity Gold Portfolio (a)(b)	3,652	49,159
Fidelity Growth Company Fund (a)	252	32,676
Fidelity Health Care Portfolio (a)	83,580	17,000,993
Fidelity Industrials Portfolio (a)	543,376	15,469,913
Fidelity Insurance Portfolio (a)	77,430	5,092,586
Fidelity IT Services Portfolio (a)	195,627	7,496,438
Fidelity Large Cap Stock Fund (a)	97,035	2,477,297
Fidelity Leisure Portfolio (a)	1,021	135,695
Fidelity Low-Priced Stock Fund (a)	130,420	6,177,996
Fidelity Magellan Fund (a)	155	13,318
Fidelity Materials Portfolio (a)	577	37,957
Fidelity Medical Delivery Portfolio (a)	47,042	3,947,261
Fidelity Medical Equipment and Systems Portfolio (a)	118,733	4,068,994
Fidelity Mega Cap Stock Fund (a)	26,530	396,353
Fidelity Mid Cap Value Fund (a)	283,124	6,390,102
Fidelity Nasdaq Composite Index Fund (a)	930	56,985
Fidelity OTC Portfolio (a)	7,628	566,048
Fidelity Pharmaceuticals Portfolio (a)	227,822	4,770,586
Fidelity Real Estate Investment Portfolio (a)	36,579	1,389,264
Fidelity Retailing Portfolio (a)	32,624	3,184,734
Fidelity Series Commodity Strategy Fund (a)(b)	1,089	5,959
Fidelity Small Cap Stock Fund (a)	102,405	1,777,759
Fidelity Software and Computer Services Portfolio (a)	60,129	6,673,094
Fidelity Stock Selector Large Cap Value Fund (a)	266,931	4,214,848
Fidelity Technology Portfolio (a)	201,974	22,152,487
Fidelity Telecommunications Portfolio (a)	87,845	5,031,790
Fidelity Transportation Portfolio (a)	1,969	156,313
Fidelity Utilities Portfolio (a)	30,211	1,980,903
Fidelity Value Discovery Fund (a)	44,378	985,196

TOTAL DOMESTIC EQUITY FUNDS		236,032,772

International Equity Funds - 27.5%
Fidelity China Region Fund (a)	25,971	698,888
Fidelity Diversified International Fund (a)	1,116,150	37,815,163
Fidelity Emerging Asia Fund (a)	94,788	2,746,958
Fidelity Emerging Markets Fund (a)	20,636	432,522
Fidelity Europe Fund (a)	274,660	9,676,259
Fidelity International Discovery Fund (a)	210,611	8,007,449
Fidelity International Real Estate Fund (a)	1,492	14,761
Fidelity International Small Cap Fund (a)	145,166	3,245,907
Fidelity International Small Cap Opportunities Fund (a)	170,222	2,452,899
Fidelity Japan Fund (a)	376,399	4,114,042
Fidelity Japan Smaller Companies Fund (a)	280,752	3,677,857
Fidelity Overseas Fund (a)	795,017	31,180,582
Fidelity Pacific Basin Fund (a)	20,954	526,353
Spartan International Index Fund Investor Class (a)	30,639	1,089,203

TOTAL INTERNATIONAL EQUITY FUNDS		105,678,843

TOTAL EQUITY FUNDS
(Cost $327,624,862)		341,711,615

Fixed-Income Funds - 10.6%
Fixed-Income Funds - 10.6%
Fidelity Floating Rate High Income Fund (a)	846	7,965
Fidelity Focused High Income Fund (a)	10,653	86,714
Fidelity High Income Fund (a)	20,701	171,610
Fidelity New Markets Income Fund (a)	96,984	1,409,175
Fidelity Real Estate Income Fund (a)	131,552	1,483,911
Spartan Long-Term Treasury Bond Index Fund Investor Class (a)	1,174,805	15,354,696
Spartan U.S. Bond Index Fund Investor Class (a)	1,916,475	22,326,935
TOTAL FIXED-INCOME FUNDS
(Cost $40,532,514)		40,841,006

Money Market Funds - 0.5%
Fidelity Institutional Prime Money Market Portfolio Class I 0.10% (a)(c)
(Cost $1,887,024)	1,887,024	1,887,024
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $370,044,400)		384,439,645
NET OTHER ASSETS (LIABILITIES) - 0.0%		(65,922)
NET ASSETS - 100%		$384,373,723

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Air Transportation Portfolio	$1,105,777	$3,291	$600,000	$310	$436,825
Fidelity Automotive Portfolio	1,401,688	--	1,343,717	--	--
Fidelity Banking Portfolio	9,102,324	3,759,405	884,119	13,573	11,118,797
Fidelity Biotechnology Portfolio	113,249	--	136,613	--	--
Fidelity Blue Chip Growth Fund	6,447,990	3,202,578	3,787,631	2,123	5,467,511
Fidelity Blue Chip Value Fund	531,973	2,845,568	--	35,554	3,140,612
Fidelity Brokerage and Investment Management Portfolio	4,646,094	37,699	3,492,196	5,303	711,233
Fidelity Canada Fund	35,267	--	34,094	--	--
Fidelity Chemicals Portfolio	4,206,766	2,228,042	2,620,328	10,403	2,968,245
Fidelity China Region Fund	173,776	1,259,353	480,000	--	698,888
Fidelity Communications Equipment Portfolio	84,103	--	86,005	--	--
Fidelity Computers Portfolio	10,246,542	368,021	7,008,548	8,854	2,886,167
Fidelity Construction and Housing Portfolio	3,549,216	1,445,707	--	2,004	4,975,474
Fidelity Consumer Discretionary Portfolio	23,198,879	4,103,163	3,269,977	22,111	23,492,459
Fidelity Consumer Finance Portfolio	324,419	--	325,570	--	--
Fidelity Consumer Staples Portfolio	20,972,236	3,988,681	6,031,292	40,188	17,315,717
Fidelity Contrafund	--	5,242,187	--	--	5,132,310
Fidelity Defense and Aerospace Portfolio	--	2,642,048	--	3,924	2,221,228
Fidelity Diversified International Fund	34,359,789	34,676,133	31,686,709	--	37,815,164
Fidelity Dividend Growth Fund	8,811	647	--	70	8,226
Fidelity Electronics Portfolio	8,977,039	982,912	7,579,249	5,410	1,674,518
Fidelity Emerging Asia Fund	3,065,534	2,719,504	2,180,378	--	2,746,958
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund	317,871	--	336,570	--	--
Fidelity Emerging Markets Fund	5,596,916	--	4,879,161	--	432,522
Fidelity Energy Portfolio	6,443,444	7,063,437	347,829	3,690	10,395,843
Fidelity Energy Service Portfolio	2,291,629	1,103,894	2,024,309	--	891,765
Fidelity Europe Fund	6,422,278	3,570,745	--	--	9,676,259
Fidelity Financial Services Portfolio	25,529,575	2,462,376	4,629,534	--	21,445,889
Fidelity Floating Rate High Income Fund	7,907	228	--	228	7,965
Fidelity Focused High Income Fund	88,066	3,021	--	3,021	86,714
Fidelity Global Commodity Stock Fund	23,141	--	--	--	17,249
Fidelity Gold Portfolio	60,042	--	--	--	49,159
Fidelity Growth & Income Portfolio	30,345	--	31,169	--	--
Fidelity Growth Company Fund	33,139	53	--	--	32,676
Fidelity Health Care Portfolio	29,367,467	2,954,008	15,046,557	--	17,000,993
Fidelity High Income Fund	176,861	7,319	--	7,319	171,610
Fidelity Industrials Portfolio	13,859,596	3,679,491	199,940	11,856	15,469,913
Fidelity Institutional Prime Money Market Portfolio	--	16,840,597	14,953,574	1,501	1,887,024
Fidelity Insurance Portfolio	2,922,053	3,352,760	900,000	4,719	5,092,586
Fidelity International Capital Appreciation Fund	4,243,006	--	4,443,601	--	--
Fidelity International Discovery Fund	11,074,754	498,203	3,854,077	--	8,007,449
Fidelity International Real Estate Fund	14,748	364	--	188	14,761
Fidelity International Small Cap Fund	--	3,522,925	--	--	3,245,907
Fidelity International Small Cap Opportunities Fund	--	2,636,724	--	--	2,452,899
Fidelity International Value Fund	130,917	--	138,560	--	--
Fidelity IT Services Portfolio	632,270	6,873,198	--	--	7,496,438
Fidelity Japan Fund	98,029	4,518,962	--	--	4,114,042
Fidelity Japan Smaller Companies Fund	1,020,167	2,771,126	--	--	3,677,857
Fidelity Large Cap Stock Fund	6,519,340	1,836,601	5,474,632	11,093	2,477,297
Fidelity Leisure Portfolio	133,096	2,458	--	176	135,695
Fidelity Low-Priced Stock Fund	--	6,381,620	--	19,732	6,177,996
Fidelity Magellan Fund	13,862	458	--	27	13,318
Fidelity Materials Portfolio	--	39,773	--	--	37,957
Fidelity Medical Delivery Portfolio	231,823	3,893,587	--	--	3,947,261
Fidelity Medical Equipment and Systems Portfolio	405,235	4,152,558	--	--	4,068,994
Fidelity Mega Cap Stock Fund	2,402,360	10,105	2,008,143	3,265	396,353
Fidelity Mid Cap Value Fund	2,795,151	7,267,361	2,778,036	811	6,390,102
Fidelity Nasdaq Composite Index Fund	57,990	--	--	--	56,985
Fidelity Natural Gas Portfolio	2,531,472	5,161	2,431,148	5,161	--
Fidelity New Markets Income Fund	2,259,093	70,502	845,854	70,501	1,409,175
Fidelity OTC Portfolio	2,350,535	198,434	2,029,283	--	566,048
Fidelity Overseas Fund	7,973,723	25,211,957	776,672	--	31,180,582
Fidelity Pacific Basin Fund	331,588	800,000	500,000	--	526,353
Fidelity Pharmaceuticals Portfolio	3,854,851	5,495,627	3,730,984	255	4,770,586
Fidelity Real Estate Income Fund	1,486,499	47,502	--	47,502	1,483,911
Fidelity Real Estate Investment Portfolio	1,719,394	1,027,605	1,152,124	63,407	1,389,264
Fidelity Retailing Portfolio	2,545,062	413,422	--	3,027	3,184,734
Fidelity Series Commodity Strategy Fund	7,114	--	--	--	5,959
Fidelity Small Cap Discovery Fund	100,567	--	102,338	--	--
Fidelity Small Cap Growth Fund	55,271	--	57,193	--	--
Fidelity Small Cap Stock Fund	87,697	2,020,908	90,497	3,686	1,777,759
Fidelity Small Cap Value Fund	32,394	--	32,959	--	--
Fidelity Software and Computer Services Portfolio	391,271	7,168,237	380,386	--	6,673,094
Fidelity Stock Selector Large Cap Value Fund	11,626,830	1,889,103	9,225,048	1,986	4,214,848
Fidelity Technology Portfolio	24,329,695	9,335,500	10,183,985	--	22,152,487
Fidelity Telecommunications Portfolio	395,514	5,208,813	393,462	--	5,031,790
Fidelity Transportation Portfolio	3,749,677	14,731	3,305,116	2,077	156,313
Fidelity Utilities Portfolio	3,340,552	1,384,511	2,479,456	7,778	1,980,903
Fidelity Value Discovery Fund	1,078,688	26,067	13,073	12,839	985,196
Spartan 500 Index Fund Investor Class	3,280,949	13,139	3,375,941	13,139	--
Spartan International Index Fund Investor Class	26,149,813	83,120	25,617,428	--	1,089,203
Spartan Long-Term Treasury Bond Index Fund Investor Class	4,223,091	12,426,343	646,997	246,590	15,354,696
Spartan U.S. Bond Index Fund Investor Class	25,811,767	9,584,189	13,092,779	269,712	22,326,935
Total	$385,207,657	$237,373,762	$214,054,841	$965,113	$384,439,645

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $370,394,262. Net unrealized appreciation aggregated $14,045,383, of which $32,758,233 related to appreciated investment securities and $18,712,850 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom Lifetime Income III Portfolio

September 30, 2015

1.822348.110
VIPFLI-III-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 48.3%
	Shares	Value
Domestic Equity Funds - 48.3%
VIP Contrafund Portfolio Investor Class (a)	51,522	$1,657,988
VIP Equity-Income Portfolio Investor Class (a)	85,971	1,743,484
VIP Growth & Income Portfolio Investor Class (a)	109,220	1,986,707
VIP Growth Portfolio Investor Class (a)	28,155	1,703,665
VIP Mid Cap Portfolio Investor Class (a)	15,246	484,226
VIP Value Portfolio Investor Class (a)	89,186	1,275,360
VIP Value Strategies Portfolio Investor Class (a)	44,099	626,647
TOTAL DOMESTIC EQUITY FUNDS
(Cost $9,127,136)		9,478,077

International Equity Funds - 17.6%
Developed International Equity Funds - 14.0%
VIP Overseas Portfolio Investor Class R (a)	149,707	2,744,131
Emerging Markets Equity Funds - 3.6%
VIP Emerging Markets Portfolio Investor Class R (a)	89,114	696,869
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,660,236)		3,441,000

Bond Funds - 33.0%
High Yield Bond Funds - 7.4%
VIP High Income Portfolio Investor Class (a)	266,542	1,447,323
Investment Grade Bond Funds - 25.6%
VIP Investment Grade Bond Portfolio Investor Class (a)	395,597	5,020,124
TOTAL BOND FUNDS
(Cost $6,602,694)		6,467,447

Short-Term Funds - 1.1%
VIP Money Market Portfolio Investor Class 0.01% (a)(b)
(Cost $221,250)	221,250	221,250
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $19,611,316)		19,607,774
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$19,607,774

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$1,481,925	$495,363	$100,411	$205	$1,657,988
VIP Emerging Markets Portfolio Investor Class R	603,193	214,666	21,419	429	696,869
VIP Equity-Income Portfolio Investor Class	1,550,495	549,339	75,712	1,266	1,743,484
VIP Growth & Income Portfolio Investor Class	1,768,877	552,763	94,546	540	1,986,707
VIP Growth Portfolio Investor Class	1,513,732	412,813	153,646	--	1,703,665
VIP High Income Portfolio Investor Class	1,252,811	306,212	90,310	3,374	1,447,323
VIP Investment Grade Bond Portfolio Investor Class	4,220,337	1,469,375	639,340	3,863	5,020,124
VIP Mid Cap Portfolio Investor Class	435,530	148,885	28,121	--	484,226
VIP Money Market Portfolio Investor Class	112,642	114,921	6,313	14	221,250
VIP Overseas Portfolio Investor Class R	2,386,447	659,860	268,241	--	2,744,131
VIP Value Portfolio Investor Class	1,149,317	331,230	71,483	147	1,275,360
VIP Value Strategies Portfolio Investor Class	561,688	133,681	31,110	--	626,647
Total	$17,036,994	$5,389,108	$1,580,652	$9,838	$19,607,774

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $19,705,921. Net unrealized depreciation aggregated $98,147, of which $962,166 related to appreciated investment securities and $1,060,313 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom® 2025 Portfolio

September 30, 2015

1.822896.110
VIPIFF2025-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 49.6%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	400,119	$12,875,837
VIP Equity-Income Portfolio Investor Class (a)	665,784	13,502,107
VIP Growth & Income Portfolio Investor Class (a)	847,867	15,422,707
VIP Growth Portfolio Investor Class (a)	218,035	13,193,281
VIP Mid Cap Portfolio Investor Class (a)	117,966	3,746,600
VIP Value Portfolio Investor Class (a)	693,146	9,911,990
VIP Value Strategies Portfolio Investor Class (a)	341,282	4,849,618
TOTAL DOMESTIC EQUITY FUNDS
(Cost $64,900,030)		73,502,140

International Equity Funds - 21.2%
VIP Emerging Markets Portfolio Investor Class R (a)	1,241,406	9,707,799
VIP Overseas Portfolio Investor Class R (a)	1,185,478	21,729,810
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $31,992,865)		31,437,609

Bond Funds - 26.8%
VIP High Income Portfolio Investor Class (a)	1,102,502	5,986,586
VIP Investment Grade Bond Portfolio Investor Class (a)	2,663,908	33,804,996
TOTAL BOND FUNDS
(Cost $40,270,344)		39,791,582

Short-Term Funds - 2.4%
VIP Money Market Portfolio Investor Class 0.01% (a)(b)
(Cost $3,506,361)	3,506,361	3,506,361
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $140,669,600)		148,237,692
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$148,237,693

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$12,445,871	$2,745,327	$491,889	$1,668	$12,875,837
VIP Emerging Markets Portfolio Investor Class R	8,391,890	3,817,379	901,118	5,323	9,707,799
VIP Equity-Income Portfolio Investor Class	13,054,735	3,382,775	601,344	10,354	13,502,107
VIP Growth & Income Portfolio Investor Class	14,901,512	3,313,041	783,057	4,398	15,422,707
VIP Growth Portfolio Investor Class	12,714,834	2,122,547	1,053,482	--	13,193,281
VIP High Income Portfolio Investor Class	5,683,544	970,434	568,747	14,097	5,986,586
VIP Investment Grade Bond Portfolio Investor Class	30,297,707	10,335,832	6,600,556	25,493	33,804,996
VIP Mid Cap Portfolio Investor Class	3,638,059	904,310	199,763	--	3,746,600
VIP Money Market Portfolio Investor Class	1,769,091	2,008,892	271,622	237	3,506,361
VIP Overseas Portfolio Investor Class R	22,657,251	3,381,504	4,028,100	--	21,729,810
VIP Value Portfolio Investor Class	9,636,136	1,881,469	489,565	1,199	9,911,990
VIP Value Strategies Portfolio Investor Class	4,716,722	686,802	236,298	--	4,849,618
Total	$139,907,352	$35,550,312	$16,225,541	$ 62,769	$148,237,692

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $141,450,078. Net unrealized appreciation aggregated $6,787,614, of which $12,756,123 related to appreciated investment securities and $5,968,509 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investment Grade Bond Portfolio

September 30, 2015

VIPIGB-QTLY-1115
1.808780.111

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 0.4%
	Principal Amount	Value
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Chesapeake Energy Corp. 5.75% 3/15/23	$8,800,000	$5,739,246
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MSCI, Inc. 5.25% 11/15/24 (a)	3,400,000	3,434,000
Real Estate Investment Trusts - 0.0%
CommonWealth REIT 5.875% 9/15/20	546,000	596,963

TOTAL FINANCIALS		4,030,963

HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	5,515,000	5,749,388
TOTAL NONCONVERTIBLE BONDS
(Cost $18,711,471)		15,519,597

U.S. Treasury Obligations - 1.4%
U.S. Treasury Bonds 2.875% 8/15/45	20,030,000	20,032,083
U.S. Treasury Notes 2% 8/15/25	31,170,000	31,019,823
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $50,816,886)		51,051,906

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4039% 5/25/47 (b)	$246,026	$227,195
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3639% 2/25/37 (b)	786,176	706,325
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2 Class 1A2, 2.6171% 3/25/35 (b)	554,289	512,621
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $833,646)		1,446,141
	Shares	Value

Fixed-Income Funds - 97.7%
Fidelity Specialized High Income Central Fund (c)	2,756,499	271,101,633
Fidelity VIP Investment Grade Central Fund (c)	30,913,042	3,239,068,494
TOTAL FIXED-INCOME FUNDS
(Cost $3,493,148,675)		3,510,170,127

Money Market Funds - 0.4%
Fidelity Cash Central Fund, 0.18% (d)
(Cost $13,813,717)	13,813,717	13,813,717
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $3,577,324,395)		3,592,001,488
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,915,790
NET ASSETS - 100%		$3,593,917,278

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,434,000 or 0.1% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$38,570
Fidelity Securities Lending Cash Central Fund	13,702
Fidelity Specialized High Income Central Fund	8,255,720
Fidelity VIP Investment Grade Central Fund	71,192,311
Total	$79,500,303

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$199,928,323	$83,000,358	$--	$271,101,633	33.7%
Fidelity VIP Investment Grade Central Fund	3,101,051,964	340,919,512	139,976,763	3,239,068,494	69.4%
Total	$3,300,980,287	$423,919,870	$139,976,763	$3,510,170,127

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$15,519,597	$--	$15,519,597	$--
U.S. Government and Government Agency Obligations	51,051,906	--	51,051,906	--
Collateralized Mortgage Obligations	1,446,141	--	1,446,141	--
Fixed-Income Funds	3,510,170,127	3,510,170,127	--	--
Money Market Funds	13,813,717	13,813,717	--	--
Total Investments in Securities:	$3,592,001,488	$3,523,983,844	$68,017,644	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Collateralized mortgage obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $3,523,088,927. Net unrealized appreciation aggregated $68,912,561, of which $104,203,140 related to appreciated investment securities and $35,290,579 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2020 Portfolio

September 30, 2015

1.822349.110
VIPF2020-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 44.3%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	1,716,933	$55,525,606
VIP Equity-Income Portfolio Initial Class (a)	2,857,624	58,238,381
VIP Growth & Income Portfolio Initial Class (a)	3,643,338	66,527,358
VIP Growth Portfolio Initial Class (a)	936,740	56,878,869
VIP Mid Cap Portfolio Initial Class (a)	505,964	16,150,365
VIP Value Portfolio Initial Class (a)	2,984,202	42,733,778
VIP Value Strategies Portfolio Initial Class (a)	1,463,985	20,905,706
TOTAL DOMESTIC EQUITY FUNDS
(Cost $241,179,943)		316,960,063

International Equity Funds - 18.9%
VIP Emerging Markets Portfolio Initial Class (a)	5,513,198	43,333,739
VIP Overseas Portfolio Initial Class (a)	5,000,139	92,002,565
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $130,329,018)		135,336,304

Bond Funds - 31.7%
VIP High Income Portfolio Initial Class (a)	5,274,955	28,801,256
VIP Investment Grade Bond Portfolio Initial Class (a)	15,566,729	198,164,462
TOTAL BOND FUNDS
(Cost $229,558,715)		226,965,718

Short-Term Funds - 5.1%
VIP Money Market Portfolio Initial Class 0.01% (a)(b)
(Cost $36,039,675)	36,039,675	36,039,675
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $637,107,351)		715,301,760
NET OTHER ASSETS (LIABILITIES) - 0.0%		(141,370)
NET ASSETS - 100%		$715,160,390

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$59,565,879	$8,572,121	$4,529,198	$9,618	$55,525,606
VIP Emerging Markets Portfolio Initial Class	40,294,212	12,540,840	2,721,980	26,032	43,333,739
VIP Equity-Income Portfolio Initial Class	62,616,674	9,624,604	3,623,515	51,846	58,238,381
VIP Growth & Income Portfolio Initial Class	71,345,864	10,011,885	6,082,908	24,458	66,527,358
VIP Growth Portfolio Initial Class	60,753,411	6,116,292	7,644,170	--	56,878,869
VIP High Income Portfolio Initial Class	30,526,423	922,866	2,366,789	77,422	28,801,256
VIP Investment Grade Bond Portfolio Initial Class	217,034,230	15,808,620	33,726,039	182,356	198,164,462
VIP Mid Cap Portfolio Initial Class	17,665,272	3,132,238	1,948,273	--	16,150,365
VIP Money Market Portfolio Initial Class	26,538,252	12,445,343	2,943,920	8,290	36,039,675
VIP Overseas Portfolio Initial Class	106,967,502	10,876,954	25,720,527	--	92,002,565
VIP Value Portfolio Initial Class	46,110,861	5,528,164	3,993,994	5,763	42,733,778
VIP Value Strategies Portfolio Initial Class	22,419,977	1,760,745	2,040,095	--	20,905,706
Total	$761,838,557	$97,340,672	$97,341,408	$385,785	$715,301,760

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $639,431,133. Net unrealized appreciation aggregated $75,870,627, of which $94,984,685 related to appreciated investment securities and $19,114,058 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

FundsManager 20% Portfolio

September 30, 2015

1.837319.109
VF20-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 23.5%
	Shares	Value
Domestic Equity Funds - 15.3%
Fidelity Air Transportation Portfolio (a)	4,060	$267,011
Fidelity Banking Portfolio (a)	148,982	3,767,766
Fidelity Blue Chip Growth Fund (a)	18,864	1,215,059
Fidelity Blue Chip Value Fund (a)	119,338	1,806,783
Fidelity Brokerage and Investment Management Portfolio (a)	2,663	171,754
Fidelity Chemicals Portfolio (a)	14,135	1,699,068
Fidelity Communications Equipment Portfolio (a)	19,497	549,816
Fidelity Computers Portfolio (a)	40,946	2,850,227
Fidelity Construction and Housing Portfolio (a)	72,111	4,069,928
Fidelity Consumer Discretionary Portfolio (a)	279,593	9,209,805
Fidelity Consumer Staples Portfolio (a)	92,327	8,217,129
Fidelity Contrafund (a)	44,094	4,284,610
Fidelity Defense and Aerospace Portfolio (a)	6,359	683,353
Fidelity Dividend Growth Fund (a)	698	20,112
Fidelity Electronics Portfolio (a)	27,655	2,028,746
Fidelity Energy Portfolio (a)	129,818	4,678,633
Fidelity Energy Service Portfolio (a)	20,187	860,990
Fidelity Financial Services Portfolio (a)	120,533	9,817,377
Fidelity Global Commodity Stock Fund (a)	3,863	35,847
Fidelity Gold Portfolio (a)(b)	6,965	93,755
Fidelity Health Care Portfolio (a)	30,460	6,195,892
Fidelity Industrial Equipment Portfolio (a)	4,380	145,546
Fidelity Industrials Portfolio (a)	251,638	7,164,127
Fidelity Insurance Portfolio (a)	68,546	4,508,239
Fidelity IT Services Portfolio (a)	59,190	2,268,179
Fidelity Large Cap Stock Fund (a)	3,656	93,337
Fidelity Low-Priced Stock Fund (a)	91,018	4,311,521
Fidelity Materials Portfolio (a)	169	11,104
Fidelity Medical Delivery Portfolio (a)	21,844	1,832,936
Fidelity Medical Equipment and Systems Portfolio (a)	132,877	4,553,679
Fidelity Mid Cap Value Fund (a)	51,621	1,165,088
Fidelity Natural Gas Portfolio (a)	152	3,461
Fidelity OTC Portfolio (a)	652	48,364
Fidelity Pharmaceuticals Portfolio (a)	81,795	1,712,787
Fidelity Real Estate Investment Portfolio (a)	70,430	2,674,913
Fidelity Retailing Portfolio (a)	24,180	2,360,488
Fidelity Series Commodity Strategy Fund (a)(b)	1,089	5,959
Fidelity Small Cap Stock Fund (a)	5,306	92,110
Fidelity Software and Computer Services Portfolio (a)	10,658	1,182,833
Fidelity Stock Selector Large Cap Value Fund (a)	46,883	740,286
Fidelity Technology Portfolio (a)	94,441	10,358,306
Fidelity Telecommunications Portfolio (a)	44,150	2,528,900
Fidelity Transportation Portfolio (a)	3,836	304,473
Fidelity Utilities Portfolio (a)	19,195	1,258,647
Spartan Extended Market Index Fund Investor Class (a)	310	15,810

TOTAL DOMESTIC EQUITY FUNDS		111,864,754

International Equity Funds - 8.2%
Fidelity China Region Fund (a)	56,544	1,521,612
Fidelity Diversified International Fund (a)	369,113	12,505,558
Fidelity Emerging Asia Fund (a)	141,374	4,097,015
Fidelity Emerging Markets Fund (a)	93,553	1,960,872
Fidelity Europe Fund (a)	121,462	4,279,120
Fidelity International Capital Appreciation Fund (a)	21,103	337,229
Fidelity International Discovery Fund (a)	64,182	2,440,189
Fidelity International Real Estate Fund (a)	1,177	11,640
Fidelity International Small Cap Fund (a)	100,810	2,254,103
Fidelity International Small Cap Opportunities Fund (a)	200,838	2,894,076
Fidelity Japan Fund (a)	190,771	2,085,128
Fidelity Japan Smaller Companies Fund (a)	245,585	3,217,158
Fidelity Overseas Fund (a)	390,309	15,307,929
Fidelity Pacific Basin Fund (a)	22,173	556,996
Spartan International Index Fund Investor Class (a)	186,331	6,624,074

TOTAL INTERNATIONAL EQUITY FUNDS		60,092,699

TOTAL EQUITY FUNDS
(Cost $162,471,568)		171,957,453

Fixed-Income Funds - 47.6%
Fixed-Income Funds - 47.6%
Fidelity Floating Rate High Income Fund (a)	424,272	3,996,643
Fidelity Focused High Income Fund (a)	37,761	307,378
Fidelity High Income Fund (a)	40,758	337,883
Fidelity New Markets Income Fund (a)	166,857	2,424,432
Fidelity Real Estate Income Fund (a)	223,161	2,517,251
Spartan Long-Term Treasury Bond Index Fund Investor Class (a)	1,484,261	19,399,288
Spartan U.S. Bond Index Fund Investor Class (a)	27,496,376	320,332,777
TOTAL FIXED-INCOME FUNDS
(Cost $ 339,428,141)		349,315,652

Money Market Funds - 28.9%
Fidelity Institutional Money Market Portfolio Class I 0.13% (a)(c)	83,256,497	83,256,497
Fidelity Institutional Prime Money Market Portfolio Class I 0.10% (a)(c)	95,535,076	95,535,076
Fidelity Select Money Market Portfolio 0.02% (a)(c)	32,979,983	32,979,983
TOTAL MONEY MARKET FUNDS
(Cost $211,771,556)		211,771,556
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $713,671,265)		733,044,661
NET OTHER ASSETS (LIABILITIES) - 0.0%		(122,084)
NET ASSETS - 100%		$732,922,577

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Air Transportation Portfolio	$722,218	$3,783	$403,792	$356	$267,011
Fidelity Banking Portfolio	4,617,977	1,589,054	2,075,871	4,441	3,767,766
Fidelity Biotechnology Portfolio	30,278	--	36,525	--	--
Fidelity Blue Chip Growth Fund	4,643,143	672,133	4,127,488	461	1,215,059
Fidelity Blue Chip Value Fund	1,002,736	1,083,256	154,688	20,716	1,806,783
Fidelity Brokerage and Investment Management Portfolio	2,551,526	16,058	2,391,453	2,259	171,754
Fidelity Canada Fund	26,393	--	25,515	--	--
Fidelity Chemicals Portfolio	3,553,417	150,422	1,590,187	7,857	1,699,068
Fidelity China Region Fund	535,940	1,671,984	368,561	--	1,521,612
Fidelity Communications Equipment Portfolio	1,240,631	4,715	600,000	429	549,816
Fidelity Computers Portfolio	4,400,604	999,023	1,900,242	4,897	2,850,227
Fidelity Construction and Housing Portfolio	3,176,717	875,491	--	1,692	4,069,928
Fidelity Consumer Discretionary Portfolio	11,793,649	565,553	2,978,927	10,342	9,209,805
Fidelity Consumer Finance Portfolio	726,495	--	721,124	--	--
Fidelity Consumer Staples Portfolio	12,347,828	1,342,695	4,694,542	19,668	8,217,129
Fidelity Contrafund	27,397	4,352,243	--	--	4,284,610
Fidelity Defense and Aerospace Portfolio	--	823,109	--	1,520	683,353
Fidelity Diversified International Fund	6,524,341	24,539,362	18,107,029	--	12,505,558
Fidelity Dividend Growth Fund	21,542	1,581	--	172	20,112
Fidelity Electronics Portfolio	3,568,545	371,503	1,500,000	2,196	2,028,746
Fidelity Emerging Asia Fund	3,252,827	2,363,610	740,765	--	4,097,015
Fidelity Emerging Markets Fund	7,506,396	--	4,802,021	--	1,960,872
Fidelity Energy Portfolio	5,224,198	1,537,800	836,838	2,190	4,678,633
Fidelity Energy Service Portfolio	1,558,936	408,810	723,237	--	860,990
Fidelity Equity Dividend Income Fund	19,926	63	20,288	--	--
Fidelity Europe Fund	3,220,679	1,275,931	143,972	--	4,279,120
Fidelity Financial Services Portfolio	11,591,469	3,215,542	3,941,244	--	9,817,377
Fidelity Floating Rate High Income Fund	4,655,051	119,492	693,509	119,484	3,996,643
Fidelity Focused High Income Fund	312,169	10,710	--	10,710	307,378
Fidelity Fund	34,121	--	35,689	--	--
Fidelity Global Commodity Stock Fund	48,092	--	--	--	35,847
Fidelity Gold Portfolio	114,512	--	--	--	93,755
Fidelity Growth & Income Portfolio	3,436	--	3,517	--	--
Fidelity Health Care Portfolio	18,500,783	898,111	13,640,940	--	6,195,892
Fidelity High Income Fund	348,223	14,411	--	14,411	337,883
Fidelity Industrial Equipment Portfolio	--	160,000	--	--	145,546
Fidelity Industrials Portfolio	8,110,539	734,592	764,675	6,130	7,164,127
Fidelity Institutional Money Market Portfolio Class I	13,209,159	70,047,339	--	47,339	83,256,497
Fidelity Institutional Prime Money Market Portfolio Class I	143,215,804	51,191,182	98,871,911	47,775	95,535,076
Fidelity Insurance Portfolio	4,585,934	569,943	500,000	6,590	4,508,239
Fidelity International Capital Appreciation Fund	4,624,124	--	4,530,480	--	337,229
Fidelity International Discovery Fund	4,610,578	28,709	2,361,650	--	2,440,189
Fidelity International Real Estate Fund	11,630	287	--	148	11,640
Fidelity International Small Cap Fund	--	2,440,514	--	--	2,254,103
Fidelity International Small Cap Opportunities Fund	--	3,098,593	--	--	2,894,076
Fidelity International Value Fund	1,090,843	--	1,126,355	--	--
Fidelity IT Services Portfolio	266,995	1,902,916	--	--	2,268,179
Fidelity Japan Fund	36,962	2,318,951	--	--	2,085,128
Fidelity Japan Smaller Companies Fund	701,962	2,619,071	--	--	3,217,158
Fidelity Large Cap Stock Fund	1,001,217	129,334	1,009,338	1,335	93,337
Fidelity Leisure Portfolio	653,398	4,071	694,673	291	--
Fidelity Leveraged Company Stock Fund	8,995	--	9,373	--	--
Fidelity Low-Priced Stock Fund	--	4,393,019	--	4,942	4,311,521
Fidelity Magellan Fund	43,256	--	44,939	--	--
Fidelity Materials Portfolio	--	11,692	--	--	11,104
Fidelity Medical Delivery Portfolio	432,954	1,508,596	--	--	1,832,936
Fidelity Medical Equipment and Systems Portfolio	858,076	4,183,264	--	--	4,553,679
Fidelity Mega Cap Stock Fund	2,778,809	--	2,757,088	--	--
Fidelity Mid Cap Value Fund	1,266,383	1,358,320	1,353,792	119	1,165,088
Fidelity Natural Gas Portfolio	4,913	10	--	10	3,461
Fidelity New Markets Income Fund	4,163,222	129,909	1,737,360	129,895	2,424,432
Fidelity OTC Portfolio	1,879,159	52,391	1,976,528	--	48,364
Fidelity Overseas Fund	10,381,988	5,708,343	900,000	--	15,307,929
Fidelity Pacific Basin Fund	1,323,157	--	735,094	--	556,996
Fidelity Pharmaceuticals Portfolio	251,916	2,028,235	267,352	--	1,712,787
Fidelity Real Estate Income Fund	2,521,641	80,581	--	80,581	2,517,251
Fidelity Real Estate Investment Portfolio	2,958,944	2,636,900	2,462,541	121,968	2,674,913
Fidelity Retailing Portfolio	2,015,796	167,261	--	2,395	2,360,488
Fidelity Select Money Market Portfolio	32,976,771	3,212	--	3,212	32,979,983
Fidelity Series Commodity Strategy Fund	7,114	--	--	--	5,959
Fidelity Small Cap Discovery Fund	206,688	--	210,328	--	--
Fidelity Small Cap Growth Fund	--	--	--	--	--
Fidelity Small Cap Stock Fund	12,820	105,943	13,230	237	92,110
Fidelity Small Cap Value Fund	180,036	--	183,174	--	--
Fidelity Software and Computer Services Portfolio	1,091,688	661,659	500,000	--	1,182,833
Fidelity Stock Selector Large Cap Value Fund	5,919,753	687,817	5,910,951	97	740,286
Fidelity Technology Portfolio	14,324,700	1,964,931	5,404,839	--	10,358,306
Fidelity Telecommunications Portfolio	667,602	2,649,245	698,179	--	2,528,900
Fidelity Transportation Portfolio	1,885,324	10,217	1,400,000	1,441	304,473
Fidelity Utilities Portfolio	2,178,020	816,227	1,524,729	6,651	1,258,647
Spartan Extended Market Index Fund Investor Class	16,866	232	--	35	15,810
Spartan International Index Fund Investor Class	8,774,771	28,709	1,920,000	--	6,624,074
Spartan Long-Term Treasury Bond Index Fund Investor Class	4,248,533	17,325,913	1,417,640	298,020	19,399,288
Spartan U.S. Bond Index Fund Investor Class	358,803,414	23,147,395	59,260,917	5,762,926	320,332,777
Total	$762,204,649	$253,811,968	$267,805,100	$6,745,938	$733,044,661

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $714,110,509. Net unrealized appreciation aggregated $18,934,152, of which $29,604,991 related to appreciated investment securities and $10,670,839 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Asset Manager Portfolio

September 30, 2015

1.808793.111
VIPAM-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 31.4%
	Shares	Value
CONSUMER DISCRETIONARY - 7.1%
Auto Components - 0.1%
Delphi Automotive PLC	14,500	$1,102,580
Automobiles - 0.1%
General Motors Co.	45,900	1,377,918
Hotels, Restaurants & Leisure - 1.0%
Chipotle Mexican Grill, Inc. (a)	11,000	7,922,750
Fiesta Restaurant Group, Inc. (a)	36,900	1,674,153
Hilton Worldwide Holdings, Inc.	60,400	1,385,576
Papa John's International, Inc.	24,600	1,684,608
		12,667,087
Household Durables - 1.6%
Barratt Developments PLC	224,600	2,189,777
Bellway PLC	46,200	1,737,442
D.R. Horton, Inc.	175,900	5,164,424
KB Home	250,500	3,394,275
Newell Rubbermaid, Inc.	25,500	1,012,605
PulteGroup, Inc.	224,900	4,243,863
Taylor Morrison Home Corp. (a)	52,000	970,320
Taylor Wimpey PLC	388,600	1,149,256
		19,861,962
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)	12,800	6,552,192
Priceline Group, Inc. (a)	4,600	5,689,556
Vipshop Holdings Ltd. ADR (a)	66,700	1,120,560
		13,362,308
Leisure Products - 0.1%
Vista Outdoor, Inc. (a)	30,100	1,337,343
Media - 0.7%
ITV PLC	563,700	2,097,733
Liberty Global PLC:
Class C (a)	29,500	1,210,090
LiLAC Class C (a)	1,020	34,925
Naspers Ltd. Class N	5,800	724,308
Time Warner, Inc.	52,500	3,609,375
Twenty-First Century Fox, Inc. Class B	23,400	633,438
		8,309,869
Multiline Retail - 0.2%
Burlington Stores, Inc. (a)	37,000	1,888,480
Specialty Retail - 1.3%
Cabela's, Inc. Class A (a)(b)	37,700	1,719,120
Home Depot, Inc.	49,000	5,659,010
Lowe's Companies, Inc.	84,000	5,789,280
TJX Companies, Inc.	35,300	2,521,126
		15,688,536
Textiles, Apparel & Luxury Goods - 0.9%
Kate Spade & Co. (a)	23,000	439,530
Michael Kors Holdings Ltd. (a)	189,563	8,007,141
Pandora A/S	18,400	2,146,600
VF Corp.	14,300	975,403
		11,568,674

TOTAL CONSUMER DISCRETIONARY		87,164,757

CONSUMER STAPLES - 1.1%
Beverages - 0.7%
Monster Beverage Corp. (a)	65,000	8,784,100
Food & Staples Retailing - 0.3%
CVS Health Corp.	32,400	3,125,952
Food Products - 0.0%
Blue Buffalo Pet Products, Inc. (a)	5,700	102,087
Tobacco - 0.1%
Imperial Tobacco Group PLC	35,287	1,821,873

TOTAL CONSUMER STAPLES		13,834,012

ENERGY - 0.6%
Energy Equipment & Services - 0.0%
Independence Contract Drilling, Inc. (a)	40,000	199,200
Oil, Gas & Consumable Fuels - 0.6%
Chevron Corp.	38,900	3,068,432
Cimarex Energy Co.	13,100	1,342,488
Continental Resources, Inc. (a)	28,100	814,057
EOG Resources, Inc.	14,500	1,055,600
GasLog Ltd.	55,900	537,758
		6,818,335

TOTAL ENERGY		7,017,535

FINANCIALS - 1.7%
Banks - 0.5%
Bank of America Corp.	360,200	5,611,916
Capital Markets - 0.7%
BlackRock, Inc. Class A	9,600	2,855,712
Morgan Stanley	92,600	2,916,900
The Blackstone Group LP	106,800	3,382,356
		9,154,968
Consumer Finance - 0.3%
Springleaf Holdings, Inc. (a)	71,800	3,139,096
Diversified Financial Services - 0.2%
McGraw Hill Financial, Inc.	31,000	2,681,500

TOTAL FINANCIALS		20,587,480

HEALTH CARE - 9.4%
Biotechnology - 6.5%
Acorda Therapeutics, Inc. (a)	70,900	1,879,559
Actelion Ltd.	25,367	3,219,678
Alexion Pharmaceuticals, Inc. (a)	54,400	8,507,616
Alnylam Pharmaceuticals, Inc. (a)	16,400	1,317,904
Amgen, Inc.	19,600	2,711,072
Amicus Therapeutics, Inc. (a)	55,800	780,642
ARIAD Pharmaceuticals, Inc. (a)	108,300	632,472
BioCryst Pharmaceuticals, Inc. (a)(b)	136,600	1,557,240
BioMarin Pharmaceutical, Inc. (a)	36,600	3,854,712
bluebird bio, Inc. (a)	1,900	162,545
Celgene Corp. (a)	115,900	12,536,903
Celldex Therapeutics, Inc. (a)(b)	43,100	454,274
Clovis Oncology, Inc. (a)	16,800	1,544,928
Dyax Corp. (a)	46,000	878,140
Genmab A/S (a)	34,900	3,196,081
Gilead Sciences, Inc.	107,700	10,575,063
Heron Therapeutics, Inc. (a)	14,800	361,120
Intercept Pharmaceuticals, Inc. (a)	24,010	3,982,299
Medivation, Inc. (a)	185,800	7,896,500
Medy-Tox, Inc.	2,055	739,105
Novavax, Inc. (a)	194,200	1,372,994
Puma Biotechnology, Inc. (a)	9,500	715,920
Regeneron Pharmaceuticals, Inc. (a)	4,700	2,186,158
TESARO, Inc. (a)	20,000	802,000
United Therapeutics Corp. (a)	19,500	2,559,180
Vertex Pharmaceuticals, Inc. (a)	52,700	5,488,178
vTv Therapeutics, Inc. Class A (a)	32,500	211,900
		80,124,183
Health Care Equipment & Supplies - 0.1%
Innocoll AG ADR (a)	86,800	1,100,624
Neovasc, Inc. (a)	65,300	322,582
		1,423,206
Health Care Providers & Services - 0.4%
Express Scripts Holding Co. (a)	49,500	4,007,520
HCA Holdings, Inc. (a)	19,500	1,508,520
		5,516,040
Pharmaceuticals - 2.4%
AbbVie, Inc.	43,600	2,372,276
Achaogen, Inc. (a)	27,600	158,976
Akorn, Inc. (a)	34,400	980,572
Allergan PLC (a)	28,400	7,719,404
Bristol-Myers Squibb Co.	63,900	3,782,880
Jazz Pharmaceuticals PLC (a)	27,000	3,585,870
Ocular Therapeutix, Inc. (a)	102,000	1,434,120
Pacira Pharmaceuticals, Inc. (a)	19,200	789,120
Relypsa, Inc. (a)	35,600	658,956
Shire PLC	4,900	334,974
Supernus Pharmaceuticals, Inc. (a)	30,600	429,318
Valeant Pharmaceuticals International, Inc. (Canada) (a)	38,000	6,782,765
		29,029,231

TOTAL HEALTH CARE		116,092,660

INDUSTRIALS - 3.7%
Aerospace & Defense - 1.1%
Huntington Ingalls Industries, Inc.	23,900	2,560,885
The Boeing Co.	75,200	9,847,440
TransDigm Group, Inc. (a)	5,300	1,125,773
		13,534,098
Airlines - 2.4%
American Airlines Group, Inc.	249,900	9,703,617
Delta Air Lines, Inc.	146,625	6,579,064
Southwest Airlines Co.	217,500	8,273,700
United Continental Holdings, Inc. (a)	93,200	4,944,260
		29,500,641
Construction & Engineering - 0.1%
Hyundai Industrial Development & Construction Co.	12,361	568,367
Professional Services - 0.1%
Robert Half International, Inc.	34,600	1,770,136

TOTAL INDUSTRIALS		45,373,242

INFORMATION TECHNOLOGY - 7.3%
Communications Equipment - 0.1%
Arista Networks, Inc. (a)(b)	25,900	1,584,821
Internet Software & Services - 2.5%
58.com, Inc. ADR (a)	34,700	1,632,635
Akamai Technologies, Inc. (a)	18,100	1,249,986
Alibaba Group Holding Ltd. sponsored ADR	72,900	4,298,913
Cornerstone OnDemand, Inc. (a)	37,300	1,230,900
Facebook, Inc. Class A (a)	95,121	8,551,378
Google, Inc. Class A (a)	13,900	8,873,343
Just Dial Ltd.	29,117	438,150
Tencent Holdings Ltd.	239,100	4,030,411
		30,305,716
IT Services - 1.4%
FleetCor Technologies, Inc. (a)	16,700	2,298,254
MasterCard, Inc. Class A	61,300	5,524,356
PayPal Holdings, Inc. (a)	19,300	599,072
Visa, Inc. Class A	130,500	9,090,630
		17,512,312
Semiconductors & Semiconductor Equipment - 1.1%
Avago Technologies Ltd.	24,900	3,112,749
NXP Semiconductors NV (a)	104,700	9,116,229
Qorvo, Inc. (a)	19,700	887,485
		13,116,463
Software - 0.8%
Adobe Systems, Inc. (a)	76,000	6,248,720
Fleetmatics Group PLC (a)	29,700	1,457,973
King Digital Entertainment PLC (b)	81,500	1,103,510
Mobileye NV (a)	12,900	586,692
		9,396,895
Technology Hardware, Storage & Peripherals - 1.4%
Apple, Inc.	151,600	16,721,482
Nimble Storage, Inc. (a)(b)	50,000	1,206,000
		17,927,482

TOTAL INFORMATION TECHNOLOGY		89,843,689

MATERIALS - 0.4%
Chemicals - 0.4%
CF Industries Holdings, Inc.	13,000	583,700
LyondellBasell Industries NV Class A	31,000	2,584,160
The Dow Chemical Co.	30,200	1,280,480
		4,448,340
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy, Inc. (a)	77,800	1,608,126
TOTAL COMMON STOCKS
(Cost $294,843,677)		385,969,841
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.05% 11/5/15 to 12/17/15 (c)
(Cost $2,109,877)	2,110,000	2,110,019
	Shares	Value

Fixed-Income Funds - 46.8%
Fidelity Emerging Markets Debt Central Fund (d)	651,630	$5,897,250
Fidelity Floating Rate Central Fund (d)	126,898	12,946,140
Fidelity High Income Central Fund 1 (d)	595,080	55,901,852
Fidelity Inflation-Protected Bond Index Central Fund (a)(d)	346,234	34,027,852
Fidelity VIP Investment Grade Central Fund (d)	4,449,133	466,180,189
TOTAL FIXED-INCOME FUNDS
(Cost $565,121,368)		574,953,283

Money Market Funds - 8.0%
Fidelity Cash Central Fund, 0.18% (e)	81,867,658	81,867,658
Fidelity Money Market Central Fund, 0.33% (e)	2,395,720	2,395,720
Fidelity Securities Lending Cash Central Fund, 0.20% (e)(f)	14,003,250	14,003,250
TOTAL MONEY MARKET FUNDS
(Cost $98,266,628)		98,266,628

Equity Funds - 12.0%
Domestic Equity Funds - 1.3%
Fidelity Commodity Strategy Central Fund (d)	334,888	2,216,956
Fidelity Real Estate Equity Central Fund (d)	140,739	13,499,698

TOTAL DOMESTIC EQUITY FUNDS		15,716,654

International Equity Funds - 10.7%
Fidelity Emerging Markets Equity Central Fund (d)	73,640	12,693,409
Fidelity International Equity Central Fund (d)	1,617,748	116,510,178
iShares MSCI Emerging Markets Index ETF (b)	73,704	2,416,017

TOTAL INTERNATIONAL EQUITY FUNDS		131,619,604

TOTAL EQUITY FUNDS
(Cost $150,034,361)		147,336,258
TOTAL INVESTMENT PORTFOLIO - 98.4%
(Cost $1,110,375,911)		1,208,636,029
NET OTHER ASSETS (LIABILITIES) - 1.6%		19,030,284
NET ASSETS - 100%		$1,227,666,313

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
400 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2015	38,174,000	$(279,973)
801 Eurex Dow Jones Euro Stoxx 50 Index Contracts (Germany)	Dec. 2015	27,665,606	(318,186)
TOTAL FUTURES CONTRACTS		$65,839,606	$(598,159)

The face value of futures purchased as a percentage of Net Assets is 5.4%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,110,019.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$59,507
Fidelity Commodity Strategy Central Fund	1,689
Fidelity Emerging Markets Debt Central Fund	306,858
Fidelity Emerging Markets Equity Central Fund	79,082
Fidelity Floating Rate Central Fund	736,938
Fidelity High Income Central Fund 1	2,383,734
Fidelity Inflation-Protected Bond Index Central Fund	0
Fidelity International Equity Central Fund	3,762,530
Fidelity Money Market Central Fund	2,887
Fidelity Real Estate Equity Central Fund	257,827
Fidelity Securities Lending Cash Central Fund	105,292
Fidelity VIP Investment Grade Central Fund	10,655,537
Total	$18,351,881

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$2,903,260	$35,861	$281,762	$2,216,956	0.8%
Fidelity Emerging Markets Debt Central Fund	6,277,486	363,829	469,609	5,897,250	5.7%
Fidelity Emerging Markets Equity Central Fund	24,989,164	7,351,435	18,979,888	12,693,409	5.4%
Fidelity Floating Rate Central Fund	26,416,003	991,425	14,361,658	12,946,140	0.8%
Fidelity High Income Central Fund 1	44,761,978	17,538,471	3,643,758	55,901,852	5.5%
Fidelity Inflation-Protected Bond Index Central Fund	15,287,008	20,179,065	1,387,694	34,027,852	5.5%
Fidelity International Equity Central Fund	160,007,751	11,774,273	45,659,866	116,510,178	5.5%
Fidelity Real Estate Equity Central Fund	8,972,891	6,785,829	1,098,782	13,499,698	5.4%
Fidelity VIP Investment Grade Central Fund	487,922,319	73,623,554	86,662,791	466,180,189	10.0%
Total	$777,537,860	$138,643,742	$172,545,808	$719,873,524

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$87,164,757	$87,164,757	$--	$--
Consumer Staples	13,834,012	13,834,012	--	--
Energy	7,017,535	7,017,535	--	--
Financials	20,587,480	20,587,480	--	--
Health Care	116,092,660	115,757,686	334,974	--
Industrials	45,373,242	45,373,242	--	--
Information Technology	89,843,689	85,375,128	4,468,561	--
Materials	4,448,340	4,448,340	--	--
Utilities	1,608,126	1,608,126	--	--
U.S. Government and Government Agency Obligations	2,110,019	--	2,110,019	--
Fixed-Income Funds	574,953,283	574,953,283	--	--
Money Market Funds	98,266,628	98,266,628	--	--
Equity Funds	147,336,258	147,336,258	--	--
Total Investments in Securities:	$1,208,636,029	$1,201,722,475	$6,913,554	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(598,159)	$(598,159)	$--	$--
Total Liabilities	$(598,159)	$(598,159)	$--	$--
Total Derivative Instruments:	$(598,159)	$(598,159)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $1,098,548,423. Net unrealized appreciation aggregated $110,087,606, of which $142,026,000 related to appreciated investment securities and $31,938,394 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom Lifetime Income I Portfolio

September 30, 2015

1.822343.110
VIPFLI-I-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 19.3%
	Shares	Value
Domestic Equity Funds - 19.3%
VIP Contrafund Portfolio Investor Class (a)	14,401	$463,426
VIP Equity-Income Portfolio Investor Class (a)	23,963	485,978
VIP Growth & Income Portfolio Investor Class (a)	30,515	555,075
VIP Growth Portfolio Investor Class (a)	7,847	474,839
VIP Mid Cap Portfolio Investor Class (a)	4,250	134,971
VIP Value Portfolio Investor Class (a)	24,951	356,802
VIP Value Strategies Portfolio Investor Class (a)	12,291	174,657
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,349,609)		2,645,748

International Equity Funds - 7.0%
Developed International Equity Funds - 5.6%
VIP Overseas Portfolio Investor Class R (a)	41,862	767,328
Emerging Markets Equity Funds - 1.4%
VIP Emerging Markets Portfolio Investor Class R (a)	25,041	195,822
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,038,627)		963,150

Bond Funds - 58.8%
High Yield Bond Funds - 4.9%
VIP High Income Portfolio Investor Class (a)	125,375	680,787
Investment Grade Bond Funds - 53.9%
VIP Investment Grade Bond Portfolio Investor Class (a)	583,324	7,402,385
TOTAL BOND FUNDS
(Cost $8,188,764)		8,083,172

Short-Term Funds - 14.9%
VIP Money Market Portfolio Investor Class 0.01% (a)(b)
(Cost $2,052,616)	2,052,616	2,052,616
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $13,629,616)		13,744,686
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$13,744,686

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$561,906	$85,756	$115,939	$73	$463,426
VIP Emerging Markets Portfolio Investor Class R	233,947	17,608	27,523	146	195,822
VIP Equity-Income Portfolio Investor Class	589,502	88,834	103,202	449	485,978
VIP Growth & Income Portfolio Investor Class	669,453	83,177	124,372	190	555,075
VIP Growth Portfolio Investor Class	568,440	51,416	127,212	--	474,839
VIP High Income Portfolio Investor Class	719,165	15,288	46,092	1,826	680,787
VIP Investment Grade Bond Portfolio Investor Class	7,431,462	474,649	468,582	6,251	7,402,385
VIP Mid Cap Portfolio Investor Class	170,238	27,868	40,264	--	134,971
VIP Money Market Portfolio Investor Class	2,163,032	84,280	194,696	182	2,052,616
VIP Overseas Portfolio Investor Class R	900,247	62,410	195,599	--	767,328
VIP Value Portfolio Investor Class	438,731	54,254	95,415	52	356,802
VIP Value Strategies Portfolio Investor Class	217,247	13,168	46,624	--	174,657
Total	$14,663,370	$1,058,708	$1,585,520	$9,169	$13,744,686

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $13,656,408. Net unrealized appreciation aggregated $88,278, of which $477,152 related to appreciated investment securities and $388,874 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom Income Portfolio

September 30, 2015

1.822341.110
VIPFINC-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 18.5%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	38,970	$1,260,276
VIP Equity-Income Portfolio Initial Class (a)	64,862	1,321,896
VIP Growth & Income Portfolio Initial Class (a)	82,691	1,509,939
VIP Growth Portfolio Initial Class (a)	21,260	1,290,926
VIP Mid Cap Portfolio Initial Class (a)	11,496	366,943
VIP Value Portfolio Initial Class (a)	67,745	970,110
VIP Value Strategies Portfolio Initial Class (a)	33,252	474,841
TOTAL DOMESTIC EQUITY FUNDS
(Cost $6,664,073)		7,194,931

International Equity Funds - 7.4%
VIP Emerging Markets Portfolio Initial Class (a)	161,578	1,270,005
VIP Overseas Portfolio Initial Class (a)	87,372	1,607,649
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,813,323)		2,877,654

Bond Funds - 47.2%
VIP High Income Portfolio Initial Class (a)	281,765	1,538,439
VIP Investment Grade Bond Portfolio Initial Class (a)	1,319,810	16,801,174
TOTAL BOND FUNDS
(Cost $18,335,116)		18,339,613

Short-Term Funds - 26.9%
VIP Money Market Portfolio Initial Class 0.01% (a)(b)
(Cost $10,441,347)	10,441,347	10,441,347
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $38,253,859)		38,853,545
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,646)
NET ASSETS - 100%		$38,849,899

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$1,025,009	$711,115	$318,402	$162	$1,260,276
VIP Emerging Markets Portfolio Initial Class	807,469	916,957	271,723	498	1,270,005
VIP Equity-Income Portfolio Initial Class	1,077,800	754,024	310,333	878	1,321,896
VIP Growth & Income Portfolio Initial Class	1,227,153	856,607	397,251	412	1,509,939
VIP Growth Portfolio Initial Class	1,046,244	660,817	362,032	--	1,290,926
VIP High Income Portfolio Initial Class	1,216,775	627,998	274,925	2,911	1,538,439
VIP Investment Grade Bond Portfolio Initial Class	14,539,867	6,308,131	3,941,745	11,822	16,801,174
VIP Mid Cap Portfolio Initial Class	299,455	206,282	87,858	--	366,943
VIP Money Market Portfolio Initial Class	8,303,172	4,299,706	2,161,531	2,281	10,441,347
VIP Overseas Portfolio Initial Class	1,720,288	976,383	1,072,941	--	1,607,649
VIP Value Portfolio Initial Class	791,331	524,048	246,605	97	970,110
VIP Value Strategies Portfolio Initial Class	386,476	234,101	115,125	--	474,841
Total	$32,441,039	$17,076,169	$9,560,471	$19,061	$38,853,545

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $38,424,093. Net unrealized appreciation aggregated $429,452, of which $1,239,116 related to appreciated investment securities and $809,664 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom® 2020 Portfolio

September 30, 2015

1.822895.110
VIPIFF2020-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 44.3%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	446,619	$14,372,207
VIP Equity-Income Portfolio Investor Class (a)	743,166	15,071,400
VIP Growth & Income Portfolio Investor Class (a)	946,419	17,215,358
VIP Growth Portfolio Investor Class (a)	243,374	14,726,577
VIP Mid Cap Portfolio Investor Class (a)	131,654	4,181,326
VIP Value Portfolio Investor Class (a)	773,689	11,063,756
VIP Value Strategies Portfolio Investor Class (a)	380,902	5,412,620
TOTAL DOMESTIC EQUITY FUNDS
(Cost $74,620,242)		82,043,244

International Equity Funds - 18.9%
VIP Emerging Markets Portfolio Investor Class R (a)	1,432,697	11,203,690
VIP Overseas Portfolio Investor Class R (a)	1,298,711	23,805,370
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $36,844,815)		35,009,060

Bond Funds - 31.7%
VIP High Income Portfolio Investor Class (a)	1,372,238	7,451,254
VIP Investment Grade Bond Portfolio Investor Class (a)	4,042,965	51,305,225
TOTAL BOND FUNDS
(Cost $59,224,558)		58,756,479

Short-Term Funds - 5.1%
VIP Money Market Portfolio Investor Class 0.01% (a)(b)
(Cost $9,330,649)	9,330,649	9,330,649
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $180,020,264)		185,139,432
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$185,139,433

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$15,017,855	$2,352,945	$908,894	$2,036	$14,372,207
VIP Emerging Markets Portfolio Investor Class R	10,297,245	3,312,099	617,040	6,636	11,203,690
VIP Equity-Income Portfolio Investor Class	15,777,775	2,770,663	791,131	12,623	15,071,400
VIP Growth & Income Portfolio Investor Class	17,983,610	2,931,236	1,438,579	5,348	17,215,358
VIP Growth Portfolio Investor Class	15,263,910	1,532,727	1,438,842	-	14,726,577
VIP High Income Portfolio Investor Class	7,744,975	357,749	559,382	19,702	7,451,254
VIP Investment Grade Bond Portfolio Investor Class	54,382,224	6,027,187	8,838,338	46,226	51,305,225
VIP Mid Cap Portfolio Investor Class	4,414,121	786,454	330,063	-	4,181,326
VIP Money Market Portfolio Investor Class	6,683,032	3,552,982	905,365	727	9,330,649
VIP Overseas Portfolio Investor Class R	26,870,793	1,920,611	4,871,360	--	23,805,370
VIP Value Portfolio Investor Class	11,621,708	1,461,806	752,226	1,465	11,063,756
VIP Value Strategies Portfolio Investor Class	5,707,236	433,503	401,646	-	5,412,620
Total	$191,764,484	$27,439,962	$21,852,866	$94,763	$185,139,432

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $180,772,789. Net unrealized appreciation aggregated $4,366,643, of which $12,390,824 related to appreciated investment securities and $8,024,181 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

FundsManager 60% Portfolio

September 30, 2015

1.856868.108
VIPFM-60-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 63.1%
	Shares	Value
Domestic Equity Funds - 42.9%
Fidelity Air Transportation Portfolio (a)	202,683	$13,330,434
Fidelity Automotive Portfolio (a)	205,467	8,362,496
Fidelity Banking Portfolio (a)	5,718,835	144,629,328
Fidelity Blue Chip Growth Fund (a)	819,779	52,801,971
Fidelity Blue Chip Value Fund (a)	2,019,453	30,574,514
Fidelity Brokerage and Investment Management Portfolio (a)	326,157	21,033,872
Fidelity Chemicals Portfolio (a)	399,700	48,043,898
Fidelity Communications Equipment Portfolio (a)	378,684	10,678,902
Fidelity Computers Portfolio (a)	890,014	61,953,899
Fidelity Construction and Housing Portfolio (a)	1,117,508	63,072,155
Fidelity Consumer Discretionary Portfolio (a)	7,644,362	251,805,281
Fidelity Consumer Finance Portfolio (a)	476,056	6,083,997
Fidelity Consumer Staples Portfolio (a)	2,388,924	212,614,208
Fidelity Contrafund (a)	570,069	55,393,580
Fidelity Defense and Aerospace Portfolio (a)	109,719	11,790,390
Fidelity Dividend Growth Fund (a)	2,638	75,987
Fidelity Electronics Portfolio (a)	419,155	30,749,247
Fidelity Energy Portfolio (a)	3,530,180	127,227,696
Fidelity Energy Service Portfolio (a)	322,463	13,753,066
Fidelity Financial Services Portfolio (a)	3,136,254	255,447,867
Fidelity Global Commodity Stock Fund (a)	13,998	129,897
Fidelity Gold Portfolio (a)(b)	28,629	385,346
Fidelity Health Care Portfolio (a)	1,242,078	252,651,032
Fidelity Industrial Equipment Portfolio (a)	1,010,701	33,585,596
Fidelity Industrials Portfolio (a)	5,559,410	158,276,404
Fidelity Insurance Portfolio (a)	982,263	64,603,411
Fidelity IT Services Portfolio (a)	1,459,236	55,917,924
Fidelity Large Cap Stock Fund (a)	1,760,159	44,936,871
Fidelity Leisure Portfolio (a)	91,307	12,129,235
Fidelity Low-Priced Stock Fund (a)	736,118	34,869,902
Fidelity Magellan Fund (a)	715	61,558
Fidelity Materials Portfolio (a)	9,268	609,154
Fidelity Medical Delivery Portfolio (a)	304,404	25,542,566
Fidelity Medical Equipment and Systems Portfolio (a)	1,101,617	37,752,410
Fidelity Mega Cap Stock Fund (a)	1,276,265	19,067,395
Fidelity Mid Cap Value Fund (a)	829,380	18,719,104
Fidelity Multimedia Portfolio (a)	252,995	18,896,163
Fidelity OTC Portfolio (a)	150,700	11,183,438
Fidelity Pharmaceuticals Portfolio (a)	2,933,883	61,435,511
Fidelity Real Estate Investment Portfolio (a)	732,007	27,801,631
Fidelity Retailing Portfolio (a)	499,834	48,793,816
Fidelity Series Commodity Strategy Fund (a)(b)	1,149	6,287
Fidelity Small Cap Growth Fund (a)	13,199	241,676
Fidelity Small Cap Stock Fund (a)	911,421	15,822,270
Fidelity Small Cap Value Fund (a)	17,043	284,278
Fidelity Software and Computer Services Portfolio (a)	575,465	63,865,116
Fidelity Stock Selector All Cap Fund (a)	5,332	175,962
Fidelity Stock Selector Large Cap Value Fund (a)	2,251,045	35,543,998
Fidelity Technology Portfolio (a)	2,545,930	279,237,594
Fidelity Telecommunications Portfolio (a)	1,057,131	60,552,474
Fidelity Transportation Portfolio (a)	119,266	9,466,109
Fidelity Utilities Portfolio (a)	481,191	31,551,673
Fidelity Value Discovery Fund (a)	599,753	13,314,521
Spartan 500 Index Fund Investor Class (a)	2,419	164,534

TOTAL DOMESTIC EQUITY FUNDS		2,856,997,644

International Equity Funds - 20.2%
Fidelity China Region Fund (a)	232,211	6,248,801
Fidelity Diversified International Fund (a)	16,991,102	575,658,535
Fidelity Emerging Asia Fund (a)	1,537,984	44,570,773
Fidelity Emerging Markets Fund (a)	35,609	746,356
Fidelity Europe Fund (a)	1,902,698	67,032,064
Fidelity International Capital Appreciation Fund (a)	1,731	27,659
Fidelity International Discovery Fund (a)	2,991,923	113,752,931
Fidelity International Real Estate Fund (a)	20,142	199,202
Fidelity International Small Cap Fund (a)	1,112,331	24,871,714
Fidelity International Small Cap Opportunities Fund (a)	2,948,406	42,486,537
Fidelity International Value Fund (a)	507,081	3,970,447
Fidelity Japan Fund (a)	3,721,631	40,677,425
Fidelity Japan Smaller Companies Fund (a)	2,962,391	38,807,324
Fidelity Nordic Fund (a)(b)	580,617	25,134,890
Fidelity Overseas Fund (a)	6,111,874	239,707,715
Fidelity Pacific Basin Fund (a)	1,125,141	28,263,540
Spartan International Index Fund Investor Class (a)	2,538,026	90,226,840

TOTAL INTERNATIONAL EQUITY FUNDS		1,342,382,753

TOTAL EQUITY FUNDS
(Cost $3,661,594,927)		4,199,380,397

Fixed-Income Funds - 33.6%
Fixed-Income Funds - 33.6%
Fidelity Floating Rate High Income Fund (a)	4,432,560	41,754,719
Fidelity Focused High Income Fund (a)	91,973	748,660
Fidelity High Income Fund (a)	891,928	7,394,082
Fidelity New Markets Income Fund (a)	1,621,644	23,562,493
Fidelity Real Estate Income Fund (a)	1,940,980	21,894,254
Spartan Long-Term Treasury Bond Index Fund Investor Class (a)	10,890,170	142,334,518
Spartan U.S. Bond Index Fund Investor Class (a)	171,776,772	2,001,199,398
TOTAL FIXED-INCOME FUNDS
(Cost $2,207,494,426)		2,238,888,124

Money Market Funds - 3.3%
Fidelity Institutional Prime Money Market Portfolio Class I 0.10% (a)(c)
(Cost $222,594,258)	222,594,258	222,594,258
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $6,091,683,611)		6,660,862,779
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,181,068)
NET ASSETS - 100%		$6,659,681,711

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Air Transportation Portfolio	$19,342,093	$112,427	$4,200,000	$10,589	$13,330,434
Fidelity Automotive Portfolio	15,571,453	625,081	6,787,706	17,132	8,362,496
Fidelity Banking Portfolio	151,614,028	7,591,891	5,258,225	245,238	144,629,328
Fidelity Biotechnology Portfolio	489,424	--	590,396	--	--
Fidelity Blue Chip Growth Fund	46,320,409	28,720,020	17,939,211	20,235	52,801,971
Fidelity Blue Chip Value Fund	7,283,246	25,291,263	--	346,375	30,574,514
Fidelity Brokerage and Investment Management Portfolio	52,970,970	447,099	25,305,038	62,892	21,033,872
Fidelity Canada Fund	141,644	--	136,932	--	--
Fidelity Chemicals Portfolio	81,563,050	8,714,456	30,423,284	181,357	48,043,898
Fidelity China Region Fund	13,952,676	3,882,640	8,882,050	--	6,248,801
Fidelity Communications Equipment Portfolio	17,337,152	65,886	5,100,000	5,990	10,678,902
Fidelity Computers Portfolio	143,066,671	4,304,032	71,144,170	148,357	61,953,899
Fidelity Construction and Housing Portfolio	55,017,119	7,997,721	--	25,127	63,072,155
Fidelity Consumer Discretionary Portfolio	243,937,218	29,213,637	15,597,110	225,792	251,805,281
Fidelity Consumer Finance Portfolio	10,722,560	382,494	4,450,000	2,455	6,083,997
Fidelity Consumer Staples Portfolio	278,534,436	22,055,085	67,654,685	526,508	212,614,208
Fidelity Contrafund	169,259	56,244,291	--	--	55,393,580
Fidelity Defense and Aerospace Portfolio	--	13,972,112	--	14,094	11,790,390
Fidelity Diversified International Fund	365,344,082	346,377,924	112,788,518	--	575,658,535
Fidelity Dividend Growth Fund	81,392	5,974	--	650	75,987
Fidelity Electronics Portfolio	77,196,627	7,760,582	45,500,000	47,174	30,749,247
Fidelity Emerging Asia Fund	54,499,269	11,683,377	13,213,442	--	44,570,773
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund	601,148	--	636,510	--	--
Fidelity Emerging Markets Discovery Fund	85,477	--	86,505	--	--
Fidelity Emerging Markets Fund	37,428,113	--	33,796,887	--	746,356
Fidelity Energy Portfolio	98,588,012	59,953,309	1,860,785	49,084	127,227,696
Fidelity Energy Service Portfolio	44,946,363	11,313,742	33,296,735	--	13,753,066
Fidelity Equity Dividend Income Fund	142,536	447	145,128	--	--
Fidelity Europe Fund	37,608,202	32,478,187	38,571	--	67,032,064
Fidelity Financial Services Portfolio	291,238,067	8,936,489	20,233,168	--	255,447,867
Fidelity Floating Rate High Income Fund	42,923,786	1,199,038	1,477,833	1,199,038	41,754,719
Fidelity Focused High Income Fund	760,330	26,086	--	26,086	748,660
Fidelity Fund	97,564	--	102,049	--	--
Fidelity Global Commodity Stock Fund	174,270	--	--	--	129,897
Fidelity Gold Portfolio	470,661	--	--	--	385,346
Fidelity Growth & Income Portfolio	1,038,933	--	1,063,350	--	--
Fidelity Growth Company Fund	4,329,177	6,860	4,532,742	--	--
Fidelity Growth Discovery Fund	11,404,528	--	11,379,544	--	--
Fidelity Health Care Portfolio	356,158,155	21,085,857	112,365,091	--	252,651,032
Fidelity High Income Fund	7,620,339	315,359	--	315,359	7,394,082
Fidelity Industrial Equipment Portfolio	39,988,029	2,187,909	4,129,564	68,069	33,585,596
Fidelity Industrials Portfolio	147,959,049	35,728,492	6,192,249	117,875	158,276,404
Fidelity Institutional Prime Money Market Portfolio Class I	30,780,345	286,339,390	94,525,476	72,948	222,594,258
Fidelity Insurance Portfolio	64,564,278	2,722,893	900,000	104,275	64,603,411
Fidelity International Capital Appreciation Fund	80,905,801	--	85,425,975	--	27,659
Fidelity International Discovery Fund	132,436,203	1,756,229	22,506,790	--	113,752,931
Fidelity International Growth Fund	19,401,332	--	21,209,018	--	--
Fidelity International Real Estate Fund	199,036	4,912	--	2,535	199,202
Fidelity International Small Cap Fund	--	26,364,206	--	--	24,871,714
Fidelity International Small Cap Opportunities Fund	28,373,457	19,813,486	5,832,336	--	42,486,537
Fidelity International Value Fund	21,779,575	--	19,040,000	--	3,970,447
Fidelity IT Services Portfolio	192,761	58,031,875	--	--	55,917,924
Fidelity Japan Fund	354,586	45,696,928	--	--	40,677,425
Fidelity Japan Smaller Companies Fund	20,085,340	18,656,980	--	--	38,807,324
Fidelity Large Cap Stock Fund	68,266,698	15,115,215	32,886,776	203,991	44,936,871
Fidelity Latin America Fund	93,973	--	91,919	--	--
Fidelity Leisure Portfolio	13,490,235	249,107	1,700,000	17,808	12,129,235
Fidelity Leveraged Company Stock Fund	--	--	--	--	--
Fidelity Low-Priced Stock Fund	--	35,359,047	--	39,661	34,869,902
Fidelity Magellan Fund	64,070	2,118	--	125	61,558
Fidelity Materials Portfolio	--	643,799	--	--	609,154
Fidelity Medical Delivery Portfolio	3,796,276	23,762,101	--	--	25,542,566
Fidelity Medical Equipment and Systems Portfolio	11,593,811	30,760,579	--	--	37,752,410
Fidelity Mega Cap Stock Fund	20,567,174	486,133	--	157,058	19,067,395
Fidelity Mid Cap Value Fund	10,192,924	20,167,788	11,000,000	248	18,719,104
Fidelity Multimedia Portfolio	39,989,916	504,873	19,555,433	5,762	18,896,163
Fidelity Natural Gas Portfolio	12,002,025	24,471	10,721,279	24,471	--
Fidelity New Markets Income Fund	35,437,824	1,175,194	11,822,563	1,175,180	23,562,493
Fidelity Nordic Fund	32,523,084	--	8,000,000	--	25,134,890
Fidelity OTC Portfolio	26,269,717	1,951,249	16,797,876	--	11,183,438
Fidelity Overseas Fund	185,415,776	51,751,792	--	--	239,707,715
Fidelity Pacific Basin Fund	42,210,965	--	12,450,000	--	28,263,540
Fidelity Pharmaceuticals Portfolio	79,689,802	3,912,419	22,500,000	121,015	61,435,511
Fidelity Real Estate Income Fund	21,932,434	700,868	--	700,868	21,894,254
Fidelity Real Estate Investment Portfolio	29,301,622	16,643,650	14,671,073	1,240,180	27,801,631
Fidelity Retailing Portfolio	38,923,561	6,351,540	--	48,053	48,793,816
Fidelity Series Commodity Strategy Fund	7,506	--	--	--	6,287
Fidelity Small Cap Discovery Fund	1,202,794	--	1,220,782	--	--
Fidelity Small Cap Growth Fund	233,588	9,960	--	--	241,676
Fidelity Small Cap Stock Fund	--	17,951,533	--	24,982	15,822,270
Fidelity Small Cap Value Fund	294,883	25,002	--	1,714	284,278
Fidelity Software and Computer Services Portfolio	51,782,816	49,279,369	32,697,144	--	63,865,116
Fidelity Stock Selector All Cap Fund	188,333	--	--	--	175,962
Fidelity Stock Selector Large Cap Value Fund	42,415,433	12,153,934	16,274,477	6,205	35,543,998
Fidelity Technology Portfolio	292,437,067	22,318,022	22,030,245	--	279,237,594
Fidelity Telecom and Utilities Fund	810,232	--	822,991	--	--
Fidelity Telecommunications Portfolio	16,331,387	62,731,119	16,661,754	--	60,552,474
Fidelity Transportation Portfolio	40,097,707	230,525	26,244,512	32,510	9,466,109
Fidelity Utilities Portfolio	56,276,953	9,848,926	29,270,553	147,324	31,551,673
Fidelity Value Discovery Fund	9,177,687	5,694,027	--	173,511	13,314,521
Spartan 500 Index Fund Investor Class	173,817	2,445	--	2,445	164,534
Spartan International Index Fund Investor Class	179,433,070	150,594	89,010,000	--	90,226,840
Spartan Long-Term Treasury Bond Index Fund Investor Class	31,242,641	121,369,611	2,341,410	2,333,495	142,334,518
Spartan U.S. Bond Index Fund Investor Class	2,047,710,379	146,152,689	179,083,963	34,294,264	2,001,199,398
Total	$6,599,368,411	$1,865,546,365	$1,493,601,823	$44,586,104	$6,660,862,779

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $6,094,208,529. Net unrealized appreciation aggregated $566,654,250, of which $751,238,730 related to appreciated investment securities and $184,584,480 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2050 Portfolio

September 30, 2015

1.903287.106
VF-2050-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.9%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	45,669	$1,476,928
VIP Equity-Income Portfolio Initial Class (a)	76,006	1,548,992
VIP Growth & Income Portfolio Initial Class (a)	96,809	1,767,731
VIP Growth Portfolio Initial Class (a)	24,869	1,510,016
VIP Mid Cap Portfolio Initial Class (a)	13,429	428,650
VIP Value Portfolio Initial Class (a)	79,384	1,136,777
VIP Value Strategies Portfolio Initial Class (a)	38,967	556,443
TOTAL DOMESTIC EQUITY FUNDS
(Cost $8,583,885)		8,425,537

International Equity Funds - 27.8%
VIP Emerging Markets Portfolio Initial Class (a)	131,260	1,031,703
VIP Overseas Portfolio Initial Class (a)	139,930	2,574,703
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,828,310)		3,606,406

Bond Funds - 6.0%
VIP High Income Portfolio Initial Class (a)	96,892	529,033
VIP Investment Grade Bond Portfolio Initial Class (a)	20,258	257,885
TOTAL BOND FUNDS
(Cost $808,002)		786,918

Short-Term Funds - 1.3%
VIP Money Market Portfolio Initial Class 0.01% (a)(b)
(Cost $165,831)	165,831	165,831
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $13,386,028)		12,984,692
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,945)
NET ASSETS - 100%		$12,982,747

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$1,247,615	$613,381	$186,680	$202	$1,476,928
VIP Emerging Markets Portfolio Initial Class	807,918	581,639	193,272	529	1,031,703
VIP Equity-Income Portfolio Initial Class	1,312,510	700,251	213,565	1,095	1,548,992
VIP Growth & Income Portfolio Initial Class	1,497,298	732,920	241,381	512	1,767,731
VIP Growth Portfolio Initial Class	1,276,213	523,540	220,091	1	1,510,016
VIP High Income Portfolio Initial Class	426,466	216,826	104,388	1,077	529,033
VIP Investment Grade Bond Portfolio Initial Class	343,805	125,949	212,077	295	257,885
VIP Mid Cap Portfolio Initial Class	363,275	182,741	53,293	--	428,650
VIP Money Market Portfolio Initial Class	--	194,817	28,986	29	165,831
VIP Overseas Portfolio Initial Class	2,291,444	1,017,969	675,443	--	2,574,703
VIP Value Portfolio Initial Class	962,734	460,833	164,111	120	1,136,777
VIP Value Strategies Portfolio Initial Class	469,968	200,708	75,647	--	556,443
Total	$10,999,246	$5,551,574	$2,368,934	$3,860	$12,984,692

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $13,472,900. Net unrealized depreciation aggregated $488,208, of which $467,581 related to appreciated investment securities and $955,789 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom® 2005 Portfolio

September 30, 2015

1.822891.110
VIPIFF2005-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 28.0%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	31,150	$1,002,392
VIP Equity-Income Portfolio Investor Class (a)	51,828	1,051,072
VIP Growth & Income Portfolio Investor Class (a)	66,002	1,200,580
VIP Growth Portfolio Investor Class (a)	16,978	1,027,328
VIP Mid Cap Portfolio Investor Class (a)	9,189	291,837
VIP Value Portfolio Investor Class (a)	53,964	771,678
VIP Value Strategies Portfolio Investor Class (a)	26,589	377,834
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,187,784)		5,722,721

International Equity Funds - 11.7%
VIP Emerging Markets Portfolio Investor Class R (a)	113,236	885,508
VIP Overseas Portfolio Investor Class R (a)	82,206	1,506,836
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,484,943)		2,392,344

Bond Funds - 42.0%
VIP High Income Portfolio Investor Class (a)	149,860	813,740
VIP Investment Grade Bond Portfolio Investor Class (a)	612,983	7,778,758
TOTAL BOND FUNDS
(Cost $8,593,436)		8,592,498

Short-Term Funds - 18.3%
VIP Money Market Portfolio Investor Class 0.01% (a)(b)
(Cost $3,728,972)	3,728,972	3,728,972
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $19,995,135)		20,436,535
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$20,436,535

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$1,116,660	$254,734	$219,240	$152	$1,002,392
VIP Emerging Markets Portfolio Investor Class R	810,861	354,170	142,713	517	885,508
VIP Equity-Income Portfolio Investor Class	1,174,343	265,651	196,506	935	1,051,072
VIP Growth & Income Portfolio Investor Class	1,339,140	285,599	263,960	397	1,200,580
VIP Growth Portfolio Investor Class	1,143,171	191,340	264,105	--	1,027,328
VIP High Income Portfolio Investor Class	858,976	126,561	160,720	2,127	813,740
VIP Investment Grade Bond Portfolio Investor Class	8,812,509	1,261,111	2,261,074	7,463	7,778,758
VIP Mid Cap Portfolio Investor Class	325,610	77,129	61,097	--	291,837
VIP Money Market Portfolio Investor Class	3,600,088	957,833	828,948	324	3,728,972
VIP Overseas Portfolio Investor Class R	1,973,630	232,893	714,697	--	1,506,836
VIP Value Portfolio Investor Class	860,451	167,301	165,733	110	771,678
VIP Value Strategies Portfolio Investor Class	421,092	62,043	83,658	--	377,834
Total	$22,436,531	$4,236,365	$5,362,451	$12,025	$20,436,535

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $20,054,288. Net unrealized appreciation aggregated $382,247, of which $904,343 related to appreciated investment securities and $522,096 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2015 Portfolio

September 30, 2015

1.822346.110
VIPF2015-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 40.1%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	229,173	$7,411,453
VIP Equity-Income Portfolio Initial Class (a)	381,432	7,773,590
VIP Growth & Income Portfolio Initial Class (a)	486,304	8,879,909
VIP Growth Portfolio Initial Class (a)	125,034	7,592,046
VIP Mid Cap Portfolio Initial Class (a)	67,545	2,156,027
VIP Value Portfolio Initial Class (a)	398,336	5,704,168
VIP Value Strategies Portfolio Initial Class (a)	195,429	2,790,725
TOTAL DOMESTIC EQUITY FUNDS
(Cost $31,724,939)		42,307,918

International Equity Funds - 17.2%
VIP Emerging Markets Portfolio Initial Class (a)	760,846	5,980,253
VIP Overseas Portfolio Initial Class (a)	658,868	12,123,178
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $17,558,755)		18,103,431

Bond Funds - 34.8%
VIP High Income Portfolio Initial Class (a)	776,621	4,240,348
VIP Investment Grade Bond Portfolio Initial Class (a)	2,556,429	32,543,346
TOTAL BOND FUNDS
(Cost $36,360,353)		36,783,694

Short-Term Funds - 7.9%
VIP Money Market Portfolio Initial Class 0.01% (a)(b)
(Cost $8,385,200)	8,385,200	8,385,200
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $94,029,247)		105,580,243
NET OTHER ASSETS (LIABILITIES) - 0.0%		(27,374)
NET ASSETS - 100%		$105,552,869

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$8,362,521	$1,599,678	$1,470,445	$1,311	$7,411,453
VIP Emerging Markets Portfolio Initial Class	5,839,832	2,157,956	1,088,822	3,675	5,980,253
VIP Equity-Income Portfolio Initial Class	8,798,141	1,662,212	1,286,003	7,124	7,773,590
VIP Growth & Income Portfolio Initial Class	10,043,820	1,730,236	1,724,160	3,338	8,879,909
VIP Growth Portfolio Initial Class	8,578,430	1,200,986	1,888,456	--	7,592,046
VIP High Income Portfolio Initial Class	4,692,962	241,275	653,635	11,411	4,240,348
VIP Investment Grade Bond Portfolio Initial Class	37,989,174	3,969,802	9,280,332	31,709	32,543,346
VIP Mid Cap Portfolio Initial Class	2,438,071	513,016	435,865	--	2,156,027
VIP Money Market Portfolio Initial Class	7,109,197	2,711,589	1,435,586	2,014	8,385,200
VIP Overseas Portfolio Initial Class	15,164,327	2,729,077	5,806,563	--	12,123,178
VIP Value Portfolio Initial Class	6,458,857	1,009,469	1,110,419	783	5,704,168
VIP Value Strategies Portfolio Initial Class	3,156,921	344,813	551,557	--	2,790,725
Total	$118,632,253	$19,870,109	$26,731,843	$61,365	$105,580,243

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $94,542,852. Net unrealized appreciation aggregated $11,037,391, of which $13,932,443 related to appreciated investment securities and $2,895,052 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2030 Portfolio

September 30, 2015

1.822347.110
VIPF2030-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 59.4%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	882,967	$28,555,160
VIP Equity-Income Portfolio Initial Class (a)	1,469,551	29,949,447
VIP Growth & Income Portfolio Initial Class (a)	1,873,664	34,213,109
VIP Growth Portfolio Initial Class (a)	481,749	29,251,780
VIP Mid Cap Portfolio Initial Class (a)	260,107	8,302,628
VIP Value Portfolio Initial Class (a)	1,534,575	21,975,117
VIP Value Strategies Portfolio Initial Class (a)	752,695	10,748,478
TOTAL DOMESTIC EQUITY FUNDS
(Cost $141,556,463)		162,995,719

International Equity Funds - 25.4%
VIP Emerging Markets Portfolio Initial Class (a)	2,595,161	20,397,965
VIP Overseas Portfolio Initial Class (a)	2,677,656	49,268,867
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $69,879,395)		69,666,832

Bond Funds - 13.9%
VIP High Income Portfolio Initial Class (a)	2,044,467	11,162,789
VIP Investment Grade Bond Portfolio Initial Class (a)	2,134,824	27,176,309
TOTAL BOND FUNDS
(Cost $39,043,181)		38,339,098

Short-Term Funds - 1.3%
VIP Money Market Portfolio Initial Class 0.01% (a)(b)
(Cost $3,620,629)	3,620,629	3,620,629
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $254,099,668)		274,622,278
NET OTHER ASSETS (LIABILITIES) - 0.0%		(70,689)
NET ASSETS - 100%		$274,551,589

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$29,282,420	$5,445,217	$2,027,837	$4,708	$28,555,160
VIP Emerging Markets Portfolio Initial Class	19,087,595	7,278,422	2,614,225	12,224	20,397,965
VIP Equity-Income Portfolio Initial Class	30,778,400	6,666,633	2,163,955	25,637	29,949,447
VIP Growth & Income Portfolio Initial Class	35,127,823	6,728,943	3,090,037	12,074	34,213,109
VIP Growth Portfolio Initial Class	29,947,300	3,979,192	3,408,656	-	29,251,780
VIP High Income Portfolio Initial Class	11,247,552	1,706,911	1,655,792	28,485	11,162,789
VIP Investment Grade Bond Portfolio Initial Class	25,791,800	8,523,303	7,001,639	22,392	27,176,309
VIP Mid Cap Portfolio Initial Class	8,532,626	1,822,152	687,274	-	8,302,628
VIP Money Market Portfolio Initial Class	--	4,120,927	500,298	672	3,620,629
VIP Overseas Portfolio Initial Class	53,605,943	6,719,457	10,507,588	--	49,268,867
VIP Value Portfolio Initial Class	22,578,214	3,374,666	1,429,529	2,824	21,975,117
VIP Value Strategies Portfolio Initial Class	11,053,629	1,208,605	824,307	-	10,748,478
Total	$277,033,302	$57,574,428	$35,911,137	$109,016	$274,622,278

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $255,948,935. Net unrealized appreciation aggregated $18,673,343, of which $30,535,303 related to appreciated investment securities and $11,861,960 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2005 Portfolio

September 30, 2015

1.822342.110
VIPF2005-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 28.0%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	11,584	$374,636
VIP Equity-Income Portfolio Initial Class (a)	19,281	392,940
VIP Growth & Income Portfolio Initial Class (a)	24,581	448,841
VIP Growth Portfolio Initial Class (a)	6,320	383,767
VIP Mid Cap Portfolio Initial Class (a)	3,417	109,081
VIP Value Portfolio Initial Class (a)	20,120	288,117
VIP Value Strategies Portfolio Initial Class (a)	9,885	141,151
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,880,436)		2,138,533

International Equity Funds - 11.7%
VIP Emerging Markets Portfolio Initial Class (a)	42,133	331,163
VIP Overseas Portfolio Initial Class (a)	30,619	563,392
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $948,544)		894,555

Bond Funds - 42.1%
VIP High Income Portfolio Initial Class (a)	55,778	304,546
VIP Investment Grade Bond Portfolio Initial Class (a)	228,438	2,908,011
TOTAL BOND FUNDS
(Cost $3,218,787)		3,212,557

Short-Term Funds - 18.2%
VIP Money Market Portfolio Initial Class 0.01% (a)(b)
(Cost $1,394,111)	1,394,111	1,394,111
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $7,441,878)		7,639,756
NET OTHER ASSETS (LIABILITIES) - 0.0%		(49)
NET ASSETS - 100%		$7,639,707

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$429,166	$91,645	$89,188	$71	$374,636
VIP Emerging Markets Portfolio Initial Class	302,225	141,278	59,186	200	331,163
VIP Equity-Income Portfolio Initial Class	451,699	94,122	78,509	384	392,940
VIP Growth & Income Portfolio Initial Class	514,395	102,548	106,528	181	448,841
VIP Growth Portfolio Initial Class	435,099	72,045	108,601	--	383,767
VIP High Income Portfolio Initial Class	323,437	38,462	53,989	837	304,546
VIP Investment Grade Bond Portfolio Initial Class	3,352,792	331,026	762,575	2,877	2,908,011
VIP Mid Cap Portfolio Initial Class	126,267	27,529	25,754	--	109,081
VIP Money Market Portfolio Initial Class	1,365,111	285,098	256,098	360	1,394,111
VIP Overseas Portfolio Initial Class	737,266	107,201	287,104	--	563,392
VIP Value Portfolio Initial Class	332,265	57,323	66,855	43	288,117
VIP Value Strategies Portfolio Initial Class	163,932	16,661	31,295	--	141,151
Total	$8,533,654	$1,364,938	$1,925,682	$4,953	$7,639,756

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $7,494,311. Net unrealized appreciation aggregated $145,445, of which $366,503 related to appreciated investment securities and $221,058 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Target Volatility Portfolio

September 30, 2015

1.955030.102
VIPTV-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 52.5%
	Shares	Value
Domestic Equity Funds - 37.4%
Energy Select Sector SPDR ETF	9,818	$600,862
Fidelity Air Transportation Portfolio (a)	1,006	66,133
Fidelity Banking Portfolio (a)	68,184	1,724,361
Fidelity Blue Chip Growth Fund (a)	99,577	6,413,777
Fidelity Blue Chip Value Fund (a)	210,944	3,193,695
Fidelity Chemicals Portfolio (a)	6,739	810,012
Fidelity Computers Portfolio (a)	5,536	385,394
Fidelity Construction and Housing Portfolio (a)	14,651	826,922
Fidelity Consumer Discretionary Portfolio (a)	146,649	4,830,620
Fidelity Consumer Staples Portfolio (a)	51,343	4,569,529
Fidelity Contrafund (a)	8,452	821,305
Fidelity Defense and Aerospace Portfolio (a)	21,736	2,335,748
Fidelity Electronics Portfolio (a)	5,832	427,834
Fidelity Energy Portfolio (a)	78,790	2,839,599
Fidelity Energy Service Portfolio (a)	1,033	44,071
Fidelity Financial Services Portfolio (a)	16,376	1,333,802
Fidelity Health Care Portfolio (a)	9,997	2,033,495
Fidelity Industrials Portfolio (a)	102,815	2,927,132
Fidelity Insurance Portfolio (a)	18,442	1,212,901
Fidelity IT Services Portfolio (a)	130,749	5,010,312
Fidelity Low-Priced Stock Fund (a)	61,038	2,891,387
Fidelity Materials Portfolio (a)	2,435	160,080
Fidelity Medical Delivery Portfolio (a)	26,287	2,205,783
Fidelity Medical Equipment and Systems Portfolio (a)	57,940	1,985,597
Fidelity Mega Cap Stock Fund (a)	3,517	52,545
Fidelity Mid Cap Value Fund (a)	175,513	3,961,338
Fidelity Pharmaceuticals Portfolio (a)	78,282	1,639,224
Fidelity Retailing Portfolio (a)	17,362	1,694,843
Fidelity Small Cap Stock Fund (a)	53,029	920,583
Fidelity Software and Computer Services Portfolio (a)	13,730	1,523,779
Fidelity Stock Selector Large Cap Value Fund (a)	17,851	281,873
Fidelity Technology Portfolio (a)	25,438	2,790,074
Fidelity Telecommunications Portfolio (a)	31,097	1,781,239
Fidelity Utilities Portfolio (a)	12,493	819,139
Fidelity Value Discovery Fund (a)	25,781	572,332
KBW Regional Banking ETF	126,077	5,191,851
Vanguard Telecommunication Services ETF	2,404	189,459

TOTAL DOMESTIC EQUITY FUNDS		71,068,630

International Equity Funds - 15.1%
Fidelity Diversified International Fund (a)	85,829	2,907,871
Fidelity Emerging Asia Fund (a)	14,406	417,487
Fidelity Europe Fund (a)	140,959	4,965,980
Fidelity International Small Cap Fund (a)	32,486	726,384
Fidelity International Small Cap Opportunities Fund (a)	184,842	2,663,568
Fidelity Japan Fund (a)	77,528	847,379
Fidelity Japan Smaller Companies Fund (a)	78,809	1,032,402
Fidelity Overseas Fund (a)	354,403	13,899,691
iShares MSCI EAFE Index ETF	19,903	1,140,840

TOTAL INTERNATIONAL EQUITY FUNDS		28,601,602

TOTAL EQUITY FUNDS
(Cost $106,669,918)		99,670,232

Fixed-Income Funds - 36.5%
Fixed-Income Funds - 35.4%
Fidelity Corporate Bond Fund (a)	38,764	430,280
Fidelity High Income Fund (a)	4,698	38,945
Fidelity New Markets Income Fund (a)	21,814	316,960
Fidelity Real Estate Income Fund (a)	39,026	440,218
Fidelity Total Bond Fund (a)	2,855,969	29,959,119
iShares 20+ Year Treasury Bond ETF	2,282	281,918
iShares JPMorgan USD Emerging Markets Bond ETF	4,199	446,774
Spartan Long-Term Treasury Bond Index Fund Investor Class (a)	510,784	6,675,941
Spartan U.S. Bond Index Fund Investor Class (a)	2,199,090	25,619,397
SPDR Lehman High Yield Bond ETF	84,639	3,018,227

TOTAL FIXED-INCOME FUNDS		67,227,779

Inflation-Protected Bond Funds - 1.1%
Fidelity Inflation Protected Bond Fund	177,790	2,097,921
TOTAL FIXED-INCOME FUNDS
(Cost $69,861,754)		69,325,700
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.1% 10/29/15 to 12/17/15 (b)
(Cost $199,978)	200,000	200,003
	Maturity Amount	Value

Cash Equivalents - 11.3%
Investments in repurchase agreements in a joint trading account at 0.12%, dated 9/30/15 due 10/1/15 (Collateralized by U.S. Treasury Obligations) #
(Cost $21,481,000)	21,481,072	21,481,000
TOTAL INVESTMENT PORTFOLIO - 100.4%
(Cost $198,212,650)		190,676,935
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(827,505)
NET ASSETS - 100%		$189,849,430

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
29 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2015	2,767,615	$(54,669)
17 ICE E-mini MSCI EAFE Index Contracts (United States)	Dec. 2015	1,402,075	(63,724)
TOTAL FUTURES CONTRACTS			$(118,393)

The face value of futures purchased as a percentage of Net Assets is 2.2%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated Fund

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $200,003.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Air Transportation Portfolio	$76,083	$498	$1,532	$47	$66,133
Fidelity Banking Portfolio	649,182	1,273,008	50,775	1,027	1,724,361
Fidelity Blue Chip Growth Fund	4,655,034	3,312,518	1,008,598	2,444	6,413,777
Fidelity Blue Chip Value Fund	--	3,513,615	--	35,321	3,193,695
Fidelity Brokerage and Investment Management Portfolio	78,015	662	77,535	93	--
Fidelity Chemicals Portfolio	213,761	1,257,579	450,775	862	810,012
Fidelity China Region Fund	--	1,100,366	868,567	--	--
Fidelity Communications Equipment Portfolio	71,927	--	72,931	--	--
Fidelity Computers Portfolio	1,969,968	333,874	1,772,350	1,141	385,394
Fidelity Construction and Housing Portfolio	165,577	690,535	4,208	178	826,922
Fidelity Consumer Discretionary Portfolio	5,054,442	2,039,737	2,059,940	4,573	4,830,620
Fidelity Consumer Staples Portfolio	4,084,531	2,893,513	1,911,176	9,029	4,569,529
Fidelity Contrafund	--	836,784	--	--	821,305
Fidelity Corporate Bond Fund	6,136,508	1,362,618	6,908,228	97,740	430,280
Fidelity Defense and Aerospace Portfolio	--	3,476,831	682,736	5,184	2,335,748
Fidelity Diversified International Fund	11,493,402	11,783,571	20,977,406	--	2,907,871
Fidelity Electronics Portfolio	1,958,928	471,128	1,819,074	1,272	427,834
Fidelity Emerging Asia Fund	1,390,409	2,781,617	3,031,488	--	417,487
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund	830	--	879	--	--
Fidelity Emerging Markets Discovery Fund	45,064	--	45,594	--	--
Fidelity Emerging Markets Fund	1,134,376	--	1,135,482	--	--
Fidelity Energy Portfolio	918,533	2,659,789	38,821	763	2,839,599
Fidelity Energy Service Portfolio	168,902	646,477	761,683	--	44,071
Fidelity Europe Fund	--	5,677,595	267,878	--	4,965,980
Fidelity Financial Services Portfolio	6,557,549	2,612,072	7,817,274	--	1,333,802
Fidelity Gold Portfolio	160,983	121,971	221,690	--	--
Fidelity Health Care Portfolio	6,298,447	2,230,105	6,549,496	--	2,033,495
Fidelity High Income Fund	98,637	2,007	59,242	2,007	38,945
Fidelity Industrials Portfolio	1,672,293	2,062,012	421,190	1,441	2,927,132
Fidelity Insurance Portfolio	--	1,315,503	--	--	1,212,901
Fidelity International Capital Appreciation Fund	497,114	--	509,817	--	--
Fidelity International Discovery Fund	1,267,927	209,222	1,577,695	--	--
Fidelity International Small Cap Fund	--	752,446	--	--	726,384
Fidelity International Small Cap Opportunities Fund	--	2,787,637	--	--	2,663,568
Fidelity IT Services Portfolio	1,611,380	3,467,024	34,583	--	5,010,312
Fidelity Japan Fund	--	959,655	--	--	847,379
Fidelity Japan Smaller Companies Fund	--	1,079,959	--	--	1,032,402
Fidelity Large Cap Stock Fund	1,016,964	3,189,722	3,894,669	9,638	--
Fidelity Low-Priced Stock Fund	--	3,038,707	--	16,359	2,891,387
Fidelity Materials Portfolio	--	169,418	--	--	160,080
Fidelity Medical Delivery Portfolio	98,821	2,322,463	2,147	--	2,205,783
Fidelity Medical Equipment and Systems Portfolio	393,804	1,841,408	14,708	--	1,985,597
Fidelity Mega Cap Stock Fund	3,670,195	2,068	3,643,682	668	52,545
Fidelity Mid Cap Value Fund	4,821,407	3,775,646	4,133,812	643	3,961,338
Fidelity Natural Gas Portfolio	451,988	902	437,749	902	--
Fidelity New Markets Income Fund	384,206	13,050	64,279	13,050	316,960
Fidelity OTC Portfolio	1,460,379	933,654	2,464,115	--	--
Fidelity Overseas Fund	--	15,064,985	16,522	--	13,899,691
Fidelity Pacific Basin Fund	13,717	1,595,382	1,404,993	--	--
Fidelity Pharmaceuticals Portfolio	--	1,947,465	--	--	1,639,224
Fidelity Real Estate Income Fund	461,354	14,161	20,649	10,254	440,218
Fidelity Real Estate Investment Portfolio	911,569	585,331	1,408,183	3,680	--
Fidelity Retailing Portfolio	656,638	971,174	15,631	1,019	1,694,843
Fidelity Small Cap Stock Fund	--	1,468,344	374,605	3,348	920,583
Fidelity Small Cap Value Fund	80,095	--	81,406	--	--
Fidelity Software and Computer Services Portfolio	--	1,647,689	--	--	1,523,779
Fidelity Stock Selector Large Cap Value Fund	5,347,512	339,107	5,407,970	241	281,873
Fidelity Technology Portfolio	1,536,103	2,325,397	818,231	--	2,790,074
Fidelity Telecommunications Portfolio	--	1,864,659	--	--	1,781,239
Fidelity Total Bond Fund	29,311,437	18,617,702	17,408,223	648,963	29,959,119
Fidelity Transportation Portfolio	1,388,426	5,939	1,286,068	838	--
Fidelity Utilities Portfolio	399,927	937,955	507,473	--	819,139
Fidelity Value Discovery Fund	1,605,580	2,994,746	4,060,403	7,506	572,332
Spartan International Index Fund Investor Class	153,109	--	153,314	--	--
Spartan Long-Term Treasury Bond Index Fund Investor Class	656,820	8,180,212	2,002,667	75,391	6,675,941
Spartan U.S. Bond Index Fund Investor Class	--	25,582,789	--	18,437	25,619,397
Total	$113,249,853	$163,142,003	$110,760,142	$974,059	$156,028,080

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$99,670,232	$99,670,232	$--	$--
Fixed-Income Funds	69,325,700	69,325,700	--	--
U.S. Treasury Obligations	200,003	--	200,003	--
Cash Equivalents	21,481,000	--	21,481,000	--
Total Investments in Securities:	$190,676,935	$168,995,932	$21,681,003	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(118,393)	$(118,393)	$--	$--
Total Liabilities	$(118,393)	$(118,393)	$--	$--
Total Derivative Instruments:	$(118,393)	$(118,393)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Other Information

Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$21,481,000 due 10/01/15 at 0.12%
Commerz Markets LLC	$21,481,000
$21,481,000

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $198,398,584. Net unrealized depreciation aggregated $7,721,649, of which $776,325 related to appreciated investment securities and $8,497,974 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

FundsManager 70% Portfolio

September 30, 2015

1.837321.109
VF70-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 73.2%
	Shares	Value
Domestic Equity Funds - 50.0%
Fidelity Air Transportation Portfolio (a)	25,873	$1,701,647
Fidelity Banking Portfolio (a)	1,077,635	27,253,393
Fidelity Blue Chip Growth Fund (a)	307,397	19,799,451
Fidelity Blue Chip Value Fund (a)	580,248	8,784,952
Fidelity Brokerage and Investment Management Portfolio (a)	28,230	1,820,528
Fidelity Chemicals Portfolio (a)	52,431	6,302,239
Fidelity Computers Portfolio (a)	135,817	9,454,199
Fidelity Construction and Housing Portfolio (a)	220,506	12,445,367
Fidelity Consumer Discretionary Portfolio (a)	1,377,534	45,375,971
Fidelity Consumer Staples Portfolio (a)	414,987	36,933,817
Fidelity Contrafund (a)	129,164	12,550,854
Fidelity Defense and Aerospace Portfolio (a)	57,198	6,146,465
Fidelity Dividend Growth Fund (a)	544	15,673
Fidelity Electronics Portfolio (a)	61,701	4,526,398
Fidelity Energy Portfolio (a)	596,888	21,511,860
Fidelity Energy Service Portfolio (a)	54,302	2,316,000
Fidelity Financial Services Portfolio (a)	469,208	38,217,009
Fidelity Gold Portfolio (a)(b)	4,361	58,705
Fidelity Health Care Portfolio (a)	196,642	39,999,045
Fidelity Industrials Portfolio (a)	1,072,240	30,526,685
Fidelity Insurance Portfolio (a)	190,595	12,535,422
Fidelity IT Services Portfolio (a)	286,931	10,995,204
Fidelity Large Cap Stock Fund (a)	331,152	8,454,313
Fidelity Leisure Portfolio (a)	2,413	320,558
Fidelity Low-Priced Stock Fund (a)	283,983	13,452,292
Fidelity Magellan Fund (a)	224	19,308
Fidelity Materials Portfolio (a)	1,975	129,788
Fidelity Medical Delivery Portfolio (a)	95,523	8,015,350
Fidelity Medical Equipment and Systems Portfolio (a)	263,537	9,031,402
Fidelity Mega Cap Stock Fund (a)	187,391	2,799,616
Fidelity Mid Cap Value Fund (a)	779,557	17,594,594
Fidelity Nasdaq Composite Index Fund (a)	28,071	1,719,357
Fidelity OTC Portfolio (a)	9,694	719,425
Fidelity Pharmaceuticals Portfolio (a)	325,085	6,807,276
Fidelity Real Estate Investment Portfolio (a)	114,063	4,332,128
Fidelity Retailing Portfolio (a)	97,507	9,518,655
Fidelity Series Commodity Strategy Fund (a)(b)	1,089	5,959
Fidelity Small Cap Stock Fund (a)	228,767	3,971,402
Fidelity Software and Computer Services Portfolio (a)	97,810	10,854,936
Fidelity Stock Selector Large Cap Value Fund (a)	555,008	8,763,583
Fidelity Technology Portfolio (a)	437,044	47,935,022
Fidelity Telecommunications Portfolio (a)	191,747	10,983,248
Fidelity Transportation Portfolio (a)	8,834	701,178
Fidelity Utilities Portfolio (a)	63,109	4,138,027
Fidelity Value Discovery Fund (a)	292,716	6,498,298
Spartan 500 Index Fund Investor Class (a)	344	23,373

TOTAL DOMESTIC EQUITY FUNDS		526,059,972

International Equity Funds - 23.2%
Fidelity China Region Fund (a)	21,340	574,246
Fidelity Diversified International Fund (a)	2,734,518	92,645,480
Fidelity Emerging Asia Fund (a)	213,607	6,190,332
Fidelity Emerging Markets Fund (a)	68,765	1,441,314
Fidelity Europe Fund (a)	652,640	22,992,522
Fidelity International Capital Appreciation Fund (a)	31,519	503,676
Fidelity International Discovery Fund (a)	528,032	20,075,770
Fidelity International Real Estate Fund (a)	1,638	16,197
Fidelity International Small Cap Fund (a)	284,264	6,356,132
Fidelity International Small Cap Opportunities Fund (a)	482,747	6,956,391
Fidelity Japan Fund (a)	780,050	8,525,942
Fidelity Japan Smaller Companies Fund (a)	618,763	8,105,798
Fidelity Overseas Fund (a)	1,349,446	52,925,254
Fidelity Pacific Basin Fund (a)	167,887	4,217,331
Spartan International Index Fund Investor Class (a)	361,368	12,846,647

TOTAL INTERNATIONAL EQUITY FUNDS		244,373,032

TOTAL EQUITY FUNDS
(Cost $723,405,160)		770,433,004

Fixed-Income Funds - 23.5%
Fixed-Income Funds - 23.5%
Fidelity Floating Rate High Income Fund (a)	665,682	6,270,723
Fidelity Focused High Income Fund (a)	84,784	690,142
Fidelity High Income Fund (a)	62,003	514,008
Fidelity New Markets Income Fund (a)	262,456	3,813,490
Fidelity Real Estate Income Fund (a)	313,899	3,540,780
Spartan Long-Term Treasury Bond Index Fund Investor Class (a)	1,804,317	23,582,417
Spartan U.S. Bond Index Fund Investor Class (a)	17,917,827	208,742,687
TOTAL FIXED-INCOME FUNDS
(Cost $240,298,839)		247,154,247

Money Market Funds - 3.3%
Fidelity Institutional Prime Money Market Portfolio Class I 0.10% (a)(c)
(Cost $35,318,015)	35,318,015	35,318,015
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $999,022,014)		1,052,905,266
NET OTHER ASSETS (LIABILITIES) - 0.0%		(178,640)
NET ASSETS - 100%		$1,052,726,626

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Air Transportation Portfolio	$2,939,818	$12,822	$1,000,000	$1,208	$1,701,647
Fidelity Automotive Portfolio	2,692,911	--	2,581,537	--	--
Fidelity Banking Portfolio	26,377,616	3,288,482	609,150	42,674	27,253,393
Fidelity Biotechnology Portfolio	26,247	--	31,662	--	--
Fidelity Blue Chip Growth Fund	19,675,213	6,527,780	5,007,494	7,597	19,799,451
Fidelity Blue Chip Value Fund	2,776,361	6,689,687	--	99,547	8,784,952
Fidelity Brokerage and Investment Management Portfolio	12,417,360	105,635	9,473,305	14,860	1,820,528
Fidelity Canada Fund	105,307	--	101,803	--	--
Fidelity Chemicals Portfolio	12,978,565	2,114,232	7,092,754	26,375	6,302,239
Fidelity China Region Fund	222,405	2,143,362	1,400,000	--	574,246
Fidelity Communications Equipment Portfolio	582,603	--	596,509	--	--
Fidelity Computers Portfolio	20,564,166	966,047	9,832,152	19,545	9,454,199
Fidelity Construction and Housing Portfolio	11,314,411	1,149,095	47,508	5,023	12,445,367
Fidelity Consumer Discretionary Portfolio	45,729,066	6,290,994	5,650,717	42,711	45,375,971
Fidelity Consumer Finance Portfolio	1,120,890	--	1,100,224	--	--
Fidelity Consumer Staples Portfolio	45,115,479	8,325,013	13,061,554	86,138	36,933,817
Fidelity Contrafund	35,204	12,793,895	--	--	12,550,854
Fidelity Defense and Aerospace Portfolio	--	7,275,302	--	10,798	6,146,465
Fidelity Diversified International Fund	47,754,428	87,802,420	40,110,942	--	92,645,480
Fidelity Dividend Growth Fund	16,787	1,232	--	134	15,673
Fidelity Electronics Portfolio	16,610,832	1,591,721	12,047,508	10,070	4,526,398
Fidelity Emerging Asia Fund	5,612,242	4,284,635	2,277,904	--	6,190,332
Fidelity Emerging Markets Fund	11,650,330	--	9,061,339	--	1,441,314
Fidelity Energy Portfolio	15,122,782	12,384,349	516,187	7,435	21,511,860
Fidelity Energy Service Portfolio	6,651,143	1,933,029	5,058,991	--	2,316,000
Fidelity Equity Dividend Income Fund	14,767	46	15,036	46	--
Fidelity Europe Fund	18,158,908	5,326,814	--	--	22,992,522
Fidelity Financial Services Portfolio	40,339,534	3,489,323	2,043,677	--	38,217,009
Fidelity Floating Rate High Income Fund	6,583,097	180,067	358,652	180,067	6,270,723
Fidelity Focused High Income Fund	700,899	24,047	--	24,047	690,142
Fidelity Fund	25,945	--	27,138	--	--
Fidelity Gold Portfolio	71,702	--	--	--	58,705
Fidelity Growth & Income Portfolio	397,927	--	407,279	--	--
Fidelity Growth Company Fund	622,018	986	654,147	--	--
Fidelity Growth Discovery Fund	801,724	--	816,489	--	--
Fidelity Health Care Portfolio	58,224,611	4,939,482	21,426,749	--	39,999,045
Fidelity High Income Fund	529,736	21,923	--	21,923	514,008
Fidelity Industrials Portfolio	26,238,381	8,662,181	675,439	22,472	30,526,685
Fidelity Institutional Prime Money Market Portfolio Class I	4,986,661	50,097,576	19,766,221	11,360	35,318,015
Fidelity Insurance Portfolio	9,070,907	3,990,689	--	14,650	12,535,422
Fidelity International Capital Appreciation Fund	8,363,956	--	8,371,488	--	503,676
Fidelity International Discovery Fund	43,303,275	560,365	25,483,875	--	20,075,770
Fidelity International Growth Fund	372,757	--	407,499	--	--
Fidelity International Real Estate Fund	16,183	399	--	206	16,197
Fidelity International Small Cap Fund	--	6,845,555	--	--	6,356,132
Fidelity International Small Cap Opportunities Fund	--	7,429,676	--	--	6,956,391
Fidelity International Value Fund	120,120	--	127,133	--	--
Fidelity IT Services Portfolio	291,922	11,085,984	--	--	10,995,204
Fidelity Japan Fund	131,061	9,457,842	--	--	8,525,942
Fidelity Japan Smaller Companies Fund	2,639,812	5,662,456	--	--	8,105,798
Fidelity Large Cap Stock Fund	16,263,471	8,097,327	14,091,811	57,871	8,454,313
Fidelity Leisure Portfolio	314,416	5,806	--	415	320,558
Fidelity Leveraged Company Stock Fund	44,484	--	46,349	--	--
Fidelity Low-Priced Stock Fund	--	13,793,448	--	29,328	13,452,292
Fidelity Magellan Fund	20,096	664	--	39	19,308
Fidelity Materials Portfolio	--	137,163	--	--	129,788
Fidelity Medical Delivery Portfolio	1,131,412	6,792,560	--	--	8,015,350
Fidelity Medical Equipment and Systems Portfolio	2,450,947	7,758,543	--	--	9,031,402
Fidelity Mega Cap Stock Fund	14,474,860	71,378	11,800,000	23,060	2,799,616
Fidelity Mid Cap Value Fund	14,384,854	10,958,746	6,127,555	4,090	17,594,594
Fidelity Mid-Cap Stock Fund	--	--	--	--	--
Fidelity Nasdaq Composite Index Fund	1,749,674	--	--	--	1,719,357
Fidelity Natural Gas Portfolio	4,057,781	8,274	3,731,949	8,274	--
Fidelity New Markets Income Fund	5,562,127	183,896	1,731,677	183,895	3,813,490
Fidelity OTC Portfolio	4,173,412	979,180	4,405,101	--	719,425
Fidelity Overseas Fund	26,793,766	27,057,220	--	--	52,925,254
Fidelity Pacific Basin Fund	5,730,114	500,000	1,800,000	--	4,217,331
Fidelity Pharmaceuticals Portfolio	12,289,609	6,771,335	11,060,570	1,856	6,807,276
Fidelity Real Estate Income Fund	3,546,954	113,346	--	81,964	3,540,780
Fidelity Real Estate Investment Portfolio	5,047,496	2,240,225	2,414,997	37,068	4,332,128
Fidelity Retailing Portfolio	7,122,070	1,727,891	--	9,644	9,518,655
Fidelity Series Commodity Strategy Fund	7,114	--	--	--	5,959
Fidelity Small Cap Discovery Fund	276,003	--	280,864	--	--
Fidelity Small Cap Growth Fund	140,471	--	145,354	--	--
Fidelity Small Cap Stock Fund	12,293	4,602,665	12,686	12,502	3,971,402
Fidelity Small Cap Value Fund	143,234	--	145,731	--	--
Fidelity Software and Computer Services Portfolio	7,735,891	8,674,229	4,991,909	--	10,854,936
Fidelity Stock Selector Large Cap Value Fund	15,196,126	1,805,058	7,609,782	2,585	8,763,583
Fidelity Technology Portfolio	47,457,771	9,076,186	6,161,184	--	47,935,022
Fidelity Telecommunications Portfolio	2,706,553	11,332,674	2,758,243	--	10,983,248
Fidelity Transportation Portfolio	10,191,032	43,118	8,700,000	6,081	701,178
Fidelity Utilities Portfolio	8,211,678	3,131,884	6,649,532	15,203	4,138,027
Fidelity Value Discovery Fund	3,348,744	5,029,180	1,108,078	82,660	6,498,298
Spartan 500 Index Fund Investor Class	24,691	347	--	347	23,373
Spartan Extended Market Index Fund Investor Class	194,471	--	201,766	--	--
Spartan International Index Fund Investor Class	57,791,295	61,347	45,680,000	--	12,846,647
Spartan Long-Term Treasury Bond Index Fund Investor Class	5,124,126	20,133,829	440,664	375,200	23,582,417
Spartan Total Market Index Fund Investor Class	--	--	--	--	--
Spartan U.S. Bond Index Fund Investor Class	213,332,450	23,775,733	27,081,165	3,458,544	208,742,687
Total	$1,027,149,555	$458,318,395	$376,417,029	$ 5,039,512	$1,052,905,266

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $999,741,185. Net unrealized appreciation aggregated $53,164,081, of which $93,133,610 related to appreciated investment securities and $39,969,529 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Money Market Portfolio

September 30, 2015

1.807728.111
VIPMM-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 26.7%
	Yield(a)	Principal Amount	Value
London Branch, Eurodollar, Foreign Banks - 4.6%
ABN AMRO Bank NV
11/12/15	0.35%	$28,000,000	$27,988,740
Mitsubishi UFJ Trust & Banking Corp.
10/9/15 to 10/30/15	0.31	16,000,000	15,997,522
Rabobank Nederland
11/5/15 to 11/6/15	0.25	82,000,000	82,000,000
Sumitomo Mitsui Trust Bank Ltd.
10/6/15 to 11/5/15	0.27 to 0.34	14,000,000	14,000,000
			139,986,262
New York Branch, Yankee Dollar, Foreign Banks - 22.1%
Bank of Tokyo-Mitsubishi UFJ Ltd.
10/30/15	0.29	25,000,000	25,000,000
Credit Suisse AG
10/5/15 to 11/3/15	0.28 to 0.36 (b)	49,000,000	49,000,000
Landesbank Baden-Wuerttemberg New York Branch
10/1/15 to 11/4/15	0.18 to 0.30	152,000,000	152,000,000
Mizuho Corporate Bank Ltd.
10/2/15 to 10/26/15	0.15 to 0.35	36,000,000	36,000,000
Natexis Banques Populaires New York Branch
10/6/15 to 11/4/15	0.14 to 0.34 (b)	84,000,000	84,000,000
Royal Bank of Canada
11/10/15 to 11/19/15	0.29 to 0.31 (b)	40,000,000	40,000,000
Skandinaviska Enskilda Banken
10/15/15 to 10/23/15	0.27 to 0.33	38,000,000	38,000,000
Sumitomo Mitsui Banking Corp.
10/2/15 to 10/27/15	0.15 to 0.43 (b)	152,000,000	152,000,000
Sumitomo Mitsui Trust Bank Ltd.
10/5/15 to 10/19/15	0.31 to 0.33	43,000,000	43,000,000
Swedbank AB
10/23/15	0.26	10,000,000	10,000,000
Toronto-Dominion Bank
10/6/15	0.29 (b)	21,000,000	21,000,006
UBS AG
10/9/15 to 10/15/15	0.29 to 0.33 (b)	29,000,000	29,000,000
			679,000,006
TOTAL CERTIFICATE OF DEPOSIT
(Cost $818,986,268)			818,986,268

Financial Company Commercial Paper - 5.8%
ABN AMRO Funding U.S.A. LLC
10/1/15 to 11/10/15	0.23 to 0.33	85,000,000	84,984,559
DNB Bank ASA
10/6/15	0.29	25,000,000	24,999,010
JPMorgan Securities LLC
11/2/15	0.33 (b)	19,000,000	19,000,000
Mitsubishi UFJ Trust & Banking Corp.
10/7/15 to 10/9/15	0.31	44,000,000	43,997,606
Nationwide Building Society
11/13/15	0.40	4,000,000	3,998,089
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $176,979,264)			176,979,264

Asset Backed Commercial Paper - 1.1%
Sheffield Receivables Corp. (Barclays Bank PLC Guaranteed)

10/13/15	0.32	12,000,000	11,998,720
10/26/15	0.33	5,000,000	4,998,854
10/27/15	0.33	16,000,000	15,996,187
TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $32,993,761)			32,993,761

Other Commercial Paper - 1.0%
Caisse centrale Desjardins
11/4/15 to 11/9/15	0.25	5,000,000	4,998,715
Danaher Corp.
10/19/15	0.35	9,000,000	8,998,425
Dominion Resources, Inc.
11/2/15	0.48	3,000,000	2,998,720
Sempra Global
10/8/15 to 10/13/15	0.48 to 0.50	13,000,000	12,998,431
Xerox Corp.
10/1/15	0.42	1,000,000	1,000,000
TOTAL OTHER COMMERCIAL PAPER
(Cost $30,994,291)			30,994,291

Treasury Debt - 7.7%
U.S. Treasury Obligations - 7.7%
U.S. Treasury Bills
3/3/16	0.27	39,000,000	38,954,955
U.S. Treasury Notes
1/31/16 to 7/15/16	0.06 to 0.41 (b)	197,000,000	198,008,468
TOTAL TREASURY DEBT
(Cost $236,963,423)			236,963,423

Other Note - 0.4%
Medium-Term Notes - 0.4%
Dominion Resources, Inc.
11/13/15	0.42 (b)(c)	8,000,000	8,000,000
Svenska Handelsbanken AB
10/15/15	0.38 (b)(c)	4,000,000	4,000,000
TOTAL OTHER NOTE
(Cost $12,000,000)			12,000,000

Government Agency Debt - 38.0%
Federal Agencies - 38.0%
Fannie Mae
1/25/16 to 8/15/16	0.23 to 0.28 (b)	135,600,000	135,538,350
Federal Farm Credit Bank
7/6/16	0.15 (b)(d)	3,000,000	2,999,888
Federal Home Loan Bank
12/4/15 to 2/9/17	0.14 to 0.41 (b)(d)	922,000,000	921,771,857
Freddie Mac
2/19/16 to 9/16/16	0.15 to 0.21 (b)	103,000,000	102,975,325
TOTAL GOVERNMENT AGENCY DEBT
(Cost $1,163,285,420)			1,163,285,420

Other Instrument - 1.2%
Time Deposits - 1.2%
Credit Agricole CIB
10/1/15
(Cost $38,000,000)	0.08	38,000,000	38,000,000

Other Municipal Debt - 0.1%
	Principal Amount	Value
Massachusetts - 0.1%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.4% tender 10/1/15, CP mode
(Cost $2,500,000)	2,500,000	2,500,000
	Maturity Amount	Value

Government Agency Repurchase Agreement - 4.4%
In a joint trading account at 0.16% dated 9/30/15 due 10/1/15 (Collateralized by U.S. Government Obligations) #	93,025,401	93,025,000
With:
Mizuho Securities U.S.A., Inc. at 0.25%, dated 8/14/15 due 10/7/15 (Collateralized by U.S. Government Obligations valued at $9,183,060, 2.45% - 3.87%, 5/01/40)	9,005,625	9,000,000
RBC Capital Markets Corp. at 0.35%, dated:
8/13/15 due 10/7/15 (Collateralized by U.S. Government Obligations valued at $8,163,888, 2.31% - 4.50%, 6/01/36 - 9/01/45)	8,014,000	8,000,000
9/8/15 due 10/7/15 (Collateralized by U.S. Government Obligations valued at $6,121,664, 2.39% - 4.00%, 2/01/41 - 7/25/45)	6,010,267	6,000,000
9/9/15 due 10/7/15 (Collateralized by U.S. Government Obligations valued at $13,392,124, 2.50% - 4.50%, 12/01/40 - 9/20/63)	13,022,244	13,000,000
9/15/15 due 10/7/15 (Collateralized by U.S. Government Obligations valued at $7,141,461, 2.29% - 3.50%, 10/01/33 - 7/25/45)	7,012,114	7,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $136,025,000)		136,025,000

Other Repurchase Agreement - 8.4%
Other Repurchase Agreement - 8.4%
With:
Credit Suisse Securities (U.S.A.) LLC at:
0.77%, dated:
9/28/15 due 11/16/15 (Collateralized by U.S. Government Obligations valued at $9,272,242, 4.00% - 4.75%, 10/25/40 - 8/25/43)	9,009,433	9,000,000
9/29/15 due 11/9/15 (Collateralized by U.S. Government Obligations valued at $17,512,454, 5.00%, 10/15/33 - 11/15/35)	17,014,908	17,000,000
0.8%, dated:
9/3/15 due 11/5/15 (Collateralized by U.S. Government Obligations valued at $5,154,592, 5.50%, 4/25/37)	5,007,000	5,000,000
9/14/15 due 11/16/15 (Collateralized by U.S. Government Obligations valued at $12,370,624, 4.50% - 5.00%, 2/25/41 - 10/25/41)	12,016,800	12,000,000
9/29/15 due 11/9/15 (Collateralized by U.S. Government Obligations valued at $13,392,064, 3.00% - 9.25%, 4/15/20 - 3/25/44)	13,011,844	13,000,000
0.83%, dated 6/8/15 due 11/5/15 (Collateralized by U.S. Government Obligations valued at $14,458,599, 5.00% - 5.50%, 5/15/33)	14,048,417	14,000,000
0.85%, dated 6/29/15 due 10/28/15 (Collateralized by U.S. Government Obligations valued at $6,197,935, 4.75% - 5.50%, 4/25/37 - 10/25/40)	6,017,142	6,000,000
0.87%, dated 8/20/15 due 11/9/15 (Collateralized by U.S. Government Obligations valued at $3,098,389, 5.50%, 4/25/37)	3,005,873	3,000,000
ING Financial Markets LLC at 0.2%, dated 9/30/15 due 10/1/15 (Collateralized by Equity Securities valued at $33,480,194)	31,000,172	31,000,000
J.P. Morgan Clearing Corp. at 0.78%, dated 8/11/15 due 11/5/15 (Collateralized by Corporate Obligations valued at $2,176,329, 0.88% - 4.00%, 3/15/16 - 2/01/19)	2,003,727	2,000,000
J.P. Morgan Securities, LLC at:
0.2%, dated 9/30/15 due 10/7/15 (Collateralized by U.S. Government Obligations valued at $11,330,114, 5.86% - 6.51%, 7/25/26 - 3/25/44)	11,000,428	11,000,000
0.78%, dated:
8/11/15 due 11/5/15 (Collateralized by Corporate Obligations valued at $8,705,933, 2.13% - 10.00%, 11/01/16 - 12/15/37)	8,014,907	8,000,000
9/15/15 due 11/4/15 (Collateralized by Mortgage Loan Obligations valued at $21,607,931, 2.83% - 6.21%, 5/25/36 - 2/15/51)	20,021,667	20,000,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.28%, dated 9/24/15 due 10/1/15 (Collateralized by U.S. Government Obligations valued at $15,450,841, 4.00% - 6.00%, 3/25/43 - 1/20/61)	15,000,817	15,000,000
0.55%, dated 9/30/15 due 10/1/15 (Collateralized by Corporate Obligations valued at $12,960,198, 1.69%, 10/25/37)	12,000,183	12,000,000
0.85%, dated 9/25/15 due 11/23/15 (Collateralized by Corporate Obligations valued at $7,561,072, 1.69% , 10/25/37)	7,009,751	7,000,000
0.89%, dated:
8/24/15 due 11/23/15 (Collateralized by Equity Securities valued at $5,405,099)	5,011,249	5,000,000
9/24/15 due 10/1/15 (Collateralized by Corporate Obligations valued at $6,481,122, 1.69%, 10/25/37)	6,001,038	6,000,000
0.96%, dated 7/29/15 due 11/16/15 (Collateralized by Corporate Obligations valued at $6,491,059, 1.69%, 10/25/37)	6,017,600	6,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 0.26%, dated:
9/18/15 due 10/7/15(Collateralized by Equity Securities valued at $4,320,410)	4,000,751	4,000,000
9/18/15 due 10/7/15(Collateralized by Equity Securities valued at $5,400,510)	5,001,192	5,000,000
Mizuho Securities U.S.A., Inc. at:
0.32%, dated:
9/18/15 due 10/2/15(Collateralized by Equity Securities valued at $2,160,259)	2,000,249	2,000,000
9/22/15 due 10/5/15(Collateralized by Equity Securities valued at $3,240,322)	3,000,373	3,000,000
9/22/15 due 10/6/15 (Collateralized by Equity Securities valued at $2,160,192)	2,000,249	2,000,000
0.52%, dated 9/18/15 due 10/2/15(Collateralized by Corporate Obligations valued at $1,050,198, 6.08%, 11/26/17)	1,000,202	1,000,000
0.91%, dated:
7/14/15 due 10/13/15 (Collateralized by U.S. Treasury Obligations valued at $2,044,098, 0.00%, 12/03/15)	2,004,601	2,000,000
7/20/15 due 10/19/15 (Collateralized by U.S. Treasury Obligations valued at $1,021,949, 0.00%, 12/03/15)	1,002,300	1,000,000
8/3/15 due 11/3/15 (Collateralized by U.S. Treasury Obligations valued at $2,043,098, 0.00%, 12/03/15),	2,004,651	2,000,000
RBC Capital Markets Co. at:
0.27%, dated 9/18/15 due 10/7/15 (Collateralized by U.S. Government Obligations valued at $3,089,281, 1.63% - 9.50%, 12/15/18 - 8/25/45)	3,000,698	3,000,000
0.3%, dated 9/23/15 due 10/7/15 (Collateralized by U.S. Government Obligations valued at $4,120,275, 0.69% - 25.82%, 5/15/32 - 8/25/45)	4,002,033	4,000,000
0.38%, dated 7/20/15 due 10/7/15 (Collateralized by Equity Securities valued at $3,242,526)	3,002,787	3,000,000
0.82%, dated 9/22/15 due 11/20/15 (Collateralized by Mortgage Loan Obligations valued at $2,160,443, 2.44%, 5/19/46)	2,002,688	2,000,000
0.93%, dated 8/13/15 due 11/5/15 (Collateralized by Mortgage Loan Obligations valued at $8,650,037, 0.41% - 6.50%, 1/25/36 - 2/12/49)	8,017,360	8,000,000
SG Americas Securities, LLC at:
0.38%, dated 9/24/15 due 10/1/15 (Collateralized by Equity Securities valued at $2,160,191)	2,000,148	2,000,000
0.4%, dated 9/30/15 due 10/7/15 (Collateralized by Corporate Obligations valued at $2,118,482, 1.40% - 10.75%, 5/10/16 - 6/15/88)	2,000,156	2,000,000
0.47%, dated 9/29/15 due 10/6/15 (Collateralized by Corporate Obligations valued at $2,125,897, 0.42% - 10.75%, 4/22/16 - 6/15/88)	2,000,183	2,000,000
0.48%, dated:
9/24/15 due 10/1/15 (Collateralized by Corporate Obligations valued at $2,159,494, 1.40% - 10.75%, 5/01/16 - 6/15/88)	2,000,187	2,000,000
9/25/15 due 10/2/15 (Collateralized by Corporate Obligations valued at $2,130,441, 1.40% - 10.75%, 12/06/16 - 6/15/88)	2,000,187	2,000,000
Wells Fargo Securities, LLC at 0.2%, dated 9/30/15 due 10/1/15 (Collateralized by Equity Securities valued at $3,240,029)	3,000,017	3,000,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $257,000,000)		257,000,000
TOTAL INVESTMENT PORTFOLIO - 94.8%
(Cost $2,905,727,427)		2,905,727,427
NET OTHER ASSETS (LIABILITIES) - 5.2%		158,266,359
NET ASSETS - 100%		$3,063,993,786

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,000,000 or 0.4% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$93,025,000 due 10/01/15 at 0.16%
BNY Mellon Capital Markets LLC	$12,384,179
Bank of America NA	27,080,071
Citibank NA	10,320,149
Credit Agricole CIB New York Branch	3,632,693
HSBC Securities (USA), Inc.	8,256,119
ING Financial Markets LLC	3,302,448
J.P. Morgan Securities, Inc.	1,216,952
Merrill Lynch, Pierce, Fenner & Smith, Inc.	7,017,702
Mizuho Securities USA, Inc.	16,512,239
Societe Generale	3,302,448
$93,025,000

Income Tax Information

At September 30, 2015 the cost for Federal Income Tax Purposes was $2,905,727,427.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2045 Portfolio

September 30, 2015

1.903285.106
VF-2045-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.9%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	40,144	$1,298,249
VIP Equity-Income Portfolio Initial Class (a)	66,939	1,364,218
VIP Growth & Income Portfolio Initial Class (a)	85,263	1,556,896
VIP Growth Portfolio Initial Class (a)	21,944	1,332,463
VIP Mid Cap Portfolio Initial Class (a)	11,828	377,555
VIP Value Portfolio Initial Class (a)	69,912	1,001,134
VIP Value Strategies Portfolio Initial Class (a)	34,319	490,069
TOTAL DOMESTIC EQUITY FUNDS
(Cost $7,662,300)		7,420,584

International Equity Funds - 27.8%
VIP Emerging Markets Portfolio Initial Class (a)	115,613	908,721
VIP Overseas Portfolio Initial Class (a)	123,243	2,267,679
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,392,982)		3,176,400

Bond Funds - 6.0%
VIP High Income Portfolio Initial Class (a)	85,283	465,647
VIP Investment Grade Bond Portfolio Initial Class (a)	17,842	227,126
TOTAL BOND FUNDS
(Cost $709,737)		692,773

Short-Term Funds - 1.3%
VIP Money Market Portfolio Initial Class 0.01% (a)(b)
(Cost $146,051)	146,051	146,051
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $11,911,070)		11,435,808
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,222)
NET ASSETS - 100%		$11,433,586

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$914,242	$648,172	$102,523	$156	$1,298,249
VIP Emerging Markets Portfolio Initial Class	596,334	568,257	118,879	406	908,721
VIP Equity-Income Portfolio Initial Class	961,856	723,071	117,189	849	1,364,218
VIP Growth & Income Portfolio Initial Class	1,097,436	775,281	133,450	400	1,556,896
VIP Growth Portfolio Initial Class	935,225	585,847	127,484	--	1,332,463
VIP High Income Portfolio Initial Class	314,400	229,585	68,758	829	465,647
VIP Investment Grade Bond Portfolio Initial Class	253,487	133,217	159,382	227	227,126
VIP Mid Cap Portfolio Initial Class	266,910	193,742	31,098	--	377,555
VIP Money Market Portfolio Initial Class	79	170,305	24,333	24	146,051
VIP Overseas Portfolio Initial Class	1,680,108	1,089,562	436,249	--	2,267,679
VIP Value Portfolio Initial Class	705,223	483,112	85,452	93	1,001,134
VIP Value Strategies Portfolio Initial Class	344,932	215,421	36,444	--	490,069
Total	$8,070,232	$5,815,572	$1,441,241	$ 2,984	$11,435,808

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $11,964,958. Net unrealized depreciation aggregated $529,150, of which $340,320 related to appreciated investment securities and $869,470 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom Income® Portfolio

September 30, 2015

1.822890.110
VIPIFFINC-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 18.5%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	67,915	$2,185,510
VIP Equity-Income Portfolio Investor Class (a)	113,014	2,291,918
VIP Growth & Income Portfolio Investor Class (a)	143,912	2,617,757
VIP Growth Portfolio Investor Class (a)	37,007	2,239,309
VIP Mid Cap Portfolio Investor Class (a)	20,042	636,532
VIP Value Portfolio Investor Class (a)	117,671	1,682,692
VIP Value Strategies Portfolio Investor Class(a)	57,964	823,675
TOTAL DOMESTIC EQUITY FUNDS
(Cost $11,200,248)		12,477,393

International Equity Funds - 7.4%
VIP Emerging Markets Portfolio Investor Class R (a)	281,392	2,200,488
VIP Overseas Portfolio Investor Class R (a)	152,051	2,787,092
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,810,292)		4,987,580

Bond Funds - 47.2%
VIP High Income Portfolio Investor Class (a)	491,175	2,667,080
VIP Investment Grade Bond Portfolio Investor Class (a)	2,296,148	29,138,122
TOTAL BOND FUNDS
(Cost $31,816,296)		31,805,202

Short-Term Funds - 26.9%
VIP Money Market Portfolio Investor Class 0.01% (a)(b)
(Cost $18,107,380)	18,107,380	18,107,380
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $65,934,216)		67,377,555
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$67,377,555

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$2,126,440	$823,708	$465,320	$285	$2,185,510
VIP Emerging Markets Portfolio Investor Class R	1,685,288	1,363,301	525,354	1,047	2,200,488
VIP Equity-Income Portfolio Investor Class	2,228,435	872,763	424,391	1,767	2,291,918
VIP Growth & Income Portfolio Investor Class	2,532,573	975,284	564,177	748	2,617,757
VIP Growth Portfolio Investor Class	2,176,251	707,357	552,149	-	2,239,309
VIP High Income Portfolio Investor Class	2,502,164	617,286	405,885	6,263	2,667,080
VIP Investment Grade Bond Portfolio Investor Class	29,459,936	6,220,279	6,417,666	25,042	29,138,122
VIP Mid Cap Portfolio Investor Class	631,043	233,697	129,498	-	636,532
VIP Money Market Portfolio Investor Class	16,778,684	4,125,083	2,796,387	1,497	18,107,380
VIP Overseas Portfolio Investor Class R	3,537,055	1,062,835	1,829,660	--	2,787,092
VIP Value Portfolio Investor Class	1,648,804	570,704	353,982	204	1,682,692
VIP Value Strategies Portfolio Investor Class	814,189	232,164	172,733	-	823,675
Total	$66,120,862	$17,804,461	$14,637,202	$36,853	$67,377,555

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $66,166,615. Net unrealized appreciation aggregated $1,210,940, of which $2,443,368 related to appreciated investment securities and $1,232,428 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2010 Portfolio

September 30, 2015

1.822344.110
VIPF2010-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 34.2%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	532,428	$17,218,718
VIP Equity-Income Portfolio Initial Class (a)	886,169	18,060,121
VIP Growth & Income Portfolio Initial Class (a)	1,129,793	20,630,022
VIP Growth Portfolio Initial Class (a)	290,483	17,638,113
VIP Mid Cap Portfolio Initial Class (a)	156,970	5,010,493
VIP Value Portfolio Initial Class (a)	925,475	13,252,802
VIP Value Strategies Portfolio Initial Class (a)	454,125	6,484,903
TOTAL DOMESTIC EQUITY FUNDS
(Cost $80,307,282)		98,295,172

International Equity Funds - 14.6%
VIP Emerging Markets Portfolio Initial Class (a)	1,875,862	14,744,278
VIP Overseas Portfolio Initial Class (a)	1,481,990	27,268,617
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $41,472,005)		42,012,895

Bond Funds - 38.3%
VIP High Income Portfolio Initial Class (a)	2,104,223	11,489,058
VIP Investment Grade Bond Portfolio Initial Class (a)	7,731,793	98,425,727
TOTAL BOND FUNDS
(Cost $110,230,052)		109,914,785

Short-Term Funds - 12.9%
VIP Money Market Portfolio Initial Class 0.01% (a)(b)
(Cost $37,051,204)	37,051,204	37,051,204
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $269,060,543)		287,274,056
NET OTHER ASSETS (LIABILITIES) - 0.0%		(50,551)
NET ASSETS - 100%		$287,223,505

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$17,993,230	$3,337,308	$1,674,729	$2,888	$17,218,718
VIP Emerging Markets Portfolio Initial Class	12,818,859	5,244,244	1,097,616	8,231	14,744,278
VIP Equity-Income Portfolio Initial Class	18,925,465	3,829,976	1,566,541	15,712	18,060,121
VIP Growth & Income Portfolio Initial Class	21,568,420	4,201,759	2,515,125	7,353	20,630,022
VIP Growth Portfolio Initial Class	18,380,527	2,300,546	2,324,231	-	17,638,113
VIP High Income Portfolio Initial Class	11,488,205	727,915	592,495	29,133	11,489,058
VIP Investment Grade Bond Portfolio Initial Class	105,330,703	11,324,697	17,801,104	88,780	98,425,727
VIP Mid Cap Portfolio Initial Class	5,333,273	1,109,060	620,142	-	5,010,493
VIP Money Market Portfolio Initial Class	31,056,485	9,337,952	3,343,232	8,613	37,051,204
VIP Overseas Portfolio Initial Class	32,101,367	3,878,031	8,730,624	--	27,268,617
VIP Value Portfolio Initial Class	13,926,397	2,136,798	1,328,322	1,726	13,252,802
VIP Value Strategies Portfolio Initial Class	6,856,342	720,177	718,209	-	6,484,903
Total	$295,779,273	$48,148,463	$42,312,370	$162,436	$287,274,056

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $270,256,108. Net unrealized appreciation aggregated $17,017,948, of which $24,068,053 related to appreciated investment securities and $7,050,105 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom® 2010 Portfolio

September 30, 2015

1.822892.110
VIPIFF2010-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 34.2%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	107,166	$3,448,590
VIP Equity-Income Portfolio Investor Class (a)	178,324	3,616,407
VIP Growth & Income Portfolio Investor Class (a)	227,090	4,130,758
VIP Growth Portfolio Investor Class (a)	58,397	3,533,584
VIP Mid Cap Portfolio Investor Class (a)	31,602	1,003,671
VIP Value Portfolio Investor Class (a)	185,657	2,654,892
VIP Value Strategies Portfolio Investor Class (a)	91,420	1,299,075
TOTAL DOMESTIC EQUITY FUNDS
(Cost $17,812,774)		19,686,977

International Equity Funds - 14.6%
VIP Emerging Markets Portfolio Investor Class R (a)	377,116	2,949,047
VIP Overseas Portfolio Investor Class R (a)	297,811	5,458,875
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $9,218,783)		8,407,922

Bond Funds - 38.3%
VIP High Income Portfolio Investor Class (a)	423,882	2,301,682
VIP Investment Grade Bond Portfolio Investor Class (a)	1,553,863	19,718,519
TOTAL BOND FUNDS
(Cost $22,036,919)		22,020,201

Short-Term Funds - 12.9%
VIP Money Market Portfolio Investor Class 0.01% (a)(b)
(Cost $7,422,723)	7,422,723	7,422,723
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $56,491,199)		57,537,823
NET OTHER ASSETS (LIABILITIES) - 0.0%		6
NET ASSETS - 100%		$57,537,829

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$3,825,297	$567,940	$435,404	$512	$3,448,590
VIP Emerging Markets Portfolio Investor Class	2,763,005	971,826	319,344	1,726	2,949,047
VIP Equity-Income Portfolio Investor Class	4,017,342	617,007	359,700	3,151	3,616,407
VIP Growth & Income Portfolio Investor Class	4,574,085	559,333	452,680	1,329	4,130,758
VIP Growth Portfolio Investor Class	3,888,196	378,272	589,879	--	3,533,584
VIP High Income Portfolio Investor Class	2,472,873	79,542	223,055	6,197	2,301,682
VIP Investment Grade Bond Portfolio Investor Class	22,012,267	1,722,086	3,929,981	18,707	19,718,519
VIP Mid Cap Portfolio Investor Class	1,122,098	207,431	156,584	--	1,003,671
VIP Money Market Portfolio Investor Class	6,461,552	1,877,261	916,090	623	7,422,723
VIP Overseas Portfolio Investor Class	6,781,699	412,158	1,757,222	--	5,458,875
VIP Value Portfolio Investor Class	2,968,890	362,635	368,743	367	2,654,892
VIP Value Strategies Portfolio Investor Class	1,452,122	126,225	203,900	--	1,299,075
Total	$62,339,426	$7,881,716	$9,712,582	$32,612	$57,537,823

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $56,743,940. Net unrealized appreciation aggregated $793,883, of which $3,044,779 related to appreciated investment securities and $2,250,896 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom® 2030 Portfolio

September 30, 2015

1.822894.110
VIPIFF2030-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 59.4%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	440,077	$14,161,673
VIP Equity-Income Portfolio Investor Class (a)	732,257	14,850,175
VIP Growth & Income Portfolio Investor Class (a)	932,553	16,963,132
VIP Growth Portfolio Investor Class (a)	239,816	14,511,256
VIP Mid Cap Portfolio Investor Class (a)	129,681	4,118,653
VIP Value Portfolio Investor Class (a)	762,304	10,900,951
VIP Value Strategies Portfolio Investor Class (a)	375,234	5,332,072
TOTAL DOMESTIC EQUITY FUNDS
(Cost $74,660,503)		80,837,912

International Equity Funds - 25.3%
VIP Emerging Markets Portfolio Investor Class R (a)	1,292,177	10,104,821
VIP Overseas Portfolio Investor Class R (a)	1,332,585	24,426,286
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $35,963,546)		34,531,107

Bond Funds - 14.0%
VIP High Income Portfolio Investor Class (a)	1,019,059	5,533,488
VIP Investment Grade Bond Portfolio Investor Class (a)	1,062,332	13,480,991
TOTAL BOND FUNDS
(Cost $19,407,954)		19,014,479

Short-Term Funds - 1.3%
VIP Money Market Portfolio Investor Class 0.01% (a)(b)
(Cost $1,796,017)	1,796,017	1,796,017
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $131,828,020)		136,179,515
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$136,179,515

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$13,926,089	$2,793,127	$526,103	$1,901	$14,161,673
VIP Emerging Markets Portfolio Investor Class R	9,111,528	3,145,917	505,780	5,916	10,104,821
VIP Equity-Income Portfolio Investor Class	14,630,477	3,220,198	396,678	11,780	14,850,175
VIP Growth & Income Portfolio Investor Class	16,686,385	3,246,222	755,090	4,976	16,963,132
VIP Growth Portfolio Investor Class	14,179,513	1,799,670	825,735	-	14,511,256
VIP High Income Portfolio Investor Class	5,270,926	722,309	376,232	13,557	5,533,488
VIP Investment Grade Bond Portfolio Investor Class	12,220,075	3,993,435	2,657,110	10,720	13,480,991
VIP Mid Cap Portfolio Investor Class	4,104,227	883,499	201,729	-	4,118,653
VIP Money Market Portfolio Investor Class	6,530	2,015,553	226,066	99	1,796,017
VIP Overseas Portfolio Investor Class R	25,254,705	3,300,068	3,836,046	--	24,426,286
VIP Value Portfolio Investor Class	10,755,834	1,708,755	322,885	1,359	10,900,951
VIP Value Strategies Portfolio Investor Class	5,278,922	558,020	160,395	-	5,332,072
Total	$131,425,211	$27,386,773	$10,789,849	$50,308	$136,179,515

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $132,484,940. Net unrealized appreciation aggregated $3,694,575, of which $10,823,036 related to appreciated investment securities and $7,128,461 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Asset Manager: Growth Portfolio

September 30, 2015

1.808789.111
VIPAMG-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 43.9%
	Shares	Value
CONSUMER DISCRETIONARY - 10.1%
Auto Components - 0.1%
Delphi Automotive PLC	4,300	$326,972
Automobiles - 0.2%
General Motors Co.	13,200	396,264
Hotels, Restaurants & Leisure - 1.4%
Chipotle Mexican Grill, Inc. (a)	2,600	1,872,650
Fiesta Restaurant Group, Inc. (a)	9,400	426,478
Hilton Worldwide Holdings, Inc.	14,800	339,512
Papa John's International, Inc.	5,900	404,032
		3,042,672
Household Durables - 2.3%
Barratt Developments PLC	56,400	549,882
Bellway PLC	10,300	387,352
D.R. Horton, Inc.	45,500	1,335,880
KB Home (b)	64,900	879,395
Newell Rubbermaid, Inc.	5,800	230,318
PulteGroup, Inc.	58,300	1,100,121
Taylor Morrison Home Corp. (a)	11,200	208,992
Taylor Wimpey PLC	92,700	274,153
		4,966,093
Internet & Catalog Retail - 1.6%
Amazon.com, Inc. (a)	3,200	1,638,048
Priceline Group, Inc. (a)	1,200	1,484,232
Vipshop Holdings Ltd. ADR (a)	16,200	272,160
		3,394,440
Leisure Products - 0.1%
Vista Outdoor, Inc. (a)	6,800	302,124
Media - 1.0%
ITV PLC	144,800	538,854
Liberty Global PLC:
Class C (a)	6,900	283,038
LiLAC Class C (a)	240	8,218
Naspers Ltd. Class N	1,700	212,297
Time Warner, Inc.	13,600	935,000
Twenty-First Century Fox, Inc. Class B	5,800	157,006
		2,134,413
Multiline Retail - 0.2%
Burlington Stores, Inc. (a)	9,000	459,360
Specialty Retail - 1.9%
Cabela's, Inc. Class A (a)(b)	9,200	419,520
Home Depot, Inc.	12,700	1,466,723
Lowe's Companies, Inc.	21,500	1,481,780
TJX Companies, Inc.	9,200	657,064
		4,025,087
Textiles, Apparel & Luxury Goods - 1.3%
Kate Spade & Co. (a)	5,700	108,927
Michael Kors Holdings Ltd. (a)	46,259	1,953,980
Pandora A/S	4,600	536,650
VF Corp.	3,800	259,198
		2,858,755

TOTAL CONSUMER DISCRETIONARY		21,906,180

CONSUMER STAPLES - 1.6%
Beverages - 1.0%
Monster Beverage Corp. (a)	15,800	2,135,212
Food & Staples Retailing - 0.4%
CVS Health Corp.	8,400	810,432
Food Products - 0.0%
Blue Buffalo Pet Products, Inc. (a)	1,000	17,910
Tobacco - 0.2%
Imperial Tobacco Group PLC	8,455	436,533

TOTAL CONSUMER STAPLES		3,400,087

ENERGY - 0.8%
Energy Equipment & Services - 0.0%
Independence Contract Drilling, Inc. (a)	8,600	42,828
Oil, Gas & Consumable Fuels - 0.8%
Chevron Corp.	9,600	757,248
Cimarex Energy Co.	2,900	297,192
Continental Resources, Inc. (a)	6,400	185,408
EOG Resources, Inc.	3,700	269,360
GasLog Ltd.	13,000	125,060
		1,634,268

TOTAL ENERGY		1,677,096

FINANCIALS - 2.4%
Banks - 0.6%
Bank of America Corp.	93,000	1,448,940
Capital Markets - 1.1%
BlackRock, Inc. Class A	2,500	743,675
Morgan Stanley	24,000	756,000
The Blackstone Group LP	27,600	874,092
		2,373,767
Consumer Finance - 0.4%
Springleaf Holdings, Inc. (a)	18,700	817,564
Diversified Financial Services - 0.3%
McGraw Hill Financial, Inc.	7,900	683,350

TOTAL FINANCIALS		5,323,621

HEALTH CARE - 13.0%
Biotechnology - 8.9%
Acorda Therapeutics, Inc. (a)	15,300	405,603
Actelion Ltd.	5,283	670,539
Alexion Pharmaceuticals, Inc. (a)	13,800	2,158,182
Alnylam Pharmaceuticals, Inc. (a)	3,600	289,296
Amgen, Inc.	5,000	691,600
Amicus Therapeutics, Inc. (a)	14,000	195,860
ARIAD Pharmaceuticals, Inc. (a)	22,700	132,568
BioCryst Pharmaceuticals, Inc. (a)(b)	31,100	354,540
BioMarin Pharmaceutical, Inc. (a)	9,300	979,476
bluebird bio, Inc. (a)	300	25,665
Celgene Corp. (a)	28,100	3,039,577
Celldex Therapeutics, Inc. (a)(b)	7,800	82,212
Clovis Oncology, Inc. (a)	3,600	331,056
Dyax Corp. (a)	10,500	200,445
Genmab A/S (a)	7,800	714,310
Gilead Sciences, Inc.	27,700	2,719,863
Heron Therapeutics, Inc. (a)	3,700	90,280
Intercept Pharmaceuticals, Inc. (a)	4,630	767,932
Medivation, Inc. (a)	45,800	1,946,500
Medy-Tox, Inc.	470	169,041
Novavax, Inc. (a)	48,400	342,188
Puma Biotechnology, Inc. (a)	2,300	173,328
Regeneron Pharmaceuticals, Inc. (a)	1,100	511,654
TESARO, Inc. (a)	4,500	180,450
United Therapeutics Corp. (a)	5,000	656,200
Vertex Pharmaceuticals, Inc. (a)	13,000	1,353,820
vTv Therapeutics, Inc. Class A (a)	7,900	51,508
		19,233,693
Health Care Equipment & Supplies - 0.1%
Innocoll AG ADR (a)	18,700	237,116
Neovasc, Inc. (a)	14,200	70,148
		307,264
Health Care Providers & Services - 0.7%
Express Scripts Holding Co. (a)	12,800	1,036,288
HCA Holdings, Inc. (a)	4,900	379,064
		1,415,352
Pharmaceuticals - 3.3%
AbbVie, Inc.	10,700	582,187
Achaogen, Inc. (a)	4,100	23,616
Akorn, Inc. (a)	8,700	247,994
Allergan PLC (a)	7,300	1,984,213
Bristol-Myers Squibb Co.	15,700	929,440
Jazz Pharmaceuticals PLC (a)	6,000	796,860
Ocular Therapeutix, Inc. (a)	25,100	352,906
Pacira Pharmaceuticals, Inc. (a)	5,100	209,610
Relypsa, Inc. (a)	7,600	140,676
Shire PLC	1,100	75,198
Supernus Pharmaceuticals, Inc. (a)	7,400	103,822
Valeant Pharmaceuticals International, Inc. (Canada) (a)	9,500	1,695,691
		7,142,213

TOTAL HEALTH CARE		28,098,522

INDUSTRIALS - 5.2%
Aerospace & Defense - 1.5%
Huntington Ingalls Industries, Inc.	6,200	664,330
The Boeing Co.	18,500	2,422,575
TransDigm Group, Inc. (a)	1,200	254,892
		3,341,797
Airlines - 3.4%
American Airlines Group, Inc.	62,400	2,422,992
Delta Air Lines, Inc.	36,400	1,633,268
Southwest Airlines Co.	53,900	2,050,356
United Continental Holdings, Inc. (a)	23,400	1,241,370
		7,347,986
Construction & Engineering - 0.1%
Hyundai Industrial Development & Construction Co.	2,670	122,768
Professional Services - 0.2%
Robert Half International, Inc.	8,200	419,512

TOTAL INDUSTRIALS		11,232,063

INFORMATION TECHNOLOGY - 10.1%
Communications Equipment - 0.2%
Arista Networks, Inc. (a)(b)	6,000	367,140
Internet Software & Services - 3.5%
58.com, Inc. ADR (a)	8,300	390,515
Akamai Technologies, Inc. (a)	4,100	283,146
Alibaba Group Holding Ltd. sponsored ADR	18,600	1,096,842
Cornerstone OnDemand, Inc. (a)	8,300	273,900
Facebook, Inc. Class A (a)	24,280	2,182,772
Google, Inc. Class A (a)	3,400	2,170,458
Just Dial Ltd.	6,897	103,785
Tencent Holdings Ltd.	59,700	1,006,338
		7,507,756
IT Services - 1.9%
FleetCor Technologies, Inc. (a)	3,000	412,860
MasterCard, Inc. Class A	15,600	1,405,872
PayPal Holdings, Inc. (a)	4,700	145,888
Visa, Inc. Class A	31,400	2,187,324
		4,151,944
Semiconductors & Semiconductor Equipment - 1.5%
Avago Technologies Ltd.	6,100	762,561
NXP Semiconductors NV (a)	26,300	2,289,941
Qorvo, Inc. (a)	4,700	211,735
		3,264,237
Software - 1.0%
Adobe Systems, Inc. (a)	18,800	1,545,736
Fleetmatics Group PLC (a)	7,100	348,539
King Digital Entertainment PLC (b)	17,800	241,012
Mobileye NV (a)	2,900	131,892
		2,267,179
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	37,800	4,169,341
Nimble Storage, Inc. (a)	10,900	262,908
		4,432,249

TOTAL INFORMATION TECHNOLOGY		21,990,505

MATERIALS - 0.5%
Chemicals - 0.5%
CF Industries Holdings, Inc.	3,000	134,700
LyondellBasell Industries NV Class A	7,500	625,200
The Dow Chemical Co.	7,100	301,040
		1,060,940
UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Dynegy, Inc. (a)	17,000	351,390
TOTAL COMMON STOCKS
(Cost $75,057,817)		95,040,404
	Principal Amount	Value

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.05% 11/5/15 to 12/17/15 (c)
(Cost $599,967)	600,000	600,005
	Shares	Value

Fixed-Income Funds - 29.3%
Fidelity Emerging Markets Debt Central Fund (d)	115,914	$1,049,025
Fidelity Floating Rate Central Fund (d)	23,008	2,347,283
Fidelity High Income Central Fund 1 (d)	107,266	10,076,608
Fidelity Inflation-Protected Bond Index Central Fund (a)(d)	61,694	6,063,309
Fidelity VIP Investment Grade Central Fund (d)	418,551	43,855,751
TOTAL FIXED-INCOME FUNDS
(Cost $62,847,567)		63,391,976

Money Market Funds - 7.2%
Fidelity Cash Central Fund, 0.18%(e)	11,968,848	11,968,848
Fidelity Securities Lending Cash Central Fund, 0.20% (e)(f)	3,693,750	3,693,750
TOTAL MONEY MARKET FUNDS
(Cost $15,662,598)		15,662,598

Equity Funds - 17.0%
Domestic Equity Funds - 1.3%
Fidelity Commodity Strategy Central Fund (d)	62,838	415,990
Fidelity Real Estate Equity Central Fund (d)	25,217	2,418,854

TOTAL DOMESTIC EQUITY FUNDS		2,834,844

International Equity Funds - 15.7%
Fidelity Emerging Markets Equity Central Fund (d)	22,149	3,817,819
Fidelity International Equity Central Fund (d)	412,550	29,711,827
iShares MSCI Emerging Markets Index ETF (b)	13,129	430,369

TOTAL INTERNATIONAL EQUITY FUNDS		33,960,015

TOTAL EQUITY FUNDS
(Cost $39,320,529)		36,794,859
TOTAL INVESTMENT PORTFOLIO - 97.7%
(Cost $193,488,478)		211,489,842
NET OTHER ASSETS (LIABILITIES) - 2.3%		4,949,477
NET ASSETS - 100%		$216,439,319

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
100 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2015	$9,543,500	$(93,780)
205 Eurex Dow Jones Euro Stoxx 50 Index Contracts (Germany)	Dec. 2015	7,080,461	(89,521)
TOTAL FUTURES CONTRACTS		$16,623,961	$(183,301)

The face value of futures purchased as a percentage of Net Assets is 7.7%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $600,005.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,523
Fidelity Commodity Strategy Central Fund	315
Fidelity Emerging Markets Debt Central Fund	51,753
Fidelity Emerging Markets Equity Central Fund	28,642
Fidelity Floating Rate Central Fund	84,139
Fidelity High Income Central Fund 1	420,247
Fidelity Inflation-Protected Bond Index Central Fund	0
Fidelity International Equity Central Fund	925,399
Fidelity Real Estate Equity Central Fund	44,059
Fidelity Securities Lending Cash Central Fund	23,836
Fidelity VIP Investment Grade Central Fund	989,394
Total	$2,574,307

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$469,646	$64,040	$39,454	$415,990	0.1%
Fidelity Emerging Markets Debt Central Fund	1,006,297	157,962	65,758	1,049,025	1.0%
Fidelity Emerging Markets Equity Central Fund	5,838,089	2,122,799	3,849,570	3,817,819	1.6%
Fidelity Floating Rate Central Fund	1,838,697	916,303	346,275	2,347,283	0.1%
Fidelity High Income Central Fund 1	7,544,165	3,577,376	520,951	10,076,608	1.0%
Fidelity Inflation-Protected Bond Index Central Fund	2,563,837	3,705,471	195,963	6,063,309	1.0%
Fidelity International Equity Central Fund	38,168,699	6,149,225	11,922,873	29,711,827	1.4%
Fidelity Real Estate Equity Central Fund	1,461,046	1,314,761	154,985	2,418,854	1.0%
Fidelity VIP Investment Grade Central Fund	42,961,732	14,712,819	12,905,046	43,855,751	0.9%
Total	$101,852,208	$32,720,756	$30,000,875	$99,756,466

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$21,906,180	$21,906,180	$--	$--
Consumer Staples	3,400,087	3,400,087	--	--
Energy	1,677,096	1,677,096	--	--
Financials	5,323,621	5,323,621	--	--
Health Care	28,098,522	28,023,324	75,198	--
Industrials	11,232,063	11,232,063	--	--
Information Technology	21,990,505	20,880,382	1,110,123	--
Materials	1,060,940	1,060,940	--	--
Utilities	351,390	351,390	--	--
U.S. Government and Government Agency Obligations	600,005	--	600,005	--
Fixed-Income Funds	63,391,976	63,391,976	--	--
Money Market Funds	15,662,598	15,662,598	--	--
Equity Funds	36,794,859	36,794,859	--	--
Total Investments in Securities:	$211,489,842	$209,704,516	$1,785,326	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(183,301)	$(183,301)	$--	$--
Total Liabilities	$(183,301)	$(183,301)	$--	$--
Total Derivative Instruments:	$(183,301)	$(183,301)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $193,149,646. Net unrealized appreciation aggregated $18,340,196, of which $27,466,180 related to appreciated investment securities and $9,125,984 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2025 Portfolio

September 30, 2015

1.822350.110
VIPF2025-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 49.6%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	288,112	$9,317,528
VIP Equity-Income Portfolio Initial Class (a)	479,514	9,772,495
VIP Growth & Income Portfolio Initial Class (a)	611,360	11,163,435
VIP Growth Portfolio Initial Class (a)	157,193	9,544,755
VIP Mid Cap Portfolio Initial Class (a)	84,914	2,710,471
VIP Value Portfolio Initial Class (a)	500,766	7,170,967
VIP Value Strategies Portfolio Initial Class (a)	245,686	3,508,394
TOTAL DOMESTIC EQUITY FUNDS
(Cost $44,539,277)		53,188,045

International Equity Funds - 21.2%
VIP Emerging Markets Portfolio Initial Class (a)	894,812	7,033,225
VIP Overseas Portfolio Initial Class (a)	854,844	15,729,123
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $22,459,615)		22,762,348

Bond Funds - 26.9%
VIP High Income Portfolio Initial Class (a)	793,714	4,333,679
VIP Investment Grade Bond Portfolio Initial Class (a)	1,920,913	24,453,218
TOTAL BOND FUNDS
(Cost $29,185,511)		28,786,897

Short-Term Funds - 2.4%
VIP Money Market Portfolio Initial Class 0.01% (a)(b)
(Cost $2,537,558)	2,537,558	2,537,558
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $98,721,961)		107,274,848
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(83,922)
NET ASSETS - 100%		$107,190,926

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$9,448,520	$2,179,585	$981,684	$1,550	$9,317,528
VIP Emerging Markets Portfolio Initial Class	6,327,228	2,476,157	652,384	4,132	7,033,225
VIP Equity-Income Portfolio Initial Class	9,935,230	2,363,699	813,563	8,431	9,772,495
VIP Growth & Income Portfolio Initial Class	11,331,875	2,599,690	1,319,595	3,970	11,163,435
VIP Growth Portfolio Initial Class	9,660,133	1,538,715	1,260,261	--	9,544,755
VIP High Income Portfolio Initial Class	4,285,163	502,620	402,918	10,904	4,333,679
VIP Investment Grade Bond Portfolio Initial Class	22,727,235	6,645,170	4,756,360	19,842	24,453,218
VIP Mid Cap Portfolio Initial Class	2,750,969	639,180	239,822	--	2,710,471
VIP Money Market Portfolio Initial Class	1,343,742	1,402,932	209,116	503	2,537,558
VIP Overseas Portfolio Initial Class	17,140,652	3,072,065	4,407,064	--	15,729,123
VIP Value Portfolio Initial Class	7,290,067	1,392,679	703,927	930	7,170,967
VIP Value Strategies Portfolio Initial Class	3,565,679	451,273	295,017	--	3,508,394
Total	$105,806,493	$25,263,765	$16,041,711	$50,262	$107,274,848

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period.Security transactions are accounted for as of trade date.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $99,228,066. Net unrealized appreciation aggregated $8,046,782, of which $11,744,984 related to appreciated investment securities and $3,698,202 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2035 Portfolio

September 30, 2015

1.903281.106
VF-2035-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.9%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	71,906	$2,325,441
VIP Equity-Income Portfolio Initial Class (a)	119,791	2,441,344
VIP Growth & Income Portfolio Initial Class (a)	152,596	2,786,398
VIP Growth Portfolio Initial Class (a)	39,232	2,382,182
VIP Mid Cap Portfolio Initial Class (a)	21,232	677,729
VIP Value Portfolio Initial Class (a)	125,115	1,791,641
VIP Value Strategies Portfolio Initial Class (a)	61,252	874,683
TOTAL DOMESTIC EQUITY FUNDS
(Cost $13,850,492)		13,279,418

International Equity Funds - 27.8%
VIP Emerging Markets Portfolio Initial Class (a)	206,886	1,626,121
VIP Overseas Portfolio Initial Class (a)	220,545	4,058,028
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $6,131,321)		5,684,149

Bond Funds - 6.0%
VIP High Income Portfolio Initial Class (a)	152,666	833,556
VIP Investment Grade Bond Portfolio Initial Class (a)	31,929	406,451
TOTAL BOND FUNDS
(Cost $1,280,965)		1,240,007

Short-Term Funds - 1.3%
VIP Money Market Portfolio Initial Class 0.01% (a)(b)
(Cost $261,364)	261,364	261,364
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $21,524,142)		20,464,938
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,828)
NET ASSETS - 100%		$20,461,110

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$1,725,497	$1,096,335	$199,729	$291	$2,325,441
VIP Emerging Markets Portfolio Initial Class	1,116,750	939,998	181,949	764	1,626,121
VIP Equity-Income Portfolio Initial Class	1,814,775	1,222,346	222,366	1,583	2,441,344
VIP Growth & Income Portfolio Initial Class	2,070,946	1,295,883	247,193	742	2,786,398
VIP Growth Portfolio Initial Class	1,768,000	985,209	259,192	-	2,382,182
VIP High Income Portfolio Initial Class	588,751	387,470	126,250	1,556	833,556
VIP Investment Grade Bond Portfolio Initial Class	473,109	233,356	299,459	426	406,451
VIP Mid Cap Portfolio Initial Class	503,509	324,925	54,958	-	677,729
VIP Money Market Portfolio Initial Class	--	302,373	41,009	43	261,364
VIP Overseas Portfolio Initial Class	3,172,445	1,678,378	685,430	--	4,058,028
VIP Value Portfolio Initial Class	1,331,887	806,546	160,574	174	1,791,641
VIP Value Strategies Portfolio Initial Class	650,424	365,583	80,709	-	874,683
Total	$15,216,093	$9,638,402	$2,558,818	$5,579	$20,464,938

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $21,589,881. Net unrealized depreciation aggregated $1,124,943, of which $458,951, related to appreciated investment securities and $1,583,894 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom® 2015 Portfolio

September 30, 2015

1.822893.110
VIPIFF2015-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 40.1%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	207,434	$6,675,224
VIP Equity-Income Portfolio Investor Class (a)	345,169	7,000,025
VIP Growth & Income Portfolio Investor Class (a)	439,567	7,995,724
VIP Growth Portfolio Investor Class (a)	113,035	6,839,771
VIP Mid Cap Portfolio Investor Class (a)	61,156	1,942,301
VIP Value Portfolio Investor Class (a)	359,352	5,138,727
VIP Value Strategies Portfolio Investor Class (a)	176,928	2,514,151
TOTAL DOMESTIC EQUITY FUNDS
(Cost $33,671,925)		38,105,923

International Equity Funds - 17.1%
VIP Emerging Markets Portfolio Investor Class R (a)	687,985	5,380,041
VIP Overseas Portfolio Investor Class R (a)	595,475	10,915,061
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $17,040,906)		16,295,102

Bond Funds - 34.9%
VIP High Income Portfolio Investor Class (a)	702,949	3,817,014
VIP Investment Grade Bond Portfolio Investor Class (a)	2,310,317	29,317,920
TOTAL BOND FUNDS
(Cost $33,187,602)		33,134,934

Short-Term Funds - 7.9%
VIP Money Market Portfolio Investor Class 0.01% (a)(b)
(Cost $7,554,049)	7,554,049	7,554,049
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $91,454,482)		95,090,008
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$95,090,008

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$7,162,928	$1,078,255	$588,591	$966	$6,675,224
VIP Emerging Markets Portfolio Investor Class R	5,011,900	1,847,368	631,181	3,229	5,380,041
VIP Equity-Income Portfolio Investor Class	7,543,694	1,294,743	580,288	5,988	7,000,025
VIP Growth & Income Portfolio Investor Class	8,604,648	1,300,791	853,365	2,542	7,995,724
VIP Growth Portfolio Investor Class	7,324,301	656,982	853,890	--	6,839,771
VIP High Income Portfolio Investor Class	4,031,513	172,468	339,292	10,134	3,817,014
VIP Investment Grade Bond Portfolio Investor Class	32,689,592	3,591,008	6,837,010	27,696	29,317,920
VIP Mid Cap Portfolio Investor Class	2,098,701	363,755	197,495	--	1,942,301
VIP Money Market Portfolio Investor Class	6,075,547	2,279,190	800,688	615	7,554,049
VIP Overseas Portfolio Investor Class R	12,944,925	1,382,139	3,413,318	--	10,915,061
VIP Value Portfolio Investor Class	5,538,000	632,234	439,608	693	5,138,727
VIP Value Strategies Portfolio Investor Class	2,714,092	197,438	250,740	--	2,514,151
Total	$101,739,841	$14,796,371	$15,785,466	$51,863	$95,090,008

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $91,894,592. Net unrealized appreciation aggregated $3,195,416, of which $6,647,054 related to appreciated investment securities and $3,451,638 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom Lifetime Income II Portfolio

September 30, 2015

1.822345.110
VIPFLI-II-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 33.3%
	Shares	Value
Domestic Equity Funds - 33.3%
VIP Contrafund Portfolio Investor Class (a)	52,411	$1,686,581
VIP Equity-Income Portfolio Investor Class (a)	87,213	1,768,689
VIP Growth & Income Portfolio Investor Class (a)	111,065	2,020,271
VIP Growth Portfolio Investor Class (a)	28,559	1,728,131
VIP Mid Cap Portfolio Investor Class (a)	15,450	490,682
VIP Value Portfolio Investor Class (a)	90,795	1,298,365
VIP Value Strategies Portfolio Investor Class (a)	44,699	635,177
TOTAL DOMESTIC EQUITY FUNDS
(Cost $8,997,007)		9,627,896

International Equity Funds - 12.1%
Developed International Equity Funds - 9.6%
VIP Overseas Portfolio Investor Class R (a)	152,253	2,790,804
Emerging Markets Equity Funds - 2.5%
VIP Emerging Markets Portfolio Investor Class R (a)	90,827	710,266
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,802,247)		3,501,070

Bond Funds - 44.5%
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Investor Class (a)	266,037	1,444,582
Investment Grade Bond Funds - 39.5%
VIP Investment Grade Bond Portfolio Investor Class (a)	901,221	11,436,489
TOTAL BOND FUNDS
(Cost $13,033,298)		12,881,071

Short-Term Funds - 10.1%
VIP Money Market Portfolio Investor Class 0.01% (a)(b)
(Cost $2,917,061)	2,917,061	2,917,061
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $28,749,613)		28,927,098
NET OTHER ASSETS (LIABILITIES) - 0.0%		2
NET ASSETS - 100%		$28,927,100

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$1,737,205	$308,808	$121,295	$232	$1,686,581
VIP Emerging Markets Portfolio Investor Class R	733,722	133,753	53,104	470	710,266
VIP Equity-Income Portfolio Investor Class	1,828,256	335,678	89,218	1,430	1,768,689
VIP Growth & Income Portfolio Investor Class	2,087,777	327,842	137,031	606	2,020,271
VIP Growth Portfolio Investor Class	1,752,802	197,387	149,820	--	1,728,131
VIP High Income Portfolio Investor Class	1,482,419	65,345	84,845	3,724	1,444,582
VIP Investment Grade Bond Portfolio Investor Class	11,646,708	1,275,506	1,431,487	9,982	11,436,489
VIP Mid Cap Portfolio Investor Class	509,713	101,543	41,701	--	490,682
VIP Money Market Portfolio Investor Class	2,881,189	252,148	216,276	252	2,917,061
VIP Overseas Portfolio Investor Class R	2,859,019	327,751	362,357	--	2,790,804
VIP Value Portfolio Investor Class	1,351,302	202,849	111,435	166	1,298,365
VIP Value Strategies Portfolio Investor Class	660,889	66,545	54,921	--	635,177
Total	$29,531,001	$3,595,155	$2,853,490	$16,862	$28,927,098

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $28,875,209. Net unrealized appreciation aggregated $51,889, of which $1,226,583 related to appreciated investment securities and $1,174,694 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

FundsManager 50% Portfolio

September 30, 2015

1.837320.109
VF50-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 53.1%
	Shares	Value
Domestic Equity Funds - 36.0%
Fidelity Air Transportation Portfolio (a)	136,780	$8,996,014
Fidelity Automotive Portfolio (a)	202,352	8,235,712
Fidelity Banking Portfolio (a)	2,855,170	72,207,242
Fidelity Blue Chip Growth Fund (a)	1,526,984	98,353,033
Fidelity Blue Chip Value Fund (a)	2,597,387	39,324,437
Fidelity Brokerage and Investment Management Portfolio (a)	435,614	28,092,761
Fidelity Chemicals Portfolio (a)	216,235	25,991,450
Fidelity Communications Equipment Portfolio (a)	299,126	8,435,350
Fidelity Computers Portfolio (a)	686,051	47,756,011
Fidelity Construction and Housing Portfolio (a)	663,470	37,446,270
Fidelity Consumer Discretionary Portfolio (a)	4,918,549	162,017,019
Fidelity Consumer Finance Portfolio (a)	290,991	3,718,870
Fidelity Consumer Staples Portfolio (a)	1,558,229	138,682,424
Fidelity Contrafund (a)	554,140	53,845,770
Fidelity Defense and Aerospace Portfolio (a)	119,994	12,894,507
Fidelity Dividend Growth Fund (a)	5,618	161,846
Fidelity Electronics Portfolio (a)	336,921	24,716,528
Fidelity Energy Portfolio (a)	2,091,838	75,389,827
Fidelity Energy Service Portfolio (a)	287,457	12,260,048
Fidelity Financial Services Portfolio (a)	1,808,766	147,323,969
Fidelity Global Commodity Stock Fund (a)	4,693	43,549
Fidelity Gold Portfolio (a)(b)	5,877	79,106
Fidelity Growth Company Fund (a)	1,456	189,027
Fidelity Health Care Portfolio (a)	773,969	157,433,125
Fidelity Industrial Equipment Portfolio (a)	552,324	18,353,739
Fidelity Industrials Portfolio (a)	3,569,763	101,631,166
Fidelity Insurance Portfolio (a)	789,992	51,957,781
Fidelity IT Services Portfolio (a)	1,104,994	42,343,360
Fidelity Large Cap Stock Fund (a)	1,523,025	38,882,823
Fidelity Leisure Portfolio (a)	20,659	2,744,338
Fidelity Low-Priced Stock Fund (a)	860,365	40,755,513
Fidelity Magellan Fund (a)	143	12,320
Fidelity Materials Portfolio (a)	26,126	1,717,231
Fidelity Medical Delivery Portfolio (a)	249,911	20,970,024
Fidelity Medical Equipment and Systems Portfolio (a)	801,440	27,465,334
Fidelity Mega Cap Stock Fund (a)	2,402,379	35,891,541
Fidelity Mid Cap Value Fund (a)	2,261,590	51,044,076
Fidelity Multimedia Portfolio (a)	227,354	16,981,070
Fidelity Nasdaq Composite Index Fund (a)	10,691	654,836
Fidelity OTC Portfolio (a)	101,890	7,561,231
Fidelity Pharmaceuticals Portfolio (a)	1,602,318	33,552,531
Fidelity Real Estate Investment Portfolio (a)	673,124	25,565,256
Fidelity Retailing Portfolio (a)	288,845	28,197,020
Fidelity Series Commodity Strategy Fund (a)(b)	1,089	5,959
Fidelity Small Cap Growth Fund (a)	5,641	103,293
Fidelity Small Cap Stock Fund (a)	707,281	12,278,402
Fidelity Small Cap Value Fund (a)	12,055	201,082
Fidelity Software and Computer Services Portfolio (a)	321,981	35,733,438
Fidelity Stock Selector Large Cap Value Fund (a)	3,896,126	61,519,827
Fidelity Technology Portfolio (a)	1,336,439	146,580,682
Fidelity Telecommunications Portfolio (a)	747,778	42,832,731
Fidelity Transportation Portfolio (a)	96,907	7,691,488
Fidelity Utilities Portfolio (a)	236,005	15,474,861
Fidelity Value Discovery Fund (a)	1,600,876	35,539,438
Spartan 500 Index Fund Investor Class (a)	3,064	208,408

TOTAL DOMESTIC EQUITY FUNDS		2,068,044,694

International Equity Funds - 17.1%
Fidelity China Region Fund (a)	408,015	10,979,687
Fidelity Diversified International Fund (a)	10,227,088	346,493,751
Fidelity Emerging Asia Fund (a)	1,543,784	44,738,869
Fidelity Emerging Markets Fund (a)	222,617	4,666,057
Fidelity Europe Fund (a)	2,929,394	103,202,548
Fidelity International Capital Appreciation Fund (a)	78,074	1,247,629
Fidelity International Discovery Fund (a)	2,401,133	91,291,076
Fidelity International Real Estate Fund (a)	15,755	155,816
Fidelity International Small Cap Fund (a)	855,934	19,138,679
Fidelity International Small Cap Opportunities Fund(a)	1,991,832	28,702,302
Fidelity International Value Fund (a)	527,334	4,129,027
Fidelity Japan Fund (a)	4,199,435	45,899,829
Fidelity Japan Smaller Companies Fund (a)	2,611,546	34,211,255
Fidelity Nordic Fund (a)(b)	371,784	16,094,543
Fidelity Overseas Fund (a)	3,867,326	151,676,512
Fidelity Pacific Basin Fund (a)	311,886	7,834,568
Spartan International Index Fund Investor Class (a)	2,120,208	75,373,391

TOTAL INTERNATIONAL EQUITY FUNDS		985,835,539

TOTAL EQUITY FUNDS
(Cost $3,002,817,816)		3,053,880,233

Fixed-Income Funds - 38.2%
Fixed-Income Funds - 38.2%
Fidelity Floating Rate High Income Fund (a)	3,475,958	32,743,524
Fidelity Focused High Income Fund (a)	57,550	468,459
Fidelity High Income Fund (a)	587,402	4,869,564
Fidelity New Markets Income Fund (a)	1,375,482	19,985,747
Fidelity Real Estate Income Fund (a)	1,424,696	16,070,571
Spartan Long-Term Treasury Bond Index Fund Investor Class (a)	10,067,904	131,587,499
Spartan U.S. Bond Index Fund Investor Class (a)	170,589,691	1,987,369,901
TOTAL FIXED-INCOME FUNDS
(Cost $2,184,043,325)		2,193,095,265

Money Market Funds - 8.7%
Fidelity Institutional Prime Money Market Portfolio Class I 0.10%(a)(c)	487,886,963	487,886,963
Fidelity Select Money Market Portfolio 0.02% (a)(c)	10,217,683	10,217,683
TOTAL MONEY MARKET FUNDS
(Cost $498,104,646)		498,104,646
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $5,684,965,787)		5,745,080,144
NET OTHER ASSETS (LIABILITIES) - 0.0%		(966,771)
NET ASSETS - 100%		$5,744,113,373

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Air Transportation Portfolio	$14,033,803	$67,783	$3,800,000	$6,384	$8,996,014
Fidelity Automotive Portfolio	13,663,848	654,093	4,764,754	17,845	8,235,712
Fidelity Banking Portfolio	58,443,279	19,927,522	1,226,644	94,009	72,207,242
Fidelity Biotechnology Portfolio	82,496	--	99,515	--	--
Fidelity Blue Chip Growth Fund	78,911,099	45,175,089	17,514,328	37,347	98,353,033
Fidelity Blue Chip Value Fund	14,525,539	27,592,974	--	441,466	39,324,437
Fidelity Brokerage and Investment Management Portfolio	64,640,744	559,564	30,190,000	78,715	28,092,761
Fidelity Canada Fund	159,869	--	154,550	--	--
Fidelity Chemicals Portfolio	46,192,682	5,623,143	19,358,631	100,688	25,991,450
Fidelity China Region Fund	1,563,244	11,396,459	--	--	10,979,687
Fidelity Communications Equipment Portfolio	12,253,053	41,980	2,700,000	3,816	8,435,350
Fidelity Computers Portfolio	89,364,757	5,187,576	35,388,045	86,908	47,756,011
Fidelity Construction and Housing Portfolio	30,118,536	7,394,321	--	14,180	37,446,270
Fidelity Consumer Discretionary Portfolio	147,770,012	24,526,149	6,103,701	134,796	162,017,019
Fidelity Consumer Finance Portfolio	6,618,628	263,420	2,750,000	1,691	3,718,870
Fidelity Consumer Staples Portfolio	170,760,736	23,785,686	42,998,871	323,041	138,682,424
Fidelity Contrafund	--	54,902,757	--	--	53,845,770
Fidelity Defense and Aerospace Portfolio	--	15,092,617	--	14,523	12,894,507
Fidelity Diversified International Fund	243,174,845	176,181,233	62,020,387	--	346,493,751
Fidelity Dividend Growth Fund	173,358	12,724	--	1,385	161,846
Fidelity Electronics Portfolio	43,560,401	9,700,114	22,604,629	29,218	24,716,528
Fidelity Emerging Asia Fund	34,128,365	20,810,804	2,292,858	--	44,738,869
Fidelity Emerging Markets Fund	49,977,814	--	38,894,118	--	4,666,057
Fidelity Energy Portfolio	56,470,073	37,094,844	331,556	29,003	75,389,827
Fidelity Energy Service Portfolio	25,298,308	16,400,823	22,475,391	--	12,260,048
Fidelity Equity Dividend Income Fund	14,973	47	15,245	--	--
Fidelity Europe Fund	86,588,307	18,447,970	72,806	--	103,202,548
Fidelity Financial Services Portfolio	164,157,468	10,828,382	13,361,595	--	147,323,969
Fidelity Floating Rate High Income Fund	32,985,781	939,183	483,451	939,183	32,743,524
Fidelity Focused High Income Fund	475,761	16,323	--	16,323	468,459
Fidelity Global Commodity Stock Fund	58,425	--	--	--	43,549
Fidelity Gold Portfolio	96,620	--	--	--	79,106
Fidelity Growth & Income Portfolio	410,936	--	420,594	--	--
Fidelity Growth Company Fund	191,703	304	--	--	189,027
Fidelity Health Care Portfolio	212,656,686	17,811,927	64,481,418	--	157,433,125
Fidelity High Income Fund	5,018,573	207,687	--	207,687	4,869,564
Fidelity Industrial Equipment Portfolio	20,318,885	1,031,006	577,955	36,836	18,353,739
Fidelity Industrials Portfolio	86,134,465	27,814,616	500,000	69,171	101,631,166
Fidelity Institutional Prime Money Market Portfolio Class I	283,685,008	331,367,743	127,165,789	198,728	487,886,963
Fidelity Insurance Portfolio	34,576,188	19,669,396	--	55,842	51,957,781
Fidelity International Capital Appreciation Fund	24,188,068	--	24,396,015	--	1,247,629
Fidelity International Discovery Fund	121,990,274	2,006,860	35,582,043	--	91,291,076
Fidelity International Growth Fund	5,310,374	--	5,770,392	--	--
Fidelity International Real Estate Fund	155,686	3,842	--	1,983	155,816
Fidelity International Small Cap Fund	--	20,225,026	--	--	19,138,679
Fidelity International Small Cap Opportunities Fund	19,885,917	13,309,952	4,627,276	--	28,702,302
Fidelity International Value Fund	9,647,238	--	5,800,000	--	4,129,027
Fidelity IT Services Portfolio	329,674	43,089,345	--	--	42,343,360
Fidelity Japan Fund	1,995,876	49,588,275	--	--	45,899,829
Fidelity Japan Smaller Companies Fund	11,620,635	23,311,830	--	--	34,211,255
Fidelity Large Cap Stock Fund	74,766,544	13,175,644	43,452,299	182,306	38,882,823
Fidelity Latin America Fund	16,892	--	16,523	--	--
Fidelity Leisure Portfolio	2,691,760	49,705	--	3,553	2,744,338
Fidelity Leveraged Company Stock Fund	35,357	--	36,839	--	--
Fidelity Low-Priced Stock Fund	56,651	41,762,479	58,240	89,207	40,755,513
Fidelity Magellan Fund	12,823	424	--	25	12,320
Fidelity Materials Portfolio	--	1,816,629	--	--	1,717,231
Fidelity Medical Delivery Portfolio	13,871,130	7,257,229	--	--	20,970,024
Fidelity Medical Equipment and Systems Portfolio	7,281,737	23,804,981	--	--	27,465,334
Fidelity Mega Cap Stock Fund	69,191,067	1,116,863	30,300,000	360,833	35,891,541
Fidelity Mid Cap Value Fund	38,929,241	32,848,982	16,799,987	7,044	51,044,076
Fidelity Multimedia Portfolio	28,241,741	468,463	10,111,710	5,341	16,981,070
Fidelity Nasdaq Composite Index Fund	666,382	--	--	--	654,836
Fidelity Natural Gas Portfolio	7,534,067	4,207	6,960,206	4,207	--
Fidelity New Markets Income Fund	30,832,217	1,254,483	11,056,033	1,027,655	19,985,747
Fidelity Nordic Fund	15,834,294	--	--	--	16,094,543
Fidelity OTC Portfolio	30,615,644	2,357,298	26,033,712	--	7,561,231
Fidelity Overseas Fund	55,283,244	99,353,351	--	--	151,676,512
Fidelity Pacific Basin Fund	9,473,038	2,600,000	3,600,000	--	7,834,568
Fidelity Pharmaceuticals Portfolio	35,366,779	5,072,141	6,000,000	50,291	33,552,531
Fidelity Real Estate Income Fund	16,098,595	514,443	--	372,013	16,070,571
Fidelity Real Estate Investment Portfolio	23,039,479	17,984,925	12,100,019	213,565	25,565,256
Fidelity Retailing Portfolio	18,653,269	7,794,009	--	25,975	28,197,020
Fidelity Select Money Market Portfolio	10,216,688	995	--	995	10,217,683
Fidelity Series Commodity Strategy Fund	7,114	--	--	--	5,959
Fidelity Small Cap Discovery Fund	1,045,800	--	1,061,440	--	--
Fidelity Small Cap Growth Fund	99,836	4,257	--	--	103,293
Fidelity Small Cap Stock Fund	198,606	13,502,542	--	17,225	12,278,402
Fidelity Small Cap Value Fund	208,583	17,685	--	1,212	201,082
Fidelity Software and Computer Services Portfolio	39,346,810	22,247,083	23,000,000	--	35,733,438
Fidelity Stock Selector Large Cap Value Fund	76,688,321	11,967,411	22,218,359	12,700	61,519,827
Fidelity Technology Portfolio	150,983,688	15,930,632	12,949,125	--	146,580,682
Fidelity Telecom and Utilities Fund	245,314	--	242,671	--	--
Fidelity Telecommunications Portfolio	6,830,467	44,313,886	7,048,970	--	42,832,731
Fidelity Transportation Portfolio	26,227,422	163,030	15,455,114	21,121	7,691,488
Fidelity Utilities Portfolio	30,036,219	7,410,567	19,381,339	64,192	15,474,861
Fidelity Value Discovery Fund	37,825,016	8,385,860	7,000,000	438,318	35,539,438
Spartan 500 Index Fund Investor Class	220,166	3,097	--	2,274	208,408
Spartan International Index Fund Investor Class	118,139,257	187,233	40,350,000	--	75,373,391
Spartan Long-Term Treasury Bond Index Fund Investor Class	35,124,499	103,084,732	830,664	2,023,984	131,587,499
Spartan U.S. Bond Index Fund Investor Class	1,839,149,413	254,527,334	92,981,461	32,280,283	1,987,369,901
Total	$5,175,464,180	$1,823,043,989	$1,007,967,268	$40,145,087	$5,745,080,144

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $5,687,789,629. Net unrealized appreciation aggregated $57,290,515, of which $238,298,568 related to appreciated investment securities and $181,008,053 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Strategic Income Portfolio

September 30, 2015

1.808796.111
VIPSI-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 43.1%
		Principal Amount(a)	Value
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Exide Technologies 7% 4/30/25 pay-in-kind		$484,814	$305,433
Nonconvertible Bonds - 43.1%
CONSUMER DISCRETIONARY - 7.1%
Auto Components - 0.6%
Affinia Group, Inc. 7.75% 5/1/21		110,000	115,500
Dana Holding Corp.:
5.375% 9/15/21		380,000	374,300
6% 9/15/23		380,000	382,850
Delphi Automotive PLC 1.5% 3/10/25	EUR	450,000	460,089
Delphi Corp. 5% 2/15/23		953,000	986,355
Exide Technologies 11% 4/30/20		465,671	386,507
International Automotive Components Group SA 9.125% 6/1/18 (b)		495,000	502,425
Lear Corp. 4.75% 1/15/23		665,000	651,700
Schaeffler Holding Finance BV:
6.25% 11/15/19 pay-in-kind (b)(c)		375,000	397,500
6.75% 11/15/22 pay-in-kind (b)(c)		495,000	533,363
Tenedora Nemak SA de CV 5.5% 2/28/23 (b)		840,000	823,200
Tenneco, Inc. 6.875% 12/15/20		545,000	564,756
Tupy Overseas SA 6.625% 7/17/24 (b)		400,000	352,000
			6,530,545
Automobiles - 0.0%
General Motors Financial Co., Inc. 4.25% 5/15/23		270,000	264,000
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (b)		160,000	156,800
LKQ Corp. 4.75% 5/15/23		115,000	110,688
			267,488
Diversified Consumer Services - 0.2%
Laureate Education, Inc. 10% 9/1/19 (b)(c)		2,490,000	1,954,650
Hotels, Restaurants & Leisure - 1.0%
24 Hour Holdings III LLC 8% 6/1/22 (b)		220,000	169,400
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (b)	BRL	3,450,000	764,926
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22		3,605,000	2,820,913
Choice Hotels International, Inc. 5.75% 7/1/22		145,000	154,788
FelCor Lodging LP:
5.625% 3/1/23		440,000	448,800
6% 6/1/25		1,145,000	1,145,000
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18		210,000	211,575
4.875% 11/1/20		545,000	551,813
5.375% 11/1/23		430,000	436,450
Landry's Acquisition Co. 9.375% 5/1/20 (b)		95,000	101,413
LTF Merger Sub, Inc. 8.5% 6/15/23 (b)		580,000	548,100
Mohegan Tribal Gaming Authority 11% 9/15/18 pay-in-kind (b)(c)		45,000	45,000
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (b)		100,000	98,500
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20		580,000	551,000
11% 10/1/21		1,455,000	1,327,688
Playa Resorts Holding BV 8% 8/15/20 (b)		1,640,000	1,656,400
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/21		460,000	460,000
Six Flags Entertainment Corp. 5.25% 1/15/21 (b)		785,000	785,000
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 3/31/15 (b)(d)		24,461	0
			12,276,766
Household Durables - 0.9%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)		335,000	319,088
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (b)		740,000	730,750
Calatlantic Group, Inc.:
8.375% 5/15/18		220,000	247,500
8.375% 1/15/21		420,000	493,500
D.R. Horton, Inc.:
4.375% 9/15/22		565,000	560,763
4.75% 2/15/23		465,000	467,325
5.75% 8/15/23		255,000	276,038
Lennar Corp. 4.5% 11/15/19		425,000	428,613
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		2,555,000	2,580,550
6.875% 2/15/21		565,000	584,832
8.25% 2/15/21 (c)		625,000	623,438
9.875% 8/15/19		121,000	125,235
Springs Industries, Inc. 6.25% 6/1/21		160,000	158,400
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)		435,000	435,000
Tempur Sealy International, Inc. 6.875% 12/15/20		210,000	222,075
Toll Brothers Finance Corp.:
4.375% 4/15/23		1,106,000	1,086,645
5.875% 2/15/22		565,000	605,963
TRI Pointe Homes, Inc.:
4.375% 6/15/19		320,000	313,600
5.875% 6/15/24		780,000	764,400
William Lyon Homes, Inc. 8.5% 11/15/20		250,000	268,125
			11,291,840
Internet & Catalog Retail - 0.2%
Netflix, Inc.:
5.375% 2/1/21 (b)		420,000	435,750
5.875% 2/15/25 (b)		845,000	868,238
Priceline Group, Inc. 1.8% 3/3/27	EUR	850,000	824,503
Zayo Group LLC/Zayo Capital, Inc. 6% 4/1/23 (b)		580,000	562,600
			2,691,091
Media - 3.9%
Altice SA:
5.375% 7/15/23 (b)		1,000,000	960,000
7.625% 2/15/25 (b)		1,585,000	1,399,753
7.75% 5/15/22 (b)		3,275,000	2,980,250
AMC Entertainment, Inc. 5.75% 6/15/25		870,000	846,075
AMC Networks, Inc. 4.75% 12/15/22		320,000	301,600
British Sky Broadcasting Group PLC 1.5% 9/15/21 (Reg. S)	EUR	1,000,000	1,094,116
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22		115,000	114,856
5.625% 2/15/24		1,625,000	1,647,344
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		1,565,000	1,443,713
5.125% 5/1/23 (b)		720,000	663,768
5.375% 5/1/25 (b)		720,000	656,100
5.75% 9/1/23		500,000	479,375
5.75% 1/15/24		555,000	530,025
6.625% 1/31/22		345,000	347,588
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (b)		1,490,000	1,312,131
Cinemark U.S.A., Inc.:
4.875% 6/1/23		525,000	501,375
5.125% 12/15/22		155,000	151,900
Clear Channel Communications, Inc. 14% 2/1/21 pay-in-kind (c)		571,975	235,137
Comcast Corp. 5.5% 11/23/29	GBP	750,000	1,385,782
DISH DBS Corp.:
5% 3/15/23		1,481,000	1,240,338
5.125% 5/1/20		50,000	46,875
5.875% 7/15/22		1,595,000	1,411,575
DreamWorks Animation SKG, Inc. 6.875% 8/15/20 (b)		245,000	237,650
Gannett Co., Inc.:
4.875% 9/15/21 (b)		410,000	401,800
5.5% 9/15/24 (b)		410,000	398,725
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (b)		590,000	513,300
4.875% 4/11/22 (b)		250,000	241,250
Liberty Media Corp.:
8.25% 2/1/30		1,845,000	1,900,350
8.5% 7/15/29		545,000	558,625
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (c)		1,560,000	1,704,300
MDC Partners, Inc. 6.75% 4/1/20 (b)		595,000	587,563
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (b)(c)		1,140,000	1,134,300
Myriad International Holding BV 6% 7/18/20 (b)		220,000	235,215
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (b)		295,000	285,781
Numericable Group SA:
4.875% 5/15/19 (b)		820,000	793,350
6% 5/15/22 (b)		6,120,000	5,898,150
6.25% 5/15/24 (b)		6,405,000	6,164,813
Quebecor Media, Inc. 5.75% 1/15/23		790,000	778,150
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (b)		315,000	325,238
Sinclair Television Group, Inc. 5.375% 4/1/21		520,000	508,300
Sirius XM Radio, Inc.:
4.25% 5/15/20 (b)		650,000	635,375
4.625% 5/15/23 (b)		260,000	243,100
5.25% 8/15/22 (b)		750,000	778,125
5.375% 4/15/25 (b)		620,000	592,100
Starz LLC/Starz Finance Corp. 5% 9/15/19		440,000	437,800
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		1,000,000	880,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (b)		575,000	574,281
VTR Finance BV 6.875% 1/15/24 (b)		830,000	753,225
Wave Holdco LLC/Wave Holdco Corp. 9% 7/15/19 pay-in-kind (b)(c)		120,000	114,750
WMG Acquisition Corp. 5.625% 4/15/22 (b)		115,000	112,125
			47,537,417
Specialty Retail - 0.2%
CST Brands, Inc. 5% 5/1/23		140,000	138,950
Jaguar Land Rover PLC 4.25% 11/15/19 (b)		565,000	550,875
L Brands, Inc. 5.625% 10/15/23		520,000	552,500
L Brands, Inc. 5.625% 2/15/22		685,000	724,388
Sally Holdings LLC 6.875% 11/15/19		325,000	337,188
Sonic Automotive, Inc. 5% 5/15/23		85,000	81,388
			2,385,289
Textiles, Apparel & Luxury Goods - 0.1%
AVINTIV Specialty Materials, Inc.:
6.875% 6/1/19		215,000	228,029
7.75% 2/1/19		73,000	75,829
PVH Corp. 4.5% 12/15/22		1,137,000	1,100,048
			1,403,906
TOTAL CONSUMER DISCRETIONARY			86,602,992
CONSUMER STAPLES - 2.1%
Beverages - 0.1%
Constellation Brands, Inc.:
3.875% 11/15/19		415,000	423,300
4.75% 11/15/24		560,000	565,600
JB y Co. SA de CV 3.75% 5/13/25 (b)		250,000	239,993
			1,228,893
Food & Staples Retailing - 0.7%
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (b)(c)		790,000	711,000
9.25% 2/15/19 (b)		1,160,000	1,171,600
ESAL GmbH 6.25% 2/5/23 (b)		1,705,000	1,568,600
Hearthside Group Holdings LLC/Hearthside Finance, Inc. 6.5% 5/1/22 (b)		155,000	143,375
Minerva Luxembourg SA 7.75% 1/31/23 (Reg. S)		490,000	428,750
Rite Aid Corp.:
6.125% 4/1/23 (b)		1,155,000	1,146,338
6.75% 6/15/21		1,470,000	1,506,750
9.25% 3/15/20		360,000	382,500
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (b)		152,000	161,120
Tops Holding LLC / Tops Markets II Corp. 8% 6/15/22 (b)		580,000	580,000
			7,800,033
Food Products - 0.9%
B&G Foods, Inc. 4.625% 6/1/21		565,000	543,813
Barry Callebaut Services NV 5.5% 6/15/23 (b)		635,000	671,507
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (b)		590,000	613,600
Gruma S.A.B. de CV 4.875% 12/1/24 (b)		275,000	289,190
JBS Investments GmbH 7.25% 4/3/24 (b)		2,205,000	2,119,556
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)		1,030,000	947,600
5.875% 7/15/24 (b)		1,812,000	1,698,750
7.25% 6/1/21 (b)		350,000	363,125
8.25% 2/1/20 (b)		330,000	344,025
Mondelez International, Inc.:
1.625% 3/8/27	EUR	600,000	608,978
2.375% 3/6/35	EUR	200,000	195,089
Pilgrim's Pride Corp. 5.75% 3/15/25 (b)		865,000	849,863
Post Holdings, Inc.:
6% 12/15/22 (b)		290,000	278,038
7.375% 2/15/22		370,000	375,550
7.75% 3/15/24 (b)		465,000	476,625
8% 7/15/25 (b)		230,000	236,900
Sigma Alimentos SA de CV 6.875% 12/16/19 (b)		250,000	276,550
TreeHouse Foods, Inc. 4.875% 3/15/22		200,000	192,000
			11,080,759
Household Products - 0.2%
Edgewell Personal Care Co. 5.5% 6/15/25 (b)		375,000	365,156
Spectrum Brands Holdings, Inc.:
5.75% 7/15/25 (b)		600,000	612,000
6.375% 11/15/20		850,000	896,750
6.625% 11/15/22		175,000	185,063
			2,058,969
Personal Products - 0.2%
First Quality Finance Co., Inc. 4.625% 5/15/21 (b)		135,000	125,550
Prestige Brands, Inc.:
5.375% 12/15/21 (b)		725,000	706,875
8.125% 2/1/20		75,000	78,563
Revlon Consumer Products Corp. 5.75% 2/15/21		1,979,000	1,919,630
			2,830,618
Tobacco - 0.0%
BAT International Finance PLC 2% 3/13/45 (Reg. S)	EUR	300,000	275,661
TOTAL CONSUMER STAPLES			25,274,933
ENERGY - 5.6%
Energy Equipment & Services - 0.2%
Basic Energy Services, Inc. 7.75% 10/15/22		205,000	95,838
Compressco Partners LP/Compressco Finance, Inc. 7.25% 8/15/22		395,000	321,925
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22		385,000	322,438
Forbes Energy Services Ltd. 9% 6/15/19		350,000	224,875
Forum Energy Technologies, Inc. 6.25% 10/1/21		715,000	600,600
Gulfmark Offshore, Inc. 6.375% 3/15/22		20,000	11,950
Hornbeck Offshore Services, Inc. 5.875% 4/1/20		415,000	325,775
Kinder Morgan, Inc. 2.25% 3/16/27	EUR	400,000	353,976
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		200,000	174,502
Summit Midstream Holdings LLC 7.5% 7/1/21		220,000	212,300
Trinidad Drilling Ltd. 7.875% 1/15/19 (b)		140,000	130,900
Unit Corp. 6.625% 5/15/21		120,000	98,400
			2,873,479
Oil, Gas & Consumable Fuels - 5.4%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23		735,000	679,875
4.875% 3/15/24		315,000	282,004
Afren PLC:
6.625% 12/9/20 (b)(d)		500,000	7,500
10.25% 4/8/19 (Reg. S) (d)		800,000	12,000
Antero Resources Corp. 5.625% 6/1/23 (b)		525,000	460,688
Carrizo Oil & Gas, Inc.:
6.25% 4/15/23		380,000	330,866
7.5% 9/15/20		245,000	229,075
Chaparral Energy, Inc. 9.875% 10/1/20		135,000	42,525
Citgo Petroleum Corp. 6.25% 8/15/22 (b)		745,000	711,475
Concho Resources, Inc.:
5.5% 4/1/23		825,000	785,813
6.5% 1/15/22		235,000	231,475
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6% 12/15/20		695,000	623,763
6.125% 3/1/22		963,000	833,669
6.25% 4/1/23 (b)		1,975,000	1,678,750
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		1,070,000	1,036,830
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. 8.375% 6/1/19		480,000	273,600
EDC Finance Ltd. 4.875% 4/17/20 (b)		1,400,000	1,190,000
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (b)		530,000	490,250
Energy Transfer Equity LP 5.5% 6/1/27		860,000	713,800
Energy XXI Gulf Coast, Inc. 11% 3/15/20 (b)		735,000	345,450
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19		482,500	328,100
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21		250,000	227,500
Georgian Oil & Gas Corp. 6.875% 5/16/17 (b)		400,000	400,000
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		130,000	114,400
7% 6/15/23 (b)		580,000	540,850
Goodrich Petroleum Corp. 8.875% 3/15/19		285,000	49,875
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (b)		395,000	415,244
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		510,000	433,500
5.75% 10/1/25 (b)		580,000	510,400
7.625% 4/15/21 (b)		380,000	372,400
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20		485,000	460,750
Indo Energy Finance BV 7% 5/7/18 (b)		200,000	95,000
Jupiter Resources, Inc. 8.5% 10/1/22 (b)		1,295,000	728,438
KazMunaiGaz Finance Sub BV 6% 11/7/44 (b)		290,000	212,425
KazMunaiGaz National Co. 5.75% 4/30/43 (b)		485,000	350,413
Kosmos Energy Ltd. 7.875% 8/1/21 (b)		290,000	246,500
Laredo Petroleum, Inc. 7.375% 5/1/22 (Reg. S)		600,000	580,500
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
4.875% 12/1/24		2,370,000	2,168,550
5.5% 2/15/23		350,000	339,063
Newfield Exploration Co.:
5.375% 1/1/26		650,000	594,750
5.625% 7/1/24		225,000	212,625
Noble Energy, Inc. 5.875% 6/1/22		545,000	543,972
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20		235,000	235,000
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (b)		740,000	588,300
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (b)		2,405,000	865,800
Pan American Energy LLC 7.875% 5/7/21 (b)		255,000	252,374
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20		930,000	951,390
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23 (b)		435,000	377,363
Pemex Project Funding Master Trust:
6.625% 6/15/35		1,155,000	1,082,813
8.625% 12/1/23 (c)		250,000	295,375
PetroBakken Energy Ltd. 8.625% 2/1/20 (b)		1,225,000	269,500
Petrobras Global Finance BV:
2.4288% 1/15/19 (c)		1,320,000	910,800
3% 1/15/19		1,325,000	957,313
6.25% 3/17/24		500,000	363,900
7.25% 3/17/44		270,000	179,064
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20		430,000	320,759
5.875% 3/1/18		975,000	804,375
6.875% 1/20/40		1,775,000	1,153,750
Petroleos de Venezuela SA:
5.375% 4/12/27		930,000	297,135
5.5% 4/12/37		285,000	89,063
8.5% 11/2/17 (b)		6,560,000	4,378,800
9.75% 5/17/35 (b)		1,365,000	494,813
12.75% 2/17/22 (b)		1,055,000	464,728
Petroleos Mexicanos:
3.5% 1/30/23		495,000	445,500
4.875% 1/24/22		510,000	505,007
4.875% 1/18/24		445,000	430,716
5.5% 1/21/21		345,000	362,750
5.5% 6/27/44 (b)		530,000	425,325
5.5% 6/27/44		605,000	485,513
6.375% 1/23/45		765,000	687,276
6.5% 6/2/41		1,065,000	979,587
6.625% (b)(e)		2,610,000	2,479,500
Petronas Capital Ltd. 3.5% 3/18/25 (b)		315,000	299,928
PT Pertamina Persero:
4.875% 5/3/22 (b)		375,000	356,238
5.25% 5/23/21 (b)		295,000	291,688
6% 5/3/42 (b)		175,000	144,787
6.5% 5/27/41 (b)		915,000	802,773
QEP Resources, Inc. 5.25% 5/1/23		610,000	509,960
Range Resources Corp. 5% 3/15/23		960,000	849,000
Repsol International Finance BV 2.625% 5/28/20 (Reg. S)	EUR	500,000	577,304
Rice Energy, Inc.:
6.25% 5/1/22		1,005,000	896,339
7.25% 5/1/23 (b)		510,000	478,125
RSP Permian, Inc. 6.625% 10/1/22		230,000	220,800
Sabine Pass Liquefaction LLC:
5.625% 3/1/25 (b)		2,375,000	2,092,969
5.75% 5/15/24		590,000	525,100
SemGroup Corp. 7.5% 6/15/21		440,000	413,600
Shell International Finance BV 1.875% 9/15/25	EUR	400,000	446,146
Sibur Securities Ltd. 3.914% 1/31/18 (b)		725,000	697,813
SM Energy Co. 5.625% 6/1/25		280,000	240,800
Southern Star Central Corp. 5.125% 7/15/22 (b)		320,000	307,200
Sunoco LP / Sunoco Finance Corp. 6.375% 4/1/23 (b)		405,000	394,875
Teekay Corp. 8.5% 1/15/20		295,000	289,100
Teine Energy Ltd. 6.875% 9/30/22 (b)		590,000	503,713
Tennessee Gas Pipeline Co. 7.625% 4/1/37		50,000	52,293
Tesoro Corp.:
4.25% 10/1/17		305,000	309,575
5.125% 4/1/24		60,000	58,800
5.375% 10/1/22		345,000	338,100
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19 (b)		320,000	313,600
5.875% 10/1/20		197,000	192,568
6.125% 10/15/21		420,000	412,650
6.25% 10/15/22 (b)		2,160,000	2,106,000
Transportadora de Gas del Sur SA 9.625% 5/14/20 (b)		1,375,895	1,372,455
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23		530,000	526,025
Western Refining, Inc. 6.25% 4/1/21		1,440,000	1,396,800
WPX Energy, Inc. 6% 1/15/22		690,000	593,400
YPF SA:
8.5% 7/28/25 (b)		755,000	654,963
8.75% 4/4/24 (b)		1,430,000	1,263,834
8.875% 12/19/18 (b)		795,000	767,175
Zhaikmunai International BV 7.125% 11/13/19 (b)		1,175,000	940,000
			65,654,748
TOTAL ENERGY			68,528,227
FINANCIALS - 9.2%
Banks - 3.4%
ABN AMRO Bank NV 7.125% 7/6/22	EUR	600,000	824,576
Allied Irish Banks PLC 2.75% 4/16/19 (Reg. S)	EUR	200,000	231,301
Banco de Galicia y Buenos Aires SA 16% 1/1/19 (Reg. S)		296,145	310,952
Banco Nacional de Desenvolvimento Economico e Social:
5.5% 7/12/20 (b)		510,000	461,397
5.75% 9/26/23 (b)		315,000	259,875
6.369% 6/16/18 (b)		275,000	265,705
Bank of America Corp. 1.375% 9/10/21 (Reg. S)	EUR	850,000	943,343
Bank of Ireland 1.25% 4/9/20	EUR	1,600,000	1,767,466
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		260,000	247,650
Banque Federative du Credit Mutuel SA 3% 9/11/25 (Reg. S)	EUR	500,000	549,982
Barclays Bank PLC:
6.625% 3/30/22 (Reg. S)	EUR	190,000	259,872
10% 5/21/21	GBP	600,000	1,163,468
BBVA Bancomer SA 6.75% 9/30/22 (b)		175,000	189,438
BBVA Colombia SA 4.875% 4/21/25 (b)		170,000	161,874
BBVA Paraguay SA 9.75% 2/11/16 (b)		600,000	612,882
CIT Group, Inc.:
5% 8/15/22		845,000	843,944
5.375% 5/15/20		1,055,000	1,105,113
5.5% 2/15/19 (b)		2,355,000	2,443,313
Citigroup, Inc. 2.125% 9/10/26 (Reg. S)	EUR	1,050,000	1,142,011
Commonwealth Bank of Australia 2% 4/22/27 (Reg. S) (c)	EUR	300,000	306,443
Export-Import Bank of Korea 6% 6/4/16 (Reg. S)	INR	16,500,000	250,274
Finansbank A/S:
5.5% 5/11/16 (Reg. S)		600,000	603,672
6.25% 4/30/19 (b)		475,000	475,842
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (b)		890,000	915,952
7.75% 7/5/17 (Reg. S)		200,000	205,832
GTB Finance BV:
6% 11/8/18 (b)		1,120,000	1,025,046
7.5% 5/19/16 (b)		600,000	606,120
HSBC Bank PLC 5% 3/20/23 (c)	GBP	900,000	1,423,817
HSBK BV 7.25% 5/3/17 (b)		1,000,000	1,012,392
Industrial Senior Trust 5.5% 11/1/22 (b)		100,000	92,450
ING Bank NV:
6.125% 5/29/23 (c)	EUR	1,400,000	1,745,375
6.875% 5/29/23 (c)	GBP	1,750,000	2,901,494
Intesa Sanpaolo SpA:
1.125% 1/14/20 (Reg. S)	EUR	1,000,000	1,098,292
1.125% 3/4/22	EUR	450,000	474,048
4.375% 10/15/19	EUR	300,000	373,154
Itau Unibanco Holding SA:
2.85% 5/26/18 (b)		285,000	266,960
5.125% 5/13/23 (Reg. S)		680,000	582,250
5.5% 8/6/22 (b)		490,000	429,975
6.2% 12/21/21 (Reg. S)		425,000	402,688
KBC Groep NV 1.875% 3/11/27 (Reg. S) (c)	EUR	1,300,000	1,370,344
Lloyds Bank PLC 6.5% 3/24/20	EUR	650,000	864,769
National Westminster Bank PLC 6.5% 9/7/21	GBP	610,000	1,028,728
OJSC Russian Agricultural Bank 7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (b)		360,000	371,700
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	1,850,000	2,427,596
Royal Bank of Scotland Group PLC 1.625% 6/25/19 (Reg. S)	EUR	1,000,000	1,114,490
Royal Bank of Scotland PLC 6.934% 4/9/18	EUR	550,000	683,709
RSHB Capital SA 5.298% 12/27/17 (b)		440,000	437,021
SB Capital SA 5.5% 2/26/24 (b)(c)		990,000	839,025
Turkiye Halk Bankasi A/S 4.75% 6/4/19 (b)		460,000	447,925
Turkiye Vakiflar Bankasi TAO 6.875% 2/3/25 (b)(c)		280,000	258,650
UniCredit SpA:
3.25% 1/14/21 (Reg. S)	EUR	900,000	1,073,413
6.95% 10/31/22 (Reg. S)	EUR	500,000	639,658
Zenith Bank PLC 6.25% 4/22/19 (b)		1,280,000	1,152,000
			41,685,266
Capital Markets - 0.6%
Argos Merger Sub, Inc. 7.125% 3/15/23 (b)		865,000	874,731
Credit Suisse Group 5.75% 9/18/25 (Reg. S) (c)	EUR	1,400,000	1,731,645
Criteria Caixaholding SA 1.625% 4/21/22	EUR	2,500,000	2,593,186
Morgan Stanley 5.375% 8/10/20	EUR	1,500,000	2,000,102
			7,199,664
Consumer Finance - 2.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.25% 7/1/20		580,000	579,275
4.5% 5/15/21		995,000	996,244
4.625% 7/1/22		580,000	577,825
Ally Financial, Inc.:
4.125% 2/13/22		1,160,000	1,117,950
4.625% 3/30/25		1,065,000	1,006,425
5.125% 9/30/24		2,510,000	2,478,625
Credito Real S.A.B. de CV 7.5% 3/13/19 (b)		400,000	396,000
FCA Capital Ireland PLC 1.375% 4/17/20 (Reg. S)	EUR	1,600,000	1,717,837
Ford Credit Europe PLC 1.134% 2/10/22 (Reg. S)	EUR	1,000,000	1,050,255
General Motors Acceptance Corp. 8% 11/1/31		823,000	979,370
GMAC LLC 8% 11/1/31		9,813,000	11,367,716
Navient Corp.:
5% 10/26/20		395,000	331,129
5.875% 10/25/24		850,000	667,250
SLM Corp.:
5.5% 1/25/23		2,410,000	1,911,419
7.25% 1/25/22		2,840,000	2,485,000
8% 3/25/20		725,000	694,188
			28,356,508
Diversified Financial Services - 1.1%
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		370,000	248,270
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19		855,000	856,283
5.875% 2/1/22		3,505,000	3,526,906
6% 8/1/20		2,980,000	3,061,950
KfW 2.6% 6/20/37	JPY	75,000,000	821,445
MSCI, Inc.:
5.25% 11/15/24 (b)		345,000	348,450
5.75% 8/15/25 (b)		365,000	367,738
Nationwide Building Society 4.125% 3/20/23 (Reg. S) (c)	EUR	1,700,000	2,008,141
TMK Capital SA:
6.75% 4/3/20 (Reg. S)		375,000	327,750
7.75% 1/27/18		630,000	614,250
Wendel SA 2.75% 10/2/24 (Reg. S)	EUR	800,000	891,310
			13,072,493
Insurance - 0.6%
Alliant Holdings Co.-Issuer, Inc. / Wayne Merger Sub, LLC 8.25% 8/1/23 (b)		1,440,000	1,378,800
Allianz SE 2.241% 7/7/45 (Reg. S) (c)	EUR	1,000,000	1,009,794
Assicurazioni Generali SpA 7.75% 12/12/42 (c)	EUR	600,000	787,767
Aviva PLC 3.375% 12/4/45 (Reg. S) (c)	EUR	350,000	357,894
Direct Line Insurance Group PLC 9.25% 4/27/42 (c)	GBP	150,000	277,405
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (b)		1,135,000	1,083,925
ING Verzekeringen NV 4.625% 4/8/44 (Reg. S) (c)	EUR	200,000	221,861
RSA Insurance Group PLC 5.125% 10/10/45 (Reg. S) (c)	GBP	689,000	1,024,130
Society of Lloyd's 4.75% 10/30/24	GBP	200,000	305,902
			6,447,478
Real Estate Investment Trusts - 0.7%
Crown Castle International Corp. 5.25% 1/15/23		1,530,000	1,618,281
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21		85,000	86,700
Iron Mountain, Inc. 5.75% 8/15/24		385,000	371,525
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 2/15/22		475,000	496,375
Omega Healthcare Investors, Inc.:
5.875% 3/15/24		1,385,000	1,443,863
6.75% 10/15/22		725,000	751,608
Prologis LP 3% 6/2/26	EUR	700,000	791,633
The GEO Group, Inc.:
5.125% 4/1/23		200,000	198,000
5.875% 10/15/24		3,000,000	3,030,000
			8,787,985
Real Estate Management & Development - 0.5%
CBRE Group, Inc.:
5% 3/15/23		1,075,000	1,080,539
5.25% 3/15/25		665,000	674,181
Deutsche Annington Finance BV:
2.125% 7/9/22 (Reg. S)	EUR	365,000	410,698
3.125% 7/25/19	EUR	300,000	358,903
Grand City Properties SA 1.5% 4/17/25 (Reg. S)	EUR	600,000	597,951
Howard Hughes Corp. 6.875% 10/1/21 (b)		1,210,000	1,229,239
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		85,000	93,500
Realogy Corp. 9% 1/15/20 (b)		1,085,000	1,144,675
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.25% 4/15/21 (b)		785,000	781,075
			6,370,761
TOTAL FINANCIALS			111,920,155
HEALTH CARE - 3.1%
Biotechnology - 0.0%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)		305,000	292,038
Health Care Equipment & Supplies - 0.3%
Alere, Inc. 6.375% 7/1/23 (b)		260,000	263,900
Hill-Rom Holdings, Inc. 5.75% 9/1/23 (b)		290,000	290,725
Hologic, Inc. 5.25% 7/15/22 (b)		630,000	636,300
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.5% 4/15/25 (b)		2,155,000	1,920,644
			3,111,569
Health Care Providers & Services - 1.6%
AmSurg Corp. 5.625% 7/15/22		520,000	519,350
Community Health Systems, Inc.:
5.125% 8/15/18		495,000	506,138
5.125% 8/1/21		355,000	361,213
Hanger, Inc. 7.125% 11/15/18		1,230,000	1,173,113
HCA Holdings, Inc.:
4.75% 5/1/23		630,000	632,205
5.375% 2/1/25		1,155,000	1,143,450
5.875% 3/15/22		1,915,000	2,053,838
5.875% 5/1/23		2,145,000	2,225,438
6.5% 2/15/20		2,410,000	2,626,900
7.5% 2/15/22		1,175,000	1,327,750
HealthSouth Corp.:
5.125% 3/15/23		330,000	317,625
5.75% 11/1/24 (b)		375,000	370,313
5.75% 11/1/24		760,000	750,500
InVentiv Health, Inc. 10% 8/15/18 (c)		75,000	72,375
Jaguar Holding Co. II / Pharmaceutical Product Development LLC 6.375% 8/1/23 (b)		570,000	554,325
Kindred Escrow Corp. II:
8% 1/15/20 (b)		570,000	604,200
8.75% 1/15/23 (b)		430,000	466,013
Quintiles Transnational Corp. 4.875% 5/15/23 (b)		445,000	440,550
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		330,000	337,425
5.5% 2/1/21		265,000	276,263
Tenet Healthcare Corp.:
6.75% 6/15/23		985,000	977,613
6.875% 11/15/31		1,210,000	1,089,000
Truven Health Analytics, Inc. 10.625% 6/1/20		435,000	454,575
			19,280,172
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SA 3.375% 1/30/23 (Reg. S)	EUR	450,000	488,387
Pharmaceuticals - 1.2%
Concordia Healthcare Corp. 7% 4/15/23 (b)		275,000	240,625
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.:
6% 7/15/23 (b)		735,000	725,813
6% 2/1/25 (b)		800,000	777,000
JLL/Delta Dutch Pledgeco BV 8.75% 5/1/20 pay-in-kind (b)(c)		305,000	308,050
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (b)		657,000	724,343
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (b)		1,010,000	981,594
5.625% 12/1/21 (b)		635,000	609,600
5.875% 5/15/23 (b)		2,740,000	2,618,413
6.125% 4/15/25 (b)		4,945,000	4,710,113
6.75% 8/15/21 (b)		580,000	585,800
7.5% 7/15/21 (b)		575,000	592,250
VPI Escrow Corp. 6.375% 10/15/20 (b)		1,295,000	1,287,716
			14,161,317
TOTAL HEALTH CARE			37,333,483
INDUSTRIALS - 3.6%
Aerospace & Defense - 0.2%
GenCorp, Inc. 7.125% 3/15/21		140,000	144,900
Huntington Ingalls Industries, Inc. 5% 12/15/21 (b)		345,000	351,900
KLX, Inc. 5.875% 12/1/22 (b)		1,455,000	1,415,439
Triumph Group, Inc. 4.875% 4/1/21		520,000	486,200
			2,398,439
Air Freight & Logistics - 0.1%
XPO Logistics, Inc. 7.875% 9/1/19 (b)		665,000	648,375
Airlines - 0.3%
Air Canada:
5.375% 11/15/22 (b)		163,681	168,182
7.75% 4/15/21 (b)		470,000	494,675
Allegiant Travel Co. 5.5% 7/15/19		160,000	160,300
Aviation Capital Group Corp. 4.625% 1/31/18 (b)		372,000	381,300
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22		44,561	46,454
6.125% 4/29/18		180,000	186,750
7.25% 11/10/19		291,662	330,307
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		528,820	613,431
8.021% 8/10/22		159,852	180,633
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 1/15/22		246,163	237,547
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		99,913	111,403
8.028% 11/1/17		29,971	32,779
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 4/22/25		384,385	446,848
Series 2012-2 Class B, 6.75% 12/3/22		175,047	186,425
Series 2013-1 Class B, 5.375% 5/15/23		236,892	244,591
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		262,256	285,227
			4,106,852
Building Products - 0.0%
Shea Homes Ltd. Partnershp/Corp.:
5.875% 4/1/23 (b)		185,000	189,163
6.125% 4/1/25 (b)		185,000	189,163
			378,326
Commercial Services & Supplies - 0.6%
ADT Corp. 6.25% 10/15/21		1,560,000	1,608,750
APX Group, Inc.:
6.375% 12/1/19		485,000	465,600
8.75% 12/1/20		686,000	579,670
Cenveo Corp. 6% 8/1/19 (b)		315,000	264,600
Clean Harbors, Inc.:
5.125% 6/1/21		320,000	321,600
5.25% 8/1/20		1,050,000	1,060,500
Covanta Holding Corp.:
5.875% 3/1/24		1,870,000	1,785,850
7.25% 12/1/20		430,000	446,125
Garda World Security Corp. 7.25% 11/15/21 (b)		225,000	205,313
TMS International Corp. 7.625% 10/15/21 (b)		110,000	102,300
			6,840,308
Construction & Engineering - 0.1%
AECOM Technology Corp.:
5.75% 10/15/22 (b)		280,000	281,576
5.875% 10/15/24 (b)		240,000	241,800
Cementos Progreso Trust 7.125% 11/6/23 (b)		240,000	247,800
Odebrecht Finance Ltd. 4.375% 4/25/25 (b)		275,000	158,125
			929,301
Electrical Equipment - 0.1%
Sensata Technologies BV:
4.875% 10/15/23 (b)		265,000	253,075
5% 10/1/25 (b)		575,000	539,781
			792,856
Industrial Conglomerates - 0.0%
Alfa SA de CV 5.25% 3/25/24 (b)		200,000	204,000
Machinery - 0.1%
Schaeffler Finance BV 4.75% 5/15/21 (b)		520,000	512,200
Terex Corp. 6% 5/15/21		495,000	478,913
			991,113
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		595,000	550,375
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (b)		180,000	144,900
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)		490,000	441,000
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21		60,000	37,800
			1,174,075
Professional Services - 0.1%
Bureau Veritas SA 3.125% 1/21/21 (Reg. S)	EUR	600,000	716,768
Road & Rail - 0.0%
JSC Georgian Railway 7.75% 7/11/22 (b)		200,000	201,250
Lima Metro Line 2 Finance Ltd. 5.875% 7/5/34 (b)		250,000	242,500
			443,750
Trading Companies & Distributors - 1.7%
Aircastle Ltd.:
4.625% 12/15/18		395,000	402,357
5.5% 2/15/22		555,000	560,550
6.25% 12/1/19		610,000	654,225
7.625% 4/15/20		380,000	426,550
Ashtead Capital, Inc. 5.625% 10/1/24 (b)		550,000	547,250
Glencore Finance (Europe) SA:
1.75% 3/17/25 (Reg. S)	EUR	600,000	491,446
3.375% 9/30/20 (Reg. S)	EUR	450,000	427,406
International Lease Finance Corp.:
3.875% 4/15/18		750,000	748,125
4.625% 4/15/21		700,000	703,500
5.875% 4/1/19		3,655,000	3,843,233
5.875% 8/15/22		635,000	676,275
6.25% 5/15/19		2,550,000	2,715,750
8.25% 12/15/20		2,870,000	3,357,900
8.625% 1/15/22		2,145,000	2,584,725
NES Rentals Holdings, Inc. 7.875% 5/1/18 (b)		160,000	153,600
United Rentals North America, Inc.:
4.625% 7/15/23		505,000	489,219
5.5% 7/15/25		1,905,000	1,781,175
			20,563,286
Transportation Infrastructure - 0.2%
Aeropuertos Argentina 2000 SA:
10.75% 12/1/20 (b)		627,690	646,521
10.75% 12/1/20 (Reg. S)		44,100	45,423
Autoridad del Canal de Panama 4.95% 7/29/35 (b)		260,000	257,489
Heathrow Funding Ltd. 6.25% 9/10/18	GBP	1,250,000	2,087,325
			3,036,758
TOTAL INDUSTRIALS			43,224,207
INFORMATION TECHNOLOGY - 2.6%
Communications Equipment - 0.5%
Alcatel-Lucent U.S.A., Inc.:
6.75% 11/15/20 (b)		961,000	1,011,453
8.875% 1/1/20 (b)		295,000	315,650
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (b)		1,075,000	1,069,625
Brocade Communications Systems, Inc. 4.625% 1/15/23		350,000	336,000
Lucent Technologies, Inc.:
6.45% 3/15/29		3,359,000	3,325,410
6.5% 1/15/28		560,000	560,000
			6,618,138
Electronic Equipment & Components - 0.1%
Flextronics International Ltd.:
4.625% 2/15/20		500,000	515,000
5% 2/15/23		260,000	260,000
Jabil Circuit, Inc. 4.7% 9/15/22		265,000	257,713
			1,032,713
Internet Software & Services - 0.2%
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22		370,000	376,475
j2 Global, Inc. 8% 8/1/20		350,000	372,750
VeriSign, Inc.:
4.625% 5/1/23		465,000	452,213
5.25% 4/1/25		565,000	560,763
			1,762,201
IT Services - 0.3%
CDW LLC/CDW Finance Corp. 5% 9/1/23		565,000	569,119
Ceridian HCM Holding, Inc. 11% 3/15/21 (b)		250,000	228,750
First Data Corp.:
5.375% 8/15/23 (b)		865,000	856,350
11.25% 1/15/21		286,000	312,455
11.75% 8/15/21		1,050,000	1,165,500
Global Cash Access, Inc. 10% 1/15/22 (b)		680,000	632,400
			3,764,574
Semiconductors & Semiconductor Equipment - 0.7%
Entegris, Inc. 6% 4/1/22 (b)		155,000	157,325
Micron Technology, Inc.:
5.25% 8/1/23 (b)		230,000	211,554
5.25% 1/15/24 (b)		430,000	394,525
5.5% 2/1/25		1,605,000	1,472,588
5.625% 1/15/26 (b)		1,930,000	1,737,000
5.875% 2/15/22		345,000	340,256
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (b)		590,000	591,475
4.625% 6/15/22 (b)		400,000	397,000
5.75% 2/15/21 (b)		525,000	546,000
5.75% 3/15/23 (b)		2,415,000	2,511,600
			8,359,323
Software - 0.7%
Activision Blizzard, Inc.:
5.625% 9/15/21 (b)		3,695,000	3,888,988
6.125% 9/15/23 (b)		770,000	818,125
Blue Coat Systems, Inc. 8.375% 6/1/23 (b)		510,000	508,725
BMC Software Finance, Inc. 8.125% 7/15/21 (b)		1,370,000	1,107,131
BMC Software, Inc. 7.25% 6/1/18		115,000	103,500
Ensemble S Merger Sub, Inc. 9% 9/30/23 (b)		970,000	938,475
Italics Merger Sub, Inc. 7.125% 7/15/23 (b)		290,000	276,950
Nuance Communications, Inc. 5.375% 8/15/20 (b)		250,000	249,375
Sophia Holding Finance LP/Sophia Holding Finance, Inc. 9.625% 12/1/18 pay-in-kind (b)(c)		395,000	402,900
SS&C Technologies Holdings, Inc. 5.875% 7/15/23 (b)		455,000	462,963
			8,757,132
Technology Hardware, Storage & Peripherals - 0.1%
Seagate HDD Cayman:
4.75% 6/1/23		1,050,000	1,036,292
4.75% 1/1/25		540,000	518,379
			1,554,671
TOTAL INFORMATION TECHNOLOGY			31,848,752
MATERIALS - 3.3%
Chemicals - 1.1%
Albemarle Corp. U.S. 1.875% 12/8/21 (Reg. S)	EUR	1,300,000	1,384,710
Braskem Finance Ltd.:
5.375% 5/2/22 (b)		400,000	324,000
5.75% 4/15/21 (b)		400,000	328,000
6.45% 2/3/24		200,000	165,000
Chemtura Corp. 5.75% 7/15/21		255,000	251,813
Hexion U.S. Finance Corp. 6.625% 4/15/20		610,000	524,600
LSB Industries, Inc. 7.75% 8/1/19		185,000	175,519
Momentive Performance Materials, Inc.:
3.88% 10/24/21		3,580,000	2,756,600
4.69% 4/24/22		1,515,000	1,060,500
10% 10/15/20 (d)		1,515,000	0
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (d)		3,580,000	0
Nufarm Australia Ltd. 6.375% 10/15/19 (b)		210,000	208,950
OCP SA 5.625% 4/25/24 (b)		200,000	204,008
Platform Specialty Products Corp. 6.5% 2/1/22 (b)		435,000	374,100
PolyOne Corp.:
5.25% 3/15/23		320,000	302,560
7.375% 9/15/20		155,000	160,425
Rain CII Carbon LLC/CII Carbon Corp. 8.25% 1/15/21 (b)		215,000	177,375
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (b)		225,000	222,750
Rockwood Specialties Group, Inc. 4.625% 10/15/20		475,000	491,665
SPCM SA 2.875% 6/15/23 (Reg. S)	EUR	650,000	680,008
TPC Group, Inc. 8.75% 12/15/20 (b)		765,000	654,075
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (b)		255,000	268,706
W. R. Grace & Co.-Conn.:
5.125% 10/1/21 (b)		1,647,000	1,626,413
5.625% 10/1/24 (b)		1,870,000	1,832,600
			14,174,377
Construction Materials - 0.1%
CEMEX Finance LLC:
6% 4/1/24 (b)		200,000	182,000
9.375% 10/12/22 (b)		300,000	319,110
Prince Mineral Holding Corp. 11.5% 12/15/19 (b)		175,000	147,000
Union Andina de Cementos SAA 5.875% 10/30/21 (b)		300,000	288,750
			936,860
Containers & Packaging - 0.7%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (b)(c)		3,110,867	3,094,827
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 6/30/21 (b)		350,000	334,250
6.25% 1/31/19 (b)		285,000	283,575
6.75% 1/31/21 (b)		605,000	606,513
7% 11/15/20 (b)		55,588	55,588
Beverage Packaging Holdings II SA (Luxembourg):
5.625% 12/15/16 (b)		625,000	615,625
6% 6/15/17 (b)		315,000	308,306
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (b)		210,000	176,400
Crown Cork & Seal, Inc.:
7.375% 12/15/26		1,210,000	1,318,900
7.5% 12/15/96		160,000	150,800
Graphic Packaging International, Inc. 4.75% 4/15/21		165,000	163,350
Sealed Air Corp. 5.25% 4/1/23 (b)		270,000	270,675
Silgan Holdings, Inc. 5% 4/1/20		960,000	967,200
			8,346,009
Metals & Mining - 1.2%
Aleris International, Inc. 6% 6/1/20 (b)		1,759	1,759
Alrosa Finance SA 7.75% 11/3/20 (b)		200,000	208,624
AngloGold Ashanti Holdings PLC 5.125% 8/1/22		100,000	85,375
Cliffs Natural Resources, Inc. 8.25% 3/31/20 (b)		430,000	378,400
Compania Minera Ares SAC 7.75% 1/23/21 (b)		400,000	382,400
CSN Resources SA 6.5% 7/21/20 (b)		200,000	87,000
Edgen Murray Corp. 8.75% 11/1/20 (b)		397,000	420,820
Essar Steel Algoma, Inc. 9.5% 11/15/19 (b)		480,000	264,000
EVRAZ Group SA:
6.5% 4/22/20 (b)		1,080,000	1,008,958
9.5% 4/24/18 (Reg. S)		1,225,000	1,280,774
Evraz, Inc. NA Canada 7.5% 11/15/19 (b)		710,000	674,500
Ferrexpo Finance PLC 10.375% 4/7/19 (b)		1,293,000	840,450
FMG Resources (August 2006) Pty Ltd. 9.75% 3/1/22 (b)		510,000	474,938
Gerdau Trade, Inc. 5.75% 1/30/21 (b)		200,000	174,000
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (b)		1,300,000	1,046,500
GTL Trade Finance, Inc. 5.893% 4/29/24 (b)		450,000	373,500
Metalloinvest Finance Ltd. 5.625% 4/17/20 (b)		695,000	654,134
Metinvest BV:
8.75% 2/14/18 (Reg. S)		200,000	112,900
10.5% 11/28/17 (b)		1,732,000	1,021,880
Mirabela Nickel Ltd. 1% 9/10/44 (b)		1,278	0
Murray Energy Corp. 11.25% 4/15/21 (b)		1,610,000	845,250
New Gold, Inc. 7% 4/15/20 (b)		150,000	140,250
Nord Gold NV 6.375% 5/7/18 (b)		720,000	719,280
Polyus Gold International Ltd.:
5.625% 4/29/20 (b)		1,200,000	1,132,500
5.625% 4/29/20 (Reg. S)		200,000	188,750
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17		155,000	138,338
11.25% 10/15/18		735,000	667,013
Samarco Mineracao SA 5.75% 10/24/23 (b)		290,000	245,775
Southern Copper Corp. 7.5% 7/27/35		450,000	436,698
Vale Overseas Ltd. 6.875% 11/21/36		280,000	219,828
Vedanta Resources PLC 6% 1/31/19 (b)		475,000	344,298
			14,568,892
Paper & Forest Products - 0.2%
Boise Cascade Co. 6.375% 11/1/20		145,000	149,395
Mercer International, Inc.:
7% 12/1/19		395,000	398,950
7.75% 12/1/22		1,710,000	1,727,100
NewPage Corp.:
0% 5/1/12 (c)(d)		90,000	0
11.375% 12/31/14 (d)		318,200	0
Sino-Forest Corp. 6.25% 10/21/17 (b)(d)		565,000	0
			2,275,445
TOTAL MATERIALS			40,301,583
TELECOMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 1.5%
Altice Financing SA:
6.5% 1/15/22 (b)		1,435,000	1,385,507
6.625% 2/15/23 (b)		1,080,000	1,038,825
7.875% 12/15/19 (b)		440,000	455,400
Altice Finco SA:
8.125% 1/15/24 (b)		3,320,000	3,162,300
9.875% 12/15/20 (b)		655,000	700,850
Citizens Communications Co.:
7.875% 1/15/27		280,000	229,600
9% 8/15/31		220,000	181,500
Eileme 2 AB 11.625% 1/31/20 (b)		935,000	1,016,654
FairPoint Communications, Inc. 8.75% 8/15/19 (b)		520,000	540,800
GCI, Inc. 6.875% 4/15/25		560,000	562,800
Level 3 Communications, Inc. 5.75% 12/1/22		595,000	583,814
Level 3 Financing, Inc.:
5.125% 5/1/23 (b)		575,000	549,844
5.375% 5/1/25 (b)		575,000	545,888
Lynx I Corp. 5.375% 4/15/21 (b)		301,500	303,384
Lynx II Corp. 6.375% 4/15/23 (b)		200,000	199,000
Qtel International Finance Ltd. 5% 10/19/25 (b)		275,000	297,000
Sable International Finance Ltd. 6.875% 8/1/22 (b)		2,030,000	2,045,225
Sprint Capital Corp.:
6.875% 11/15/28		2,787,000	1,999,673
8.75% 3/15/32		1,326,000	1,030,965
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (b)		200,000	193,000
U.S. West Communications:
6.875% 9/15/33		200,000	193,093
7.25% 9/15/25		35,000	37,846
7.25% 10/15/35		70,000	69,308
UPCB Finance IV Ltd. 5.375% 1/15/25 (b)		615,000	578,100
Virgin Media Finance PLC 4.875% 2/15/22		565,000	511,325
			18,411,701
Wireless Telecommunication Services - 3.5%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	11,000,000	620,051
Comcel Trust 6.875% 2/6/24 (b)		250,000	246,950
Digicel Group Ltd.:
6% 4/15/21 (b)		785,000	716,313
6.75% 3/1/23 (b)		455,000	409,500
7% 2/15/20 (b)		1,200,000	1,185,000
7.125% 4/1/22 (b)		4,525,000	3,902,813
8.25% 9/30/20 (b)		3,225,000	2,983,125
Intelsat Jackson Holdings SA 6.625% 12/15/22 (Reg. S)		2,665,000	2,078,700
Millicom International Cellular SA:
4.75% 5/22/20 (b)		555,000	530,136
6% 3/15/25 (b)		1,145,000	1,033,363
6.625% 10/15/21 (b)		965,000	954,385
MTS International Funding Ltd. 8.625% 6/22/20 (b)		1,285,000	1,389,728
Neptune Finco Corp.:
6.625% 10/15/25 (b)(f)		1,125,000	1,130,625
10.125% 1/15/23 (b)(f)		1,160,000	1,173,050
10.875% 10/15/25 (b)(f)		1,995,000	2,014,950
Sprint Communications, Inc. 6% 11/15/22		765,000	575,663
Sprint Corp.:
7.125% 6/15/24		585,000	450,216
7.625% 2/15/25		685,000	530,447
7.875% 9/15/23		770,000	623,219
T-Mobile U.S.A., Inc.:
6% 3/1/23		955,000	921,575
6.125% 1/15/22		1,875,000	1,809,375
6.25% 4/1/21		1,750,000	1,743,875
6.375% 3/1/25		4,300,000	4,128,000
6.5% 1/15/24		3,483,000	3,376,333
6.542% 4/28/20		780,000	792,675
6.625% 4/1/23		2,341,000	2,317,590
6.633% 4/28/21		860,000	862,150
6.731% 4/28/22		565,000	563,588
6.836% 4/28/23		665,000	658,350
TBG Global Pte. Ltd. 4.625% 4/3/18 (Reg. S)		220,000	213,950
Vimpel Communications 9.125% 4/30/18 (Reg. S) (Issued by VIP Finance Ireland Ltd. for Vimpel Communications)		275,000	296,313
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (b)		1,810,000	1,847,337
VimpelCom Holdings BV:
9% 2/13/18 (b)	RUB	10,000,000	139,939
9% 2/13/18 (Reg S.)	RUB	22,500,000	314,862
			42,534,146
TOTAL TELECOMMUNICATION SERVICES			60,945,847
UTILITIES - 1.5%
Electric Utilities - 0.5%
E.ON International Finance BV 5.875% 10/30/37	GBP	750,000	1,288,352
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (d)		1,972,457	2,071,080
12.25% 3/1/22 (b)(d)		2,285,067	2,433,597
Lamar Funding Ltd. 3.958% 5/7/25 (b)		250,000	233,750
Mirant Americas Generation LLC 9.125% 5/1/31		375,000	301,875
RJS Power Holdings LLC 5.125% 7/15/19 (b)		535,000	486,850
			6,815,504
Gas Utilities - 0.1%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		280,000	282,117
Southern Natural Gas Co.:
7.35% 2/15/31		175,000	185,751
8% 3/1/32		335,000	364,189
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.375% 8/1/21		196,000	204,330
			1,036,387
Independent Power and Renewable Electricity Producers - 0.9%
Calpine Corp. 7.875% 1/15/23 (b)		419,000	447,283
Energy Future Holdings Corp.:
10.875% 11/1/17 (d)		1,125,000	1,215,000
11.25% 11/1/17 pay-in-kind (c)(d)		896,100	970,028
Listrindo Capital BV 6.95% 2/21/19 (Reg. S)		200,000	202,500
PPL Energy Supply LLC 6.5% 6/1/25 (b)		460,000	395,600
TerraForm Power Operating LLC:
5.875% 2/1/23 (b)		350,000	308,875
6.125% 6/15/25 (b)		180,000	155,700
The AES Corp.:
4.875% 5/15/23		590,000	517,725
5.5% 3/15/24		315,000	279,248
TXU Corp.:
5.55% 11/15/14 (d)		186,000	182,280
6.5% 11/15/24 (d)		3,225,000	3,160,500
6.55% 11/15/34 (d)		2,775,000	2,719,500
			10,554,239
TOTAL UTILITIES			18,406,130

TOTAL NONCONVERTIBLE BONDS			524,386,309

TOTAL CORPORATE BONDS
(Cost $549,279,469)			524,691,742

U.S. Government and Government Agency Obligations - 15.4%
U.S. Government Agency Obligations - 0.4%
Federal Home Loan Bank 1% 6/21/17		880,000	885,919
Tennessee Valley Authority:
1.75% 10/15/18		$1,672,000	$1,704,765
4.25% 9/15/65		1,270,000	1,277,308
5.25% 9/15/39		126,000	155,832
5.375% 4/1/56		414,000	519,901

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			4,543,725

U.S. Treasury Inflation-Protected Obligations - 0.3%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45		3,120,474	2,715,159
1.375% 2/15/44		1,605,648	1,633,971

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS			4,349,130

U.S. Treasury Obligations - 14.1%
U.S. Treasury Bonds:
2.875% 8/15/45		1,500,000	1,500,156
3% 5/15/45		3,467,000	3,550,607
3.375% 5/15/44		559,000	613,837
3.625% 2/15/44		8,756,000	10,073,279
4.25% 5/15/39		2,300,000	2,900,397
4.375% 2/15/38		675,000	868,394
4.75% 2/15/37		450,000	610,383
5.25% 2/15/29		2,206,000	2,963,048
5.375% 2/15/31 (g)		1,869,000	2,595,039
6.25% 8/15/23 (h)		2,249,000	2,975,650
7.5% 11/15/16		655,000	706,820
7.875% 2/15/21		200,000	266,078
U.S. Treasury Notes:
0.5% 2/28/17		288,000	288,019
0.5% 7/31/17		2,952,000	2,946,465
0.625% 12/31/16		6,702,000	6,715,263
0.625% 2/15/17		1,000,000	1,001,940
0.625% 8/31/17		3,000,000	2,999,922
0.75% 1/15/17		500,000	501,843
0.75% 4/15/18		1,331,000	1,329,025
0.875% 1/31/17		296,000	297,515
0.875% 4/30/17		4,330,000	4,351,537
0.875% 5/15/17		3,067,000	3,082,415
0.875% 6/15/17		1,300,000	1,306,314
0.875% 8/15/17		6,620,000	6,650,512
0.875% 1/31/18		950,000	952,548
0.875% 7/31/19		4,926,000	4,871,991
1% 8/15/18		1,000,000	1,002,682
1.125% 6/15/18		3,500,000	3,524,563
1.25% 11/30/18		3,700,000	3,730,159
1.375% 7/31/18		361,000	365,884
1.375% 9/30/18		1,503,000	1,522,688
1.375% 2/28/19		4,070,000	4,112,027
1.375% 3/31/20		2,856,000	2,865,371
1.375% 4/30/20		8,750,000	8,774,264
1.375% 9/30/20		2,471,000	2,470,615
1.5% 12/31/18		416,000	422,468
1.5% 1/31/19		4,585,000	4,654,490
1.5% 1/31/22		3,727,000	3,686,819
1.625% 4/30/19		4,433,000	4,514,097
1.625% 6/30/19		5,374,000	5,469,233
1.625% 6/30/20		114,000	115,459
1.625% 7/31/20		1,500,000	1,518,555
1.75% 9/30/19		6,510,000	6,648,676
1.75% 9/30/22		6,124,000	6,121,606
1.875% 8/31/17		3,300,000	3,377,474
1.875% 9/30/17		1,900,000	1,945,917
1.875% 10/31/17		9,898,000	10,141,323
2% 5/31/21		3,700,000	3,789,029
2% 8/15/25		700,000	696,627
2.125% 6/30/21		1,500,000	1,545,548
2.25% 3/31/21		7,324,000	7,603,799
2.25% 4/30/21		5,470,000	5,677,406
2.375% 7/31/17		641,000	661,716
2.375% 6/30/18		1,912,000	1,990,122
2.375% 8/15/24		3,069,000	3,161,948
3.5% 2/15/18		1,501,000	1,597,178
4.5% 5/15/17		1,172,000	1,246,532

TOTAL U.S. TREASURY OBLIGATIONS			171,873,272

Other Government Related - 0.6%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5543% 12/7/20 (NCUA Guaranteed) (c)		165,602	165,447
Series 2011-R1 Class 1A, 0.6528% 1/8/20 (NCUA Guaranteed) (c)		360,313	361,819
Series 2011-R4 Class 1A, 0.5708% 3/6/20 (NCUA Guaranteed) (c)		131,786	131,976
National Credit Union Administration Guaranteed Notes Master Trust:
2.35% 6/12/17 (NCUA Guaranteed)		2,930,000	3,010,487
3.45% 6/12/21 (NCUA Guaranteed)		3,400,000	3,686,960

TOTAL OTHER GOVERNMENT RELATED			7,356,689

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $183,961,021)			188,122,816

U.S. Government Agency - Mortgage Securities - 0.8%
Fannie Mae - 0.4%
1.915% 11/1/33 (c)		2,517	2,639
1.925% 9/1/33 (c)		24,761	25,984
1.925% 11/1/35 (c)		17,522	18,433
1.952% 10/1/35 (c)		1,151	1,214
2.097% 1/1/35 (c)		12,691	13,454
2.19% 3/1/37 (c)		1,538	1,631
2.215% 2/1/36 (c)		652	689
2.238% 3/1/33 (c)		5,615	5,925
2.24% 9/1/36 (c)		5,833	6,239
2.278% 6/1/47 (c)		7,960	8,514
2.302% 6/1/36 (c)		2,678	2,859
2.332% 7/1/35 (c)		18,453	19,605
2.36% 2/1/37 (c)		25,906	27,657
2.391% 11/1/36 (c)		3,468	3,691
2.512% 4/1/36 (c)		17,232	18,432
2.544% 5/1/36 (c)		2,078	2,222
2.557% 6/1/42 (c)		37,613	38,948
2.69% 2/1/42 (c)		240,170	248,848
2.754% 1/1/42 (c)		215,654	224,002
2.929% 8/1/35 (c)		36,826	39,390
2.96% 11/1/40 (c)		25,823	27,025
2.98% 9/1/41(c)		27,795	28,998
3.059% 10/1/41 (c)		10,088	10,510
3.237% 7/1/41 (c)		40,105	42,389
3.309% 10/1/41 (c)		24,222	25,447
3.554% 7/1/41 (c)		43,460	45,996
4.5% 7/1/33 to 4/1/39		1,962,990	2,147,109
5% 7/1/35		637,092	705,622
5.5% 10/1/20 to 1/1/29		351,404	383,494
6% 6/1/16 to 10/1/16		646	657
6.5% 5/1/16 to 8/1/36		476,130	557,967

TOTAL FANNIE MAE			4,685,590

Freddie Mac - 0.1%
1.82% 3/1/35 (c)		6,175	6,417
1.825% 3/1/37 (c)		1,048	1,096
1.861% 1/1/36 (c)		5,610	5,912
2.022% 2/1/37 (c)		2,827	2,966
2.05% 6/1/37 (c)		1,756	1,846
2.06% 1/1/37 (c)		15,622	16,411
2.095% 8/1/37 (c)		4,365	4,653
2.121% 5/1/37 (c)		4,352	4,644
2.274% 6/1/33 (c)		13,728	14,505
2.29% 7/1/36 (c)		315,544	334,480
2.328% 10/1/36 (c)		17,422	18,428
2.333% 4/1/37 (c)		5,399	5,774
2.35% 7/1/35 (c)		8,714	9,288
2.351% 10/1/35 (c)		7,626	8,078
2.375% 10/1/42 (c)		258,896	272,850
2.385% 5/1/37 (c)		52,119	55,748
2.385% 5/1/37 (c)		18,995	20,220
2.415% 6/1/37 (c)		14,691	15,709
2.436% 5/1/37 (c)		3,904	4,176
2.448% 6/1/37 (c)		3,274	3,501
2.49% 9/1/35 (c)		3,489	3,712
2.595% 4/1/37 (c)		475	508
2.795% 7/1/36 (c)		4,987	5,334
2.798% 7/1/35 (c)		11,770	12,589
3.082% 9/1/41 (c)		240,521	250,694
3.127% 10/1/35 (c)		2,300	2,434
3.22% 9/1/41 (c)		30,040	31,565
3.23% 4/1/41 (c)		26,365	27,724
3.291% 6/1/41 (c)		32,065	33,849
3.445% 5/1/41 (c)		25,623	26,883
3.627% 6/1/41 (c)		40,954	43,331
3.711% 5/1/41 (c)		34,316	36,323
6% 1/1/24		130,214	142,752
6.5% 1/1/17 to 3/1/22		28,167	30,592

TOTAL FREDDIE MAC			1,454,992

Ginnie Mae - 0.3%
4.3% 8/20/61 (i)		344,563	361,830
4.649% 2/20/62 (i)		230,774	247,620
4.682% 2/20/62 (i)		292,056	312,653
4.684% 1/20/62 (i)		1,346,057	1,439,462
5.47% 8/20/59 (i)		115,755	119,517
5.5% 11/15/35		202,055	228,541
5.612% 4/20/58 (i)		67,821	68,815
6% 6/15/36		379,632	444,646

TOTAL GINNIE MAE			3,223,084

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $9,219,996)			9,363,666

Collateralized Mortgage Obligations - 3.0%
U.S. Government Agency - 3.0%
Fannie Mae:
floater:
Series 2010-15 Class FJ, 1.1239% 6/25/36 (c)		$428,300	$436,539
Series 2010-86 Class FE, 0.6439% 8/25/25 (c)		40,371	40,727
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		385	396
Series 2003-70 Class BJ, 5% 7/25/33		22,238	24,684
Series 2005-19 Class PA, 5.5% 7/25/34		144,368	156,203
Series 2005-27 Class NE, 5.5% 5/25/34		142,635	147,500
Series 2005-52 Class PB, 6.5% 12/25/34		978	982
Series 2005-64 Class PX, 5.5% 6/25/35		143,915	158,067
Series 2005-68 Class CZ, 5.5% 8/25/35		473,000	533,198
Series 2010-118 Class PB, 4.5% 10/25/40		300,000	325,263
Series 2015-54 Class GA, 2.5% 7/25/45		759,458	778,757
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		2,026	2,093
Series 2003-117 Class MD, 5% 12/25/23		98,991	108,897
Series 2004-52 Class KZ, 5.5% 7/25/34		1,036,833	1,171,621
Series 2004-91 Class Z, 5% 12/25/34		389,442	432,281
Series 2005-117 Class JN, 4.5% 1/25/36		40,000	43,920
Series 2005-14 Class ZB, 5% 3/25/35		153,373	170,244
Series 2006-72 Class CY, 6% 8/25/26		74,639	82,680
Series 2009-59 Class HB, 5% 8/25/39		210,332	233,469
Series 2010-88 Class NA, 4% 8/25/28		898,552	913,309
Series 2009-85 Class IB, 4.5% 8/25/24 (j)		23,725	1,855
Series 2009-93 Class IC, 4.5% 9/25/24 (j)		35,828	2,726
Series 2010-139 Class NI, 4.5% 2/25/40 (j)		228,005	32,964
Series 2010-39 Class FG, 1.1139% 3/25/36 (c)		274,214	281,319
Series 2010-97 Class CI, 4.5% 8/25/25 (j)		76,921	5,612
Series 2011-67 Class AI, 4% 7/25/26 (j)		69,706	8,636
Series 2012-27 Class EZ, 4.25% 3/25/42		483,596	528,796
Freddie Mac:
floater:
Series 2630 Class FL, 0.7066% 6/15/18 (c)		408	409
Series 2711 Class FC, 1.1066% 2/15/33 (c)		162,692	165,689
floater planned amortization class Series 2770 Class FH, 0.6066% 3/15/34 (c)		179,637	181,036
planned amortization class:
Series 2101 Class PD, 6% 11/15/28		3,183	3,500
Series 2376 Class JE, 5.5% 11/15/16		1,360	1,389
Series 2381 Class OG, 5.5% 11/15/16		621	631
Series 2425 Class JH, 6% 3/15/17		2,179	2,245
Series 2672 Class MG, 5% 9/15/23		284,758	308,621
Series 2996 Class MK, 5.5% 6/15/35		7,248	8,164
Series 3415 Class PC, 5% 12/15/37		70,865	77,125
Series 3763 Class QA, 4% 4/15/34		154,254	159,667
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34		241,235	246,882
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34		756,941	860,425
Series 2303 Class ZV, 6% 4/15/31		7,711	8,524
Series 2877 Class ZD, 5% 10/15/34		459,677	510,242
Series 3745 Class KV, 4.5% 12/15/26		439,910	485,244
Series 3843 Class PZ, 5% 4/15/41		139,690	166,780
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 0.716% 7/20/37 (c)		89,616	90,367
Series 2008-2 Class FD, 0.696% 1/20/38 (c)		21,931	22,110
Series 2008-73 Class FA, 1.076% 8/20/38 (c)		136,094	138,919
Series 2008-83 Class FB, 1.116% 9/20/38 (c)		133,541	136,370
Series 2009-108 Class CF, 0.809% 11/16/39 (c)		112,058	113,240
Series 2009-116 Class KF, 0.739% 12/16/39 (c)		87,382	88,186
Series 2010-9 Class FA, 0.729% 1/16/40 (c)		140,139	141,410
Series 2010-H17 Class FA, 0.5278% 7/20/60 (c)(i)		474,452	472,398
Series 2010-H18 Class AF, 0.4918% 9/20/60 (c)(i)		567,930	564,687
Series 2010-H19 Class FG, 0.4918% 8/20/60 (c)(i)		648,297	644,639
Series 2010-H27 Series FA, 0.5718% 12/20/60 (c)(i)		257,127	256,709
Series 2011-H05 Class FA, 0.6918% 12/20/60 (c)(i)		359,256	359,784
Series 2011-H07 Class FA, 0.6918% 2/20/61 (c)(i)		603,267	604,073
Series 2011-H12 Class FA, 0.6818% 2/20/61 (c)(i)		860,157	861,456
Series 2011-H13 Class FA, 0.6918% 4/20/61 (c)(i)		320,497	320,960
Series 2011-H14:
Class FB, 0.6918% 5/20/61 (c)(i)		379,834	380,461
Class FC, 0.6918% 5/20/61 (c)(i)		337,907	338,430
Series 2011-H17 Class FA, 0.7218% 6/20/61 (c)(i)		445,185	446,253
Series 2011-H21 Class FA, 0.7918% 10/20/61 (c)(i)		497,818	500,357
Series 2012-H01 Class FA, 0.8918% 11/20/61 (c)(i)		421,976	424,619
Series 2012-H03 Class FA, 0.8918% 1/20/62 (c)(i)		265,344	267,012
Series 2012-H06 Class FA, 0.8218% 1/20/62 (c)(i)		410,072	412,699
Series 2012-H07 Class FA, 0.8218% 3/20/62 (c)(i)		248,174	250,133
Series 2013-H19 Class FD, 0.7918% 8/20/63 (c)(i)		206,032	207,147
Series 2014-H11 Class BA, 0.6918% 6/20/64 (c)(i)		1,928,617	1,936,929
Series 2015-H13 Class FL, 0.4718% 5/20/63 (c)(i)		2,634,248	2,630,570
Series 2015-H19 Class FA, 0.3918% 4/20/63 (c)(i)		2,540,538	2,532,477
floater sequential payer Series 2011-150 Class D, 3% 4/20/37		12,673	12,806
planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (j)		157,330	24,422
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40		470,000	523,588
Series 2010-H15 Class TP, 5.15% 8/20/60 (i)		1,075,208	1,161,225
Series 2010-H17 Class XP, 5.3% 7/20/60 (c)(i)		1,479,818	1,589,557
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(i)		1,129,664	1,218,354
Series 2012-64 Class KB, 6.0049% 5/20/41 (c)		70,313	79,570
Series 2013-124:
Class ES, 8.3787% 4/20/39 (c)(k)		534,863	627,977
Class ST, 8.512% 8/20/39 (c)(k)		1,004,740	1,196,692
Series 2015-H17 Class HA, 2.5% 5/20/65 (i)		1,367,333	1,407,551
Series 2015-H21:
Class HA, 2.5% 6/20/63 (i)		3,127,000	3,208,302
Class JA, 2.5% 6/20/65 (i)		396,000	407,436
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $36,024,098)			36,409,186

Commercial Mortgage Securities - 1.9%
Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.5494% 4/25/19 (c)		43,781	43,691
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20		260,000	287,921
sequential payer:
Series K006 Class A2, 4.251% 1/25/20		1,410,000	1,554,563
Series K009 Class A2, 3.808% 8/25/20		2,150,000	2,348,338
Series K029 Class A2, 3.32% 2/25/23 (c)		198,000	210,409
Series K034 Class A1, 2.669% 2/25/23		1,043,267	1,082,802
Series K717 Class A2, 2.991% 9/25/21		567,000	595,491
Series K039 Class A2, 3.303% 7/25/24		2,013,000	2,118,497
Series K042 Class A2, 2.67% 12/25/24		1,700,000	1,704,256
Series K047 Class A2, 3.329% 5/25/25		1,900,000	2,012,927
Series K048 Class A2, 3.284% 6/25/25 (c)		2,500,000	2,615,393
Series K501 Class A2, 1.655% 11/25/16		548,371	551,737
Series K714 Class A2, 3.034% 10/25/20		3,500,000	3,681,462
Series K716 Class A2, 3.13% 6/25/21		1,200,000	1,269,712
Freddie Mac Multi-family Strutured Pass-thru Certificates:
sequential payer Series K718 Class A2, 2.791% 1/25/22		1,600,000	1,659,752
Series K044 Class A2, 2.811% 1/25/25		1,600,000	1,615,126
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $22,992,856)			23,352,077

Foreign Government and Government Agency Obligations - 15.6%
Argentine Republic:
7% 4/17/17		9,220,000	8,991,549
8.28% 12/31/33 (d)		287,418	291,011
8.75% 6/2/17 (d)		870,000	874,350
Australian Commonwealth:
3.25% 4/21/25 (Reg. S)	AUD	2,425,000	1,792,081
4.25% 7/21/17	AUD	8,950,000	6,548,513
Azerbaijan Republic 4.75% 3/18/24 (b)		250,000	233,750
Belarus Republic 8.95% 1/26/18		2,165,000	2,159,588
Brazilian Federative Republic:
4.25% 1/7/25		830,000	726,250
5.625% 1/7/41		1,640,000	1,328,400
7.125% 1/20/37		1,645,000	1,538,075
8.25% 1/20/34		2,050,000	2,121,750
Buenos Aires Province:
9.375% 9/14/18 (b)		510,000	498,525
9.95% 6/9/21		420,000	394,800
10.875% 1/26/21 (b)		100,000	97,500
10.875% 1/26/21 (Reg. S)		1,615,000	1,574,625
Buoni del Tesoro Poliennali:
1.05% 12/1/19	EUR	6,100,000	6,928,197
2.5% 12/1/24	EUR	1,700,000	2,029,625
4.5% 3/1/24	EUR	2,725,000	3,738,279
Canadian Government:
1.5% 2/1/17	CAD	7,750,000	5,882,683
2.25% 6/1/25	CAD	1,375,000	1,104,595
3% 12/1/15	CAD	4,250,000	3,198,057
3.5% 12/1/45	CAD	550,000	528,239
Central Bank of Nigeria warrants 11/15/20 (l)(m)		750	91,393
City of Buenos Aires:
8.95% 2/19/21 (b)		895,000	919,613
9.95% 3/1/17 (b)		325,000	334,750
Colombian Republic:
4.375% 3/21/23	COP	2,693,000,000	714,283
5% 6/15/45		200,000	171,500
5.625% 2/26/44		200,000	187,000
7.375% 9/18/37		365,000	409,713
10.375% 1/28/33		905,000	1,281,480
Congo Republic 4% 6/30/29 (n)		1,910,925	1,544,027
Costa Rican Republic:
4.25% 1/26/23 (b)		300,000	259,500
7% 4/4/44 (b)		670,000	592,113
Croatia Republic:
5.5% 4/4/23 (b)		175,000	179,375
6% 1/26/24 (b)		200,000	210,750
6.375% 3/24/21 (b)		300,000	322,607
6.625% 7/14/20 (b)		270,000	292,707
6.75% 11/5/19 (b)		155,000	168,485
Danish Kingdom 1.75% 11/15/25	DKK	9,600,000	1,557,042
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (b)		480,000	484,789
6.25% 7/27/21 (b)		210,000	209,447
Dominican Republic:
1.25% 8/30/24 (c)		1,320,000	1,288,980
5.5% 1/27/25 (b)		215,000	207,475
6.85% 1/27/45 (b)		690,000	664,125
7.45% 4/30/44 (b)		755,000	771,988
7.5% 5/6/21 (b)		515,000	551,050
French Government 1% 11/25/25(Reg. S)	EUR	200,000	223,873
Georgia Republic 6.875% 4/12/21 (b)		210,000	216,300
German Federal Republic:
0% 4/17/20	EUR	2,750,000	3,082,013
0.25% 10/16/20	EUR	3,350,000	3,790,104
0.5% 2/15/25	EUR	3,100,000	3,454,279
2.5% 8/15/46	EUR	1,300,000	1,880,286
Hong Kong Government SAR 1.32% 12/23/19	HKD	2,700,000	354,989
Hungarian Republic:
5.375% 3/25/24		268,000	290,780
5.75% 11/22/23		427,000	475,038
7.625% 3/29/41		494,000	655,785
Indonesian Republic:
3.375% 4/15/23 (b)		280,000	255,149
5.25% 1/17/42 (b)		270,000	241,825
5.375% 10/17/23		200,000	206,744
6.625% 2/17/37 (b)		525,000	552,093
6.75% 1/15/44 (b)		205,000	217,528
7.75% 1/17/38 (b)		970,000	1,138,372
7.875% 4/15/19	IDR	2,817,000,000	182,601
8.5% 10/12/35 (Reg. S)		800,000	1,003,901
Irish Republic:
2% 2/18/45 (Reg.S)	EUR	975,000	1,037,373
2.4% 5/15/30 (Reg. S)	EUR	1,900,000	2,300,251
Islamic Republic of Pakistan:
7.125% 3/31/16 (b)		1,325,000	1,341,596
7.25% 4/15/19 (b)		965,000	990,019
8.25% 4/15/24 (b)		200,000	209,081
8.25% 9/30/25 (b)		295,000	300,855
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		4,140,000	5,079,532
5.5% 12/4/23		1,628,000	2,006,495
Italian Republic 4.75% 9/1/44	EUR	750,000	1,163,292
Ivory Coast 5.75% 12/31/32		1,125,000	973,989
Japan Government:
0.1% 10/15/15	JPY	74,500,000	621,033
0.1% 1/15/16	JPY	85,000,000	708,717
0.1% 2/15/16	JPY	350,000,000	2,918,480
0.1% 3/15/16	JPY	300,000,000	2,501,730
0.1% 8/15/16	JPY	640,000,000	5,339,051
0.5% 12/20/15	JPY	230,000,000	1,919,258
0.9% 6/20/22	JPY	964,050,000	8,468,677
1.5% 12/20/44	JPY	220,000,000	1,885,950
1.9% 9/20/30	JPY	925,000,000	8,993,315
Jordanian Kingdom:
2.503% 10/30/20		2,924,000	3,042,159
3% 6/30/25		1,179,000	1,217,085
Kazakhstan Republic:
5.125% 7/21/25 (b)		405,000	389,894
6.5% 7/21/45 (b)		285,000	267,658
Kingdom of Norway 3.75% 5/25/21	NOK	4,800,000	648,582
Lebanese Republic:
4% 12/31/17		877,500	865,584
5.45% 11/28/19		255,000	250,961
6.375% 3/9/20		150,000	154,005
New Zealand Government 6% 5/15/21	NZD	1,000,000	745,545
Panamanian Republic:
6.7% 1/26/36		140,000	166,600
8.875% 9/30/27		150,000	206,250
9.375% 4/1/29		195,000	280,556
Peruvian Republic 4% 3/7/27 (n)		570,000	570,000
Philippine Republic:
7.75% 1/14/31		305,000	432,252
9.5% 2/2/30		390,000	619,517
10.625% 3/16/25		115,000	182,251
Provincia de Cordoba 12.375% 8/17/17 (b)		890,000	898,900
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		525,000	495,338
Republic of Armenia:
6% 9/30/20 (b)		720,000	681,480
7.15% 3/26/25 (b)		400,000	377,288
Republic of Iceland 5.875% 5/11/22 (b)		240,000	273,323
Republic of Iraq 5.8% 1/15/28 (Reg. S)		1,500,000	1,032,684
Republic of Nigeria 5.125% 7/12/18 (b)		405,000	388,800
Republic of Serbia:
5.875% 12/3/18 (b)		320,000	334,000
6.75% 11/1/24 (b)		878,917	895,177
7.25% 9/28/21 (b)		400,000	448,000
Republic of Singapore 3.25% 9/1/20	SGD	3,400,000	2,527,810
Romanian Republic:
4.375% 8/22/23 (b)		308,000	320,936
6.125% 1/22/44 (b)		238,000	276,675
Russian Federation:
4.875% 9/16/23 (b)		600,000	605,004
5% 4/29/20 (b)		300,000	310,125
5.625% 4/4/42 (b)		400,000	374,080
5.875% 9/16/43 (b)		800,000	771,080
7.5% 3/31/30 (Reg. S)		226,100	265,950
12.75% 6/24/28 (Reg. S)		2,615,000	4,106,073
South African Republic 5.875% 9/16/25		200,000	213,000
Spanish Kingdom:
1.15% 7/30/20	EUR	3,600,000	4,072,295
2.75% 10/31/24 (Reg. S)	EUR	1,750,000	2,108,816
5.15% 10/31/44	EUR	350,000	552,569
Sweden Kingdom 3.5% 6/1/22	SEK	17,850,000	2,578,656
Switzerland Confederation:
1.5% 7/24/25	CHF	825,000	981,941
4.25% 6/5/17	CHF	2,550,000	2,840,165
Turkish Republic:
4.875% 4/16/43		275,000	228,938
5.125% 3/25/22		185,000	187,070
5.625% 3/30/21		490,000	511,438
6.25% 9/26/22		275,000	293,906
6.75% 4/3/18		205,000	221,236
6.75% 5/30/40		495,000	527,175
6.875% 3/17/36		505,000	546,158
7% 3/11/19		445,000	488,757
7.25% 3/5/38		345,000	389,419
7.375% 2/5/25		505,000	577,594
7.5% 11/7/19		945,000	1,061,660
8% 2/14/34		260,000	313,950
11.875% 1/15/30		530,000	845,350
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (b)		255,000	190,231
Ukraine Government:
7.8% 11/28/22 (b)		800,000	613,013
9.25% 7/24/17 (b)		465,000	359,873
United Kingdom, Great Britain and Northern Ireland:
1.75% 1/22/17	GBP	350,000	538,252
3.5% 7/22/68	GBP	375,000	754,309
4% 9/7/16	GBP	550,000	859,053
United Mexican States:
4.6% 1/23/46		300,000	267,000
4.75% 3/8/44		450,000	410,625
5.55% 1/21/45		265,000	271,294
6.05% 1/11/40		596,000	652,620
6.5% 6/10/21	MXN	7,365,000	456,207
6.75% 9/27/34		305,000	364,475
Uruguay Republic 7.875% 1/15/33 pay-in-kind		440,000	550,000
Venezuelan Republic:
oil recovery rights 4/15/20 (m)		10,236	63,975
5.75% 2/26/16 (Reg S.)		3,275,000	2,759,188
9% 5/7/23 (Reg. S)		240,000	82,200
9.25% 9/15/27		445,000	173,550
9.25% 5/7/28 (Reg. S)		370,000	124,875
11.75% 10/21/26 (Reg. S)		740,000	286,750
11.95% 8/5/31 (Reg. S)		1,680,000	659,400
12.75% 8/23/22		540,000	230,850
Vietnamese Socialist Republic:
1.3725% 3/12/16 (c)		67,826	66,469
4% 3/12/28 (n)		1,881,000	1,801,058
4.8% 11/19/24 (b)		200,000	189,039
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $195,125,498)			190,661,009

Supranational Obligations - 0.2%
European Bank for Reconstruction & Development 6% 3/3/16	INR	15,500,000	235,054
European Union 0.625% 11/4/23 (Reg. S)	EUR	1,700,000	1,904,272
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $2,149,045)			2,139,326
		Shares	Value

Common Stocks - 4.2%
CONSUMER DISCRETIONARY - 1.2%
Auto Components - 0.2%
Chassix Holdings, Inc.		33,749	778,927
Chassix Holdings, Inc. warrants (l)		1,922	0
Delphi Automotive PLC		9,900	752,796
Exide Technologies		2,115	0
Exide Technologies		7,052	0
Remy International, Inc.		6,195	181,204
Tenneco, Inc. (l)		14,900	667,073
			2,380,000
Automobiles - 0.0%
General Motors Co.		328	9,847
General Motors Co.:
warrants 7/10/16 (l)		11,036	224,914
warrants 7/10/19 (l)		11,036	145,896
			380,657
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (l)(o)		2,218	19,554
Hotels, Restaurants & Leisure - 0.2%
Chipotle Mexican Grill, Inc. (l)		800	576,200
Extended Stay America, Inc. unit		68,300	1,146,074
Fiesta Restaurant Group, Inc. (l)		12,900	585,273
			2,307,547
Household Durables - 0.3%
Calatlantic Group, Inc. (l)		98,700	789,600
Harman International Industries, Inc.		11,100	1,065,489
Lennar Corp. Class A		26,700	1,285,071
Taylor Morrison Home Corp. (l)		41,100	766,926
			3,907,086
Media - 0.3%
AMC Networks, Inc. Class A (l)		17,000	1,243,890
Naspers Ltd. Class N		9,500	1,186,367
Sinclair Broadcast Group, Inc. Class A		50,200	1,271,064
			3,701,321
Specialty Retail - 0.1%
Office Depot, Inc. (l)		154,900	994,458
Textiles, Apparel & Luxury Goods - 0.1%
Deckers Outdoor Corp. (l)		8,500	493,510
Michael Kors Holdings Ltd. (l)		10,000	422,400
			915,910

TOTAL CONSUMER DISCRETIONARY			14,606,533

CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. (l)		5,683	3,836
The Hain Celestial Group, Inc. (l)		1,914	98,762
			102,598
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Hornbeck Offshore Services, Inc. (l)		14,400	194,832
Oil, Gas & Consumable Fuels - 0.0%
Crestwood Midstream Partners LP		29,000	179,220

TOTAL ENERGY			374,052

FINANCIALS - 0.1%
Capital Markets - 0.0%
Motors Liquidation Co. GUC Trust (l)		2,816	42,775
Penson Worldwide, Inc. Class A (l)		314,563	3
			42,778
Consumer Finance - 0.1%
Springleaf Holdings, Inc. (l)		19,600	856,912

TOTAL FINANCIALS			899,690

HEALTH CARE - 0.9%
Biotechnology - 0.4%
Biogen, Inc. (l)		4,800	1,400,688
Celgene Corp. (l)		12,500	1,352,125
Gilead Sciences, Inc.		15,500	1,521,945
			4,274,758
Health Care Providers & Services - 0.2%
Community Health Systems, Inc. (l)		15,700	671,489
HCA Holdings, Inc. (l)		19,000	1,469,840
Rotech Healthcare, Inc. (l)		6,069	200,095
			2,341,424
Pharmaceuticals - 0.3%
Allergan PLC (l)		7,600	2,065,756
Valeant Pharmaceuticals International, Inc. (Canada) (l)		8,300	1,481,499
			3,547,255

TOTAL HEALTH CARE			10,163,437

INDUSTRIALS - 0.3%
Airlines - 0.1%
Air Canada (l)		106,500	856,309
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc. (l)(o)		894,972	53,698
Marine - 0.0%
U.S. Shipping Partners Corp. (l)		644	129
U.S. Shipping Partners Corp. warrants 12/31/29 (l)		6,028	0
			129
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A		15,600	482,352
HD Supply Holdings, Inc. (l)		37,300	1,067,526
Penhall Acquisition Co.:
Class A (l)		321	25,407
Class B (l)		107	8,469
United Rentals, Inc. (l)		20,100	1,207,005
			2,790,759
Transportation Infrastructure - 0.0%
DeepOcean Group Holding BV (b)(l)		31,897	366,040

TOTAL INDUSTRIALS			4,066,935

INFORMATION TECHNOLOGY - 1.4%
Electronic Equipment & Components - 0.2%
CDW Corp.		57,800	2,361,708
Internet Software & Services - 0.4%
Alibaba Group Holding Ltd. sponsored ADR		32,900	1,940,113
Baidu.com, Inc. sponsored ADR (l)		3,400	467,194
Facebook, Inc. Class A (l)		10,400	934,960
Google, Inc. Class A (l)		1,100	702,207
			4,044,474
IT Services - 0.1%
MasterCard, Inc. Class A		8,900	802,068
PayPal Holdings, Inc. (l)		19,200	595,968
			1,398,036
Semiconductors & Semiconductor Equipment - 0.6%
Avago Technologies Ltd.		10,800	1,350,108
Cypress Semiconductor Corp.		309	2,633
Freescale Semiconductor, Inc. (l)		53,300	1,949,714
MagnaChip Semiconductor Corp. (l)		2,669	17,589
NXP Semiconductors NV (l)		6,900	600,783
Qorvo, Inc. (l)		33,195	1,495,435
Skyworks Solutions, Inc.		26,800	2,256,828
			7,673,090
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.		10,300	1,136,090

TOTAL INFORMATION TECHNOLOGY			16,613,398

MATERIALS - 0.2%
Chemicals - 0.1%
LyondellBasell Industries NV Class A		15,700	1,308,752
Containers & Packaging - 0.1%
WestRock Co.		26,532	1,364,806
Metals & Mining - 0.0%
Aleris International, Inc. (l)(o)		2,037	21,877
Mirabela Nickel Ltd. (l)		217,900	12,694
			34,571

TOTAL MATERIALS			2,708,129

TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (l)		34,700	1,381,407
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.		140	5,176
TOTAL COMMON STOCKS
(Cost $54,575,634)			50,921,355

Preferred Stocks - 0.3%
Convertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (l)		2,286	18,585
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Allergan PLC 5.50%		1,500	1,415,190

TOTAL CONVERTIBLE PREFERRED STOCKS			1,433,775

Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Capital Markets - 0.1%
Goldman Sachs Group, Inc. Series K, 6.375%		26,704	698,844
Consumer Finance - 0.1%
Ally Financial, Inc. 7.00% (b)		1,311	1,315,138
TOTAL FINANCIALS			2,013,982
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc.:
15.00% (l)		147,896	147,896
Class C 19.50% (o)		37,356	37,356
			185,252

TOTAL NONCONVERTIBLE PREFERRED STOCKS			2,199,234

TOTAL PREFERRED STOCKS
(Cost $2,870,753)			3,633,009
		Principal Amount(a)	Value

Bank Loan Obligations - 1.8%
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Chassix, Inc. term loan 12% 7/29/19		424,742	431,113
Diversified Consumer Services - 0.1%
KC Mergersub, Inc.:
Tranche 1LN, term loan 6% 8/13/22 (c)		660,000	650,100
Tranche L 2LN, term loan 10.25% 8/13/23 (c)		245,000	240,406
			890,506
Hotels, Restaurants & Leisure - 0.1%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (c)		163,439	142,805
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (c)		833,701	830,916
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (c)		272,300	269,985
TGI Friday's, Inc. Tranche B 1LN, term loan 5.25% 7/15/20 (c)		49,663	49,601
			1,293,307

TOTAL CONSUMER DISCRETIONARY			2,614,926

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.0%
Focus Brands, Inc. Tranche 2LN, term loan 10.25% 8/21/18 (c)		285,000	283,575
Personal Products - 0.1%
Revlon Consumer Products Corp.:
term loan 4% 8/19/19 (c)		810,459	809,106
Tranche B, term loan 3.25% 11/19/17 (c)		364,574	363,571
			1,172,677

TOTAL CONSUMER STAPLES			1,456,252

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (c)		326,869	323,600
TPF II Power, LLC Tranche B, term loan 5.5% 10/2/21 (c)		221,880	221,465
			545,065
FINANCIALS - 0.0%
Real Estate Management & Development - 0.0%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (c)		23,852	23,706
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Emergency Medical Services Corp. Tranche B, term loan 4% 5/25/18 (c)		1,054,233	1,053,137
Rural/Metro Corp.:
Tranche 2LN, term loan 14.5% 1/31/16		4,148	3,879
Tranche B, term loan 19.5% 1/31/16		13,558	12,676
			1,069,692
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
GCA Services Group, Inc. Tranche 2LN, term loan 9.25% 11/1/20 (c)		180,000	178,200
INFORMATION TECHNOLOGY - 0.2%
Semiconductors & Semiconductor Equipment - 0.1%
Avago Technologies, Inc. Tranche B, term loan 3.75% 5/6/21 (c)		970,124	968,708
Software - 0.1%
Sophia L.P. Tranche B, term loan 9/30/22 (p)		1,165,000	1,161,726
Transfirst, Inc.:
Tranche 2LN, term loan 9% 11/12/22 (c)		60,000	59,025
Tranche B 1LN, term loan 4.75% 11/12/21 (c)		49,625	49,470
			1,270,221

TOTAL INFORMATION TECHNOLOGY			2,238,929

MATERIALS - 0.1%
Containers & Packaging - 0.0%
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (c)		462,117	458,484
Metals & Mining - 0.1%
Essar Steel Algoma, Inc. Tranche B, term loan 7.5032% 8/16/19 (c)		267,300	199,139
MRC Global, Inc. Tranche B, term loan 4.75% 11/9/19 (c)		226,080	220,240
Murray Energy Corp. Tranche B 2LN, term loan 7.5% 4/16/20 (c)		858,538	665,126
			1,084,505

TOTAL MATERIALS			1,542,989

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Integra Telecom Holdings, Inc. Tranche B 1LN, term loan 5.25% 8/14/20 (c)		577,100	573,135
Wireless Telecommunication Services - 0.0%
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 3.8125% 3/31/17 (c)		172,466	161,255
Tranche D 2LN, term loan 3.8266% 3/31/19 (c)		172,535	161,320
			322,575

TOTAL TELECOMMUNICATION SERVICES			895,710

UTILITIES - 0.9%
Electric Utilities - 0.0%
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (c)		303,848	301,569
Independent Power and Renewable Electricity Producers - 0.9%
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 6/19/16 (c)		10,612,004	10,572,209

TOTAL UTILITIES			10,873,778

TOTAL BANK LOAN OBLIGATIONS
(Cost $21,550,352)			21,439,247

Sovereign Loan Participations - 0.1%
Indonesian Republic loan participation:
Citibank 1.25% 12/14/19 (c)		235,782	231,066
Goldman Sachs 1.25% 12/14/19 (c)		424,375	415,888
Mizuho 1.25% 12/14/19 (c)		317,329	310,982
TOTAL SOVEREIGN LOAN PARTICIPATIONS
(Cost $918,496)			957,936
		Shares	Value

Fixed-Income Funds - 6.0%
Fidelity Floating Rate Central Fund (q)
(Cost $75,299,712)		723,412	73,802,492
		Principal Amount(a)	Value

Preferred Securities - 3.0%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
NBCUniversal Enterprise, Inc. 5.25% (b)(e)		770,000	814,645
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Cosan Overseas Ltd. 8.25% (e)		960,000	756,276
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Total SA 2.25% (c)(e)	EUR	300,000	313,557
FINANCIALS - 2.7%
Banks - 2.1%
Banco Do Brasil SA 9% (b)(c)(e)		800,000	486,312
Bank of America Corp.:
5.125% (c)(e)		1,345,000	1,333,020
5.2% (c)(e)		2,762,000	2,625,166
6.25% (c)(e)		910,000	893,588
8% (c)(e)		255,000	269,967
8.125% (c)(e)		145,000	155,975
Barclays Bank PLC 7.625% 11/21/22		2,140,000	2,457,111
Citigroup, Inc.:
5.8% (c)(e)		1,130,000	1,136,958
5.9% (c)(e)		1,455,000	1,429,589
5.95% (c)(e)		2,675,000	2,623,670
6.3% (c)(e)		270,000	266,205
JPMorgan Chase& Co.:
5% (c)(e)		1,615,000	1,590,775
5.3% (c)(e)		865,000	870,192
6% (c)(e)		2,580,000	2,565,347
6.125% (c)(e)		725,000	742,778
6.75% (c)(e)		400,000	420,976
Wells Fargo & Co.:
5.875% (c)(e)		2,600,000	2,706,824
5.9% (c)(e)		3,065,000	3,118,361
7.98% (c)(e)		135,000	143,067
			25,835,881
Capital Markets - 0.4%
Bank of Scotland 7.281% (c)(e)	GBP	350,000	632,328
Goldman Sachs Group, Inc.:
5.375% (c)(e)		735,000	735,320
5.7% (c)(e)		1,701,000	1,732,561
Morgan Stanley 5.55% (c)(e)		870,000	867,184
			3,967,393
Consumer Finance - 0.1%
American Express Co.:
4.9% (c)(e)		520,000	500,684
5.2% (c)(e)		925,000	934,196
			1,434,880
Diversified Financial Services - 0.0%
Magnesita Finance Ltd. 8.625% (b)(e)		400,000	270,250
Insurance - 0.1%
Credit Agricole Assurances SA 4.25% (c)(e)	EUR	300,000	317,769
Elm BV (SWISS REIN CO) 2.6% (Reg. S) (c)(e)	EUR	500,000	486,560
Society of Lloyd's 7.421% (c)(e)	GBP	400,000	647,904
			1,452,233

TOTAL FINANCIALS			32,960,637

INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Odebrecht Finance Ltd.:
7.5% (b)(e)		2,250,000	1,346,283
7.5% (Reg. S) (e)		100,000	59,850
			1,406,133
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (e)		1,020,000	371,319
TOTAL PREFERRED SECURITIES
(Cost $38,624,426)			36,622,567
		Shares	Value

Money Market Funds - 3.9%
Fidelity Cash Central Fund, 0.18% (r)
(Cost $47,943,796)		47,943,796	47,943,796
TOTAL INVESTMENT PORTFOLIO - 99.3%
(Cost $1,240,535,152)			1,210,060,224
NET OTHER ASSETS (LIABILITIES) - 0.7%			8,195,048
NET ASSETS - 100%			$1,218,255,272

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
28 CBOT 10 Year U.S. Treasury Note Contracts (United States)	Dec. 2015	3,604,563	$23,788
26 CBOT 5 Year U.S. Treasury Note Contracts (United States)	Dec. 2015	3,133,406	13,151
30 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	Dec. 2015	4,812,188	3,225
TOTAL TREASURY CONTRACTS		$11,550,157	$40,164

The face value of futures purchased as a percentage of Net Assets is 1.0%

Swaps

Clearinghouse/Counterparty (1)	Expiration Date	Notional Amount	Payment Received	Payment Paid	Value	Upfront Premium Received/(Paid) (2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
LCH	Dec. 2017	$800,000	3-month LIBOR	1.5%	$(2,434)	$0	$(2,434)
LCH	Dec. 2020	500,000	3-month LIBOR	2%	(5,979)	0	(5,979)
CME	Dec. 2025	100,000	2.5%	3-month LIBOR	2,234	0	2,234
LCH	Dec. 2045	1,100,000	3-month LIBOR	2.75%	(42,604)	0	(42,604)

TOTAL INTEREST RATE SWAPS					$(48,783)	$0	$(48,783)

(1) Swaps with CME Group (CME) and LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Currency Abbreviations

AUD – Australian dollar

BRL – Brazilian real

CAD – Canadian dollar

CHF – Swiss franc

COP – Colombian peso

DKK – Danish krone

EUR – European Monetary Unit

GBP – British pound

HKD – Hong Kong dollar

IDR – Indonesian rupiah

INR – Indian rupee

JPY – Japanese yen

MXN – Mexican peso

NOK – Norwegian krone

NZD – New Zealand dollar

RUB – Russian ruble

SEK – Swedish krona

SGD – Singapore dollar

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $249,857,434 or 20.5% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Security is perpetual in nature with no stated maturity date.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $198,550.

 (h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $207,727.

 (i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (k) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (l) Non-income producing

 (m) Quantity represents share amount.

 (n) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (o) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $132,485 or 0.0% of net assets.

 (p) The coupon rate will be determined upon settlement of the loan after period end.

 (q) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (r) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Aleris International, Inc.	6/1/10	$71,295
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$4,281
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$466,147
WP Rocket Holdings, Inc. Class C 19.50%	2/2/15	$37,356

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$65,815
Fidelity Floating Rate Central Fund	2,584,802
Total	$2,650,617

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$47,644,690	$28,120,155	$--	$73,802,492	4.6%
Total	$47,644,690	$28,120,155	$--	$73,802,492

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$14,606,533	$13,808,052	$19,554	$778,927
Consumer Staples	121,183	98,762	3,836	18,585
Energy	374,052	374,052	--	--
Financials	2,913,672	1,598,531	1,315,138	3
Health Care	11,578,627	11,378,532	--	200,095
Industrials	4,252,187	3,613,192	--	638,995
Information Technology	16,613,398	16,613,398	--	--
Materials	2,708,129	2,673,558	--	34,571
Telecommunication Services	1,381,407	1,381,407	--	--
Utilities	5,176	5,176	--	--
Corporate Bonds	524,691,742	--	524,689,983	1,759
U.S. Government and Government Agency Obligations	188,122,816	--	188,122,816	--
U.S. Government Agency - Mortgage Securities	9,363,666	--	9,363,666	--
Collateralized Mortgage Obligations	36,409,186	--	36,409,186	--
Commercial Mortgage Securities	23,352,077	--	23,352,077	--
Foreign Government and Government Agency Obligations	190,661,009	--	189,960,565	700,444
Supranational Obligations	2,139,326	--	2,139,326	--
Bank Loan Obligations	21,439,247	--	20,645,298	793,949
Sovereign Loan Participations	957,936	--	--	957,936
Fixed-Income Funds	73,802,492	73,802,492	--	--
Preferred Securities	36,622,567	--	36,622,567	--
Money Market Funds	47,943,796	47,943,796	--	--
Total Investments in Securities:	$1,210,060,224	$173,290,948	$1,032,644,012	$4,125,264
Derivative Instruments:
Assets
Futures Contracts	$40,164	$40,164	$--	$--
Swaps	2,234	--	2,234	--
Total Assets	$42,398	$40,164	$2,234	$--
Liabilities
Swaps	$(51,017)	$--	$(51,017)	$--
Total Liabilities	$(51,017)	$--	$(51,017)	$--
Total Derivative Instruments:	$(8,619)	$40,164	$(48,783)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities, supranational obligations, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $1,238,163,953. Net unrealized depreciation aggregated $28,103,729, of which $31,317,815 related to appreciated investment securities and $59,421,544 related to depreciated investment securities.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2040 Portfolio

September 30, 2015

1.903283.106
VF-2040-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.9%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	150,765	$4,875,743
VIP Equity-Income Portfolio Initial Class (a)	251,123	5,117,894
VIP Growth & Income Portfolio Initial Class (a)	319,939	5,842,081
VIP Growth Portfolio Initial Class (a)	82,258	4,994,713
VIP Mid Cap Portfolio Initial Class (a)	44,384	1,416,736
VIP Value Portfolio Initial Class (a)	262,285	3,755,926
VIP Value Strategies Portfolio Initial Class (a)	128,464	1,834,470
TOTAL DOMESTIC EQUITY FUNDS
(Cost $27,494,137)		27,837,563

International Equity Funds - 27.8%
VIP Emerging Markets Portfolio Initial Class (a)	433,615	3,408,217
VIP Overseas Portfolio Initial Class (a)	462,302	8,506,356
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $12,482,355)		11,914,573

Bond Funds - 6.0%
VIP High Income Portfolio Initial Class (a)	320,398	1,749,374
VIP Investment Grade Bond Portfolio Initial Class (a)	66,935	852,087
TOTAL BOND FUNDS
(Cost $2,689,209)		2,601,461

Short-Term Funds - 1.3%
VIP Money Market Portfolio Initial Class 0.01% (a)(b)
(Cost $547,927)	547,927	547,927
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $43,213,628)		42,901,524
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,950)
NET ASSETS - 100%		$42,897,574

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$4,140,749	$2,084,423	$676,251	$706	$4,875,743
VIP Emerging Markets Portfolio Initial Class	2,674,158	1,943,281	648,692	1,854	3,408,217
VIP Equity-Income Portfolio Initial Class	4,355,995	2,314,125	697,299	3,832	5,117,894
VIP Growth & Income Portfolio Initial Class	4,968,899	2,449,119	828,261	1,795	5,842,081
VIP Growth Portfolio Initial Class	4,235,604	1,814,821	821,817	-	4,994,713
VIP High Income Portfolio Initial Class	1,408,220	694,362	321,344	3,780	1,749,374
VIP Investment Grade Bond Portfolio Initial Class	1,130,954	449,262	727,390	1,035	852,087
VIP Mid Cap Portfolio Initial Class	1,207,567	613,192	184,770	-	1,416,736
VIP Money Market Portfolio Initial Class	--	646,176	98,249	99	547,927
VIP Overseas Portfolio Initial Class	7,602,926	3,249,957	2,175,616	--	8,506,356
VIP Value Portfolio Initial Class	3,195,856	1,491,653	513,944	421	3,755,926
VIP Value Strategies Portfolio Initial Class	1,561,446	637,932	237,243	-	1,834,470
Total	$36,482,374	$18,388,303	$7,930,876	$13,522	$42,901,524

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $43,442,877. Net unrealized depreciation aggregated $541,353, of which $2,117,102 related to appreciated investment securities and $2,658,455 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund V’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund V

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 27, 2015

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 27, 2015